UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-05583

Franklin Templeton Variable Insurance Products Trust

(Exact name of registrant as specified in charter)

One Franklin Parkway, San Mateo, CA 94403-1906

(Address of principal executive offices) (Zip code)

Craig S. Tyle, One Franklin Parkway, San Mateo, CA  94403-1906

(Name and address of agent for service)

Registrant's telephone number, including area code: (650) 312-2000

Date of fiscal year end:  12/31

Date of reporting period:  3/31/16

Item 1. Schedule of Investments.

Franklin Templeton Variable Insurance Products Trust

Statement of Investments, March 31, 2016 (unaudited)

Franklin Flex Cap Growth VIP Fund	Shares	Value
Common Stocks 98.9%
Automobiles & Components 0.7%
[a] Tesla Motors Inc.	3,010	$691,608
Banks 3.0%
[a] Signature Bank	17,100	2,327,652
[a] SVB Financial Group	7,200	734,760
		3,062,412
Capital Goods 6.7%
Fortune Brands Home & Security Inc.	45,000	2,521,800
[a] HD Supply Holdings Inc.	73,000	2,414,110
Honeywell International Inc.	8,410	942,341
Roper Technologies Inc.	5,590	1,021,684
		6,899,935
Commercial & Professional Services 2.0%
[a] IHS Inc., A	10,500	1,303,680
[a] Stericycle Inc.	5,830	735,688
		2,039,368
Consumer Durables & Apparel 5.2%
NIKE Inc., B	38,500	2,366,595
[a] TRI Pointe Group Inc.	188,000	2,214,640
[a] Under Armour Inc., A	9,500	805,885
		5,387,120
Consumer Services 2.0%
Starbucks Corp.	35,000	2,089,500
Diversified Financials 2.9%
[a] Affiliated Managers Group Inc.	6,500	1,055,600
Intercontinental Exchange Inc.	5,500	1,293,270
[a] PRA Group Inc.	22,500	661,275
		3,010,145
Energy 1.3%
Cabot Oil & Gas Corp., A	50,000	1,135,500
[a] RigNet Inc.	11,000	150,480
		1,285,980
Food & Staples Retailing 0.9%
CVS Health Corp.	8,500	881,705
Food, Beverage & Tobacco 4.0%
Constellation Brands Inc., A	16,000	2,417,440
[a] Monster Beverage Corp.	12,930	1,724,603
		4,142,043
Health Care Equipment & Services 6.1%
[a] Cerner Corp.	14,000	741,440
[a] DexCom Inc.	7,500	509,325
[a] Edwards Lifesciences Corp.	11,740	1,035,585
[a] Envision Healthcare Holdings Inc.	37,000	754,800
McKesson Corp.	12,750	2,004,938
Medtronic PLC	11,640	873,000
[a] Nevro Corp.	7,000	393,820
		6,312,908
Materials 1.4%
Ecolab Inc.	12,500	1,394,000
Media 3.6%
[a] Charter Communications Inc., A	5,500	1,113,365
[a] Global Eagle Entertainment Inc.	35,000	298,200
[a] IMAX Corp.	15,500	481,895

Quarterly Statement of Investments | See Notes to Statements of Investments.

Franklin Templeton Variable Insurance Products Trust

Statement of Investments, March 31, 2016 (unaudited) (continued)

The Walt Disney Co.	18,500	1,837,235
		3,730,695
Pharmaceuticals, Biotechnology & Life Sciences 7.0%
[a] Allergan PLC	3,500	938,105
[a] Biogen Inc.	4,000	1,041,280
Bristol-Myers Squibb Co.	22,000	1,405,360
[a] Celgene Corp.	25,000	2,502,250
[a] Illumina Inc.	3,600	583,596
[a] Regeneron Pharmaceuticals Inc.	1,250	450,550
[a] Revance Therapeutics Inc.	15,610	272,550
		7,193,691
Real Estate 2.5%
American Tower Corp.	11,800	1,207,966
Equinix Inc.	4,000	1,322,840
		2,530,806
Retailing 6.7%
Advance Auto Parts Inc.	5,000	801,700
[a] Amazon.com Inc.	5,500	3,265,020
[a] The Priceline Group Inc.	1,550	1,997,888
Tractor Supply Co.	8,850	800,571
		6,865,179
Semiconductors & Semiconductor Equipment 5.0%
[a] Cavium Inc.	22,000	1,345,520
[a] M/A-COM Technology Solutions Holdings Inc.	20,000	875,800
[a] Nanometrics Inc.	17,490	277,042
[a] NXP Semiconductors NV (Netherlands)	32,500	2,634,775
		5,133,137
Software & Services 30.5%
[a] Alphabet Inc., C	5,550	4,134,472
[a] Cognizant Technology Solutions Corp., A	12,500	783,750
[a] CoStar Group Inc.	5,500	1,034,935
[a] Electronic Arts Inc.	10,000	661,100
[a] Ellie Mae Inc.	7,000	634,480
[a] EPAM Systems Inc.	12,000	896,040
[a] Facebook Inc., A	45,500	5,191,550
[a] FleetCor Technologies Inc.	12,500	1,859,375
[a] LinkedIn Corp., A	6,500	743,275
MasterCard Inc., A	36,500	3,449,250
Microsoft Corp.	25,000	1,380,750
[a] Mobileye NV	15,000	559,350
[a] Paylocity Holding Corp.	36,500	1,195,010
[a] Salesforce.com Inc.	27,500	2,030,325
[a] ServiceNow Inc.	36,500	2,233,070
[a] Tyler Technologies Inc.	12,500	1,607,625
Visa Inc., A	29,500	2,256,160
[a] Zendesk Inc.	35,000	732,550
		31,383,067
Technology Hardware & Equipment 7.0%
Apple Inc.	27,500	2,997,225
Harris Corp.	27,500	2,141,150
[a] Palo Alto Networks Inc.	12,500	2,039,250
		7,177,625
Transportation 0.4%
[a] Spirit Airlines Inc.	7,770	372,805

Total Common Stocks (Cost $68,524,347)		101,583,729

Short Term Investments (Cost $1,271,777) 1.2%
Money Market Funds 1.2%
[a,b] Institutional Fiduciary Trust Money Market Portfolio	1,271,777	1,271,777

Franklin Templeton Variable Insurance Products Trust

Statement of Investments, March 31, 2016 (unaudited) (continued)

Total Investments (Cost $69,796,124) 100.1%	102,855,506
Other Assets, less Liabilities (0.1)%	(123,635)
Net Assets 100.0%	$102,731,871

a Non-income producing.
b See Note 11 regarding investments in affiliated management investment companies.

Franklin Templeton Variable Insurance Products Trust
Statement of Investments, March 31, 2016 (unaudited)

Franklin Founding Funds Allocation VIP Fund	Shares	Value
Investments in Underlying Funds[a]
Domestic Equity 33.0%
Franklin Mutual Shares VIP Fund, Class 1	16,807,186	$329,084,698
Domestic Hybrid 33.1%
Franklin Income VIP Fund, Class 1	22,188,206	329,272,978
Foreign Equity 33.1%
Templeton Growth VIP Fund, Class 1	24,739,633	330,026,708
Total Investments in Underlying Funds (Cost $781,018,654) 99.2%		988,384,384
Other Assets, less Liabilities 0.8%		8,367,612
Net Assets 100.0%		$996,751,996

a See Note 10 regarding investments in Underlying Funds.

Quarterly Statement of Investments | See Notes to Statements of Investments.

Franklin Templeton Variable Insurance Products Trust

Statement of Investments, March 31, 2016 (unaudited)

Franklin Global Real Estate VIP Fund	Country	Shares	Value
Common Stocks 98.9%
Diversified Real Estate Activities 9.0%
CapitaLand Ltd.	Singapore	1,355,762	$3,089,053
City Developments Ltd.	Singapore	137,600	834,342
Mitsubishi Estate Co. Ltd.	Japan	360,360	6,693,612
Mitsui Fudosan Co. Ltd.	Japan	367,857	9,178,039
New World Development Co. Ltd.	Hong Kong	2,118,000	2,020,432
Sun Hung Kai Properties Ltd.	Hong Kong	301,533	3,682,991
Tokyo Tatemono Co. Ltd.	Japan	163,507	2,036,846
The Wharf Holdings Ltd.	Hong Kong	185,906	1,016,122
			28,551,437
Diversified REITs 5.4%
Activia Properties Inc.	Japan	319	1,655,302
[a] Activia Properties Inc., 144A	Japan	104	539,660
British Land Co. PLC	United Kingdom	312,731	3,148,008
Duke Realty Corp.	United States	152,600	3,439,604
Hulic REIT Inc.	Japan	953	1,549,594
Kenedix Office Investment Corp.	Japan	473	2,714,985
Land Securities Group PLC	United Kingdom	271,781	4,299,948
			17,347,101
Health Care REITs 5.7%
HCP Inc.	United States	81,841	2,666,380
OMEGA Healthcare Investors Inc.	United States	70,600	2,492,180
Physicians Realty Trust	United States	34,200	635,436
Ventas Inc.	United States	98,387	6,194,445
Welltower Inc.	United States	90,164	6,251,972
			18,240,413
Homebuilding 0.3%
D.R. Horton Inc.	United States	33,720	1,019,356
Hotel & Resort REITs 2.8%
Hoshino Resorts REIT Inc.	Japan	109	1,330,721
Host Hotels & Resorts Inc.	United States	241,567	4,034,169
Summit Hotel Properties Inc.	United States	146,000	1,747,620
Sunstone Hotel Investors Inc.	United States	128,912	1,804,768
			8,917,278
Hotels, Resorts & Cruise Lines 0.6%
Hilton Worldwide Holdings Inc.	United States	33,470	753,744
Melia Hotels International SA	Spain	100,891	1,187,437
			1,941,181
Industrial REITs 5.5%
First Industrial Realty Trust Inc.	United States	101,500	2,308,110
Goodman Group	Australia	552,685	2,826,554
Mapletree Logistics Trust	Singapore	1,559,430	1,168,936
Nippon Prologis REIT Inc.	Japan	1,333	2,983,542
[b] PLA Administradora Industrial S de RL de CV	Mexico	515,000	957,402
[a,b] PLA Administradora Industrial S de RL de CV, 144A	Mexico	317,570	590,373
Prologis Inc.	United States	153,064	6,762,367
			17,597,284
Office REITs 11.5%
Alexandria Real Estate Equities Inc.	United States	44,407	4,036,152
Boston Properties Inc.	United States	52,580	6,681,866
Daiwa Office Investment Corp.	Japan	65	404,283
[a] Daiwa Office Investment Corp., 144A	Japan	179	1,113,332
Derwent London PLC	United Kingdom	62,999	2,853,492
Dexus Property Group	Australia	354,794	2,159,984
Great Portland Estates PLC	United Kingdom	259,926	2,719,180
Highwoods Properties Inc.	United States	58,017	2,773,793
Japan Real Estate Investment Corp.	Japan	413	2,385,268
Kilroy Realty Corp.	United States	44,918	2,779,077

Quarterly Statement of Investments | See Notes to Statements of Investments.

Franklin Templeton Variable Insurance Products Trust

Statement of Investments, March 31, 2016 (unaudited) (continued)
Paramount Group Inc.	United States	86,490	1,379,515
SL Green Realty Corp.	United States	24,893	2,411,634
Vornado Realty Trust	United States	51,168	4,831,794
			36,529,370
Real Estate Development 2.9%
Cheung Kong Property Holdings Ltd.	Hong Kong	734,000	4,721,535
China Overseas Land & Investment Ltd.	China	444,657	1,407,224
China Resources Land Ltd.	China	470,000	1,203,272
Sino Land Co. Ltd.	Hong Kong	1,182,288	1,877,676
			9,209,707
Real Estate Operating Companies 7.3%
[b] ADO Properties SA	Germany	20,700	710,152
[a,b] ADO Properties SA, 144A	Germany	41,681	1,429,944
Deutsche Euroshop AG	Germany	34,877	1,638,764
[a] Deutsche Euroshop AG, 144A	Germany	7,329	344,367
[b] Fabege AB	Sweden	44,428	750,521
First Capital Realty Inc.	Canada	92,600	1,470,985
Global Logistic Properties Ltd.	Singapore	853,570	1,219,476
Hemfosa Fastigheter AB	Sweden	134,780	1,482,185
[b] Hispania Activos Inmobiliarios SA	Spain	52,582	748,143
Hong Kong Land Holdings Ltd.	Hong Kong	392,643	2,351,932
Hufvudstaden AB, A	Sweden	140,206	2,223,381
Hysan Development Co. Ltd.	Hong Kong	444,347	1,893,130
Unite Group PLC	United Kingdom	157,069	1,436,632
Vonovia SE	Germany	155,593	5,600,906
			23,300,518
Residential REITs 11.5%
Apartment Investment & Management Co., A	United States	70,905	2,965,247
AvalonBay Communities Inc.	United States	26,367	5,015,003
Canadian Apartment Properties REIT	Canada	107,000	2,380,617
Equity Lifestyle Properties Inc.	United States	51,900	3,774,687
Equity Residential	United States	104,228	7,820,227
Essex Property Trust Inc.	United States	19,905	4,654,983
Invincible Investment Corp.	Japan	4,550	3,412,146
Post Properties Inc.	United States	25,900	1,547,266
UDR Inc.	United States	134,731	5,191,186
			36,761,362
Retail REITs 28.5%
Equity One Inc.	United States	51,500	1,475,990
Eurocommercial Properties NV, IDR	Netherlands	41,185	1,928,126
Federal Realty Investment Trust	United States	21,809	3,403,294
General Growth Properties Inc.	United States	96,117	2,857,558
Hammerson PLC	United Kingdom	362,353	3,012,257
Kimco Realty Corp.	United States	152,169	4,379,424
Klepierre	France	103,700	4,969,338
Link REIT	Hong Kong	538,788	3,191,465
The Macerich Co.	United States	50,364	3,990,843
National Retail Properties Inc.	United States	67,200	3,104,640
Realty Income Corp.	United States	86,303	5,394,801
Regency Centers Corp.	United States	56,293	4,213,531
Scentre Group	Australia	1,748,497	5,952,531
Simon Property Group Inc.	United States	88,908	18,465,302
Smart Real Estate Investment Trust	Canada	66,300	1,733,030
Taubman Centers Inc.	United States	30,682	2,185,479
Unibail-Rodamco SE	France	34,104	9,386,405
Vicinity Centres	Australia	1,508,406	3,689,459
Weingarten Realty Investors	United States	65,410	2,454,183
Westfield Corp.	Australia	647,048	4,956,279
			90,743,935
Specialized REITs 7.9%
Coresite Realty Corp.	United States	35,587	2,491,446
CubeSmart	United States	114,084	3,798,997
CyrusOne Inc.	United States	40,400	1,844,260

Franklin Templeton Variable Insurance Products Trust

Statement of Investments, March 31, 2016 (unaudited) (continued)
Digital Realty Trust Inc.	United States	42,043	3,720,385
Extra Space Storage Inc.	United States	51,104	4,776,180
Public Storage	United States	31,214	8,609,758
			25,241,026
Total Common Stocks (Cost $196,887,493)			315,399,968
		Principal Amount

Short Term Investments (Cost $2,410,067) 0.7%
Repurchase Agreements (Cost $2,410,067) 0.7%
[c] Joint Repurchase Agreement, 0.281%, 4/01/16 (Maturity Value $2,410,086)	United States	$2,410,067	2,410,067
BNP Paribas Securities Corp. (Maturity Value $1,117,195)
Deutsche Bank Securities Inc. (Maturity Value $147,763)
HSBC Securities (USA) Inc. (Maturity Value $1,117,195)
Merrill Lynch, Pierce, Fenner & Smith Inc. (Maturity Value $27,933)
Collateralized by U.S. Government Agency Securities, 0.00% - 5.50%,
5/02/16 -10/19/18; [d]U.S. Treasury Bill, 3/30/17; and U.S. Treasury Note,
0.875%, 4/30/17 (valued at $2,459,627)
Total Investments (Cost $199,297,560) 99.6%			317,810,035
Other Assets, less Liabilities 0.4%			1,121,168
Net Assets 100.0%			$318,931,203

a Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Trust's Board of Trustees. At
March 31, 2016, the aggregate value of these securities was $4,017,676, representing 1.26% of net assets.
b Non-income producing.
c Investment is through participation in a joint account with other funds managed by the investment manager or an affiliate of the investment manager. At March 31, 2016, all repurchase agreements had been entered into on that date.
d The security is traded on a discount basis with no stated coupon rate.

ABBREVIATIONS
Selected Portfolio

IDR	-	International Depositary Receipt
REIT	-	Real Estate Investment Trust

Franklin Templeton Variable Insurance Products Trust

Statement of Investments, March 31, 2016 (unaudited)

Franklin Growth and Income VIP Fund	Country	Shares	Value
Common Stocks 84.9%
Consumer Discretionary 7.1%
Ford Motor Co.	United States	295,000	$3,982,500
Lowe's Cos. Inc.	United States	71,200	5,393,400
NIKE Inc., B	United States	45,200	2,778,444
Nordstrom Inc.	United States	37,500	2,145,375
Target Corp.	United States	71,700	5,899,476
			20,199,195
Consumer Staples 10.5%
Anheuser-Busch InBev NV, ADR	Belgium	40,100	4,998,866
CVS Health Corp.	United States	56,000	5,808,880
The Kraft Heinz Co.	United States	71,500	5,617,040
Nestle SA	Switzerland	50,200	3,752,661
PepsiCo Inc.	United States	69,900	7,163,352
Reynolds American Inc.	United States	48,000	2,414,880
			29,755,679
Energy 8.4%
Anadarko Petroleum Corp.	United States	51,700	2,407,669
Chevron Corp.	United States	57,000	5,437,800
ConocoPhillips	United States	43,000	1,731,610
Exxon Mobil Corp.	United States	50,744	4,241,691
Royal Dutch Shell PLC, A, ADR	United Kingdom	104,800	5,077,560
Schlumberger Ltd.	United States	67,300	4,963,375
			23,859,705
Financials 17.0%
Arthur J. Gallagher & Co.	United States	92,900	4,132,192
BB&T Corp.	United States	84,000	2,794,680
BlackRock Inc.	United States	18,500	6,300,545
JPMorgan Chase & Co.	United States	140,970	8,348,244
MetLife Inc.	United States	103,678	4,555,611
Morgan Stanley	United States	156,000	3,901,560
T. Rowe Price Group Inc.	United States	62,100	4,561,866
U.S. Bancorp	United States	148,300	6,019,497
Wells Fargo & Co.	United States	153,600	7,428,096
			48,042,291
Health Care 7.9%
AstraZeneca PLC, ADR	United Kingdom	89,900	2,531,584
Bristol-Myers Squibb Co.	United States	33,400	2,133,592
Eli Lilly & Co.	United States	73,100	5,263,931
Johnson & Johnson	United States	31,100	3,365,020
Medtronic PLC	United States	68,000	5,100,000
Pfizer Inc.	United States	135,900	4,028,076
			22,422,203
Industrials 13.9%
General Electric Co.	United States	216,700	6,888,893
Illinois Tool Works Inc.	United States	47,800	4,896,632
Lockheed Martin Corp.	United States	27,500	6,091,250
Nielsen Holdings PLC	United States	62,000	3,264,920
Raytheon Co.	United States	40,700	4,991,041
Republic Services Inc.	United States	96,400	4,593,460
United Parcel Service Inc., B	United States	36,700	3,870,749
United Technologies Corp.	United States	46,300	4,634,630
			39,231,575
Information Technology 13.4%
Apple Inc.	United States	34,100	3,716,559
Broadcom Ltd.	Singapore	13,900	2,147,550
Cisco Systems Inc.	United States	245,008	6,975,378
Ericsson, B	Sweden	150,000	1,502,624
Intel Corp.	United States	132,800	4,296,080

Quarterly Statement of Investments | See Notes to Statements of Investments.

Franklin Templeton Variable Insurance Products Trust

Statement of Investments, March 31, 2016 (unaudited) (continued)
Microsoft Corp.	United States	168,400	9,300,732
Oracle Corp.	United States	116,500	4,766,015
Texas Instruments Inc.	United States	93,300	5,357,286
			38,062,224
Materials 3.0%
The Dow Chemical Co.	United States	83,300	4,236,638
International Paper Co.	United States	104,300	4,280,472
			8,517,110
Telecommunication Services 0.9%
Rogers Communications Inc., B	Canada	64,600	2,585,292
Utilities 2.8%
Dominion Resources Inc.	United States	54,100	4,063,992
Xcel Energy Inc.	United States	93,300	3,901,806
			7,965,798
Total Common Stocks (Cost $190,210,827)			240,641,072
Equity-Linked Securities 5.3%
Consumer Discretionary 2.1%
[a] Bank of America Merrill Lynch into Dollar General Corp., 6.00%, 144A	United States	35,000	2,818,270
[a] Barclays Bank PLC into Jarden Corp., 6.00%, 144A	United States	60,000	3,245,502
			6,063,772
Financials 1.3%
[a] The Goldman Sachs International into Charles Schwab Corp., 6.50%, 144A	United States	131,000	3,712,226
Information Technology 1.9%
[a] Barclays Bank PLC into Avago Technologies Ltd., 11.00%, 144A	Singapore	21,000	2,984,373
[a] The Goldman Sachs International into Intel Corp., 7.00%, 144A	United States	69,000	2,265,725
			5,250,098
Total Equity-Linked Securities (Cost $14,124,236)			15,026,096
Convertible Preferred Stocks 6.4%
Health Care 3.2%
Allergan PLC, 5.50%, cvt. pfd.	United States	5,700	5,239,098
Teva Pharmaceutical Industries Ltd., 7.00%, cvt. pfd.	Israel	4,300	3,800,942
			9,040,040
Industrials 1.5%
Stanley Black & Decker Inc., 6.25%, cvt. pfd.	United States	38,300	4,319,091
Utilities 1.7%
NextEra Energy Inc., 6.371%, cvt. pfd.	United States	80,000	4,884,000
Total Convertible Preferred Stocks (Cost $17,953,792)			18,243,131
Total Investments before Short Term Investments (Cost $222,288,855)			273,910,299
		Principal Amount

Short Term Investments (Cost $6,295,367) 2.3%
Repurchase Agreements 2.3%
[b] Joint Repurchase Agreement, 0.281%, 4/01/16 (Maturity Value $6,295,416)	United States	$6,295,367	6,295,367
BNP Paribas Securities Corp. (Maturity Value $2,918,240)
Deutsche Bank Securities Inc. (Maturity Value $385,972)
HSBC Securities (USA) Inc. (Maturity Value $2,918,240)
Merrill Lynch, Pierce, Fenner & Smith Inc. (Maturity Value $72,964)
Collateralized by U.S. Government Agency Securities,
0.00% - 5.50%, 5/02/16 - 10/19/18; [c]U.S. Treasury Bill, 3/30/17; and
U.S. Treasury Note, 0.875%, 4/30/17 (valued at $6,424,824)

Franklin Templeton Variable Insurance Products Trust

Statement of Investments, March 31, 2016 (unaudited) (continued)
Total Investments (Cost $228,584,222) 98.9%	280,205,666
Other Assets, less Liabilities 1.1%	3,204,269
Net Assets 100.0%	$283,409,935

a Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Trust's Board of Trustees. At
March 31, 2016, the aggregate value of these securities was $15,026,096, representing 5.30% of net assets.
b Investment is through participation in a joint account with other funds managed by the investment manager or an affiliate of the investment manager. At March 31, 2016, all repurchase agreements had been entered into on that date.
c The security is traded on a discount basis with no stated coupon rate.

ABBREVIATIONS
Selected Portfolio

ADR - American Depositary Receipt

Franklin Templeton Variable Insurance Products Trust

Statement of Investments, March 31, 2016 (unaudited)

Franklin High Income VIP Fund	Country	Shares	Value
Common Stocks (Cost $334,368) 0.0%†
Transportation 0.0%†
[a,b] CEVA Holdings LLC	United Kingdom	224	$89,712
Convertible Preferred Stocks 0.1%
Transportation 0.1%
[a,b] CEVA Holdings LLC, cvt. pfd., A-1	United Kingdom	6	3,150
[a,b] CEVA Holdings LLC, cvt. pfd., A-2	United Kingdom	486	194,204
Total Convertible Preferred Stocks (Cost $731,856)			197,354
		Principal Amount*
Corporate Bonds 95.4%
Automobiles & Components 2.2%
Fiat Chrysler Automobiles NV, senior note, 5.25%, 4/15/23	United Kingdom	3,000,000	2,983,590
The Goodyear Tire & Rubber Co., senior note,
6.50%, 3/01/21	United States	2,200,000	2,318,250
5.125%, 11/15/23	United States	300,000	308,250
			5,610,090
Banks 5.4%
[c] Bank of America Corp., junior sub. bond, M, 8.125% to 5/15/18, FRN thereafter,
Perpetual	United States	2,500,000	2,465,625
CIT Group Inc., senior note,
5.375%, 5/15/20	United States	1,000,000	1,040,000
5.00%, 8/15/22	United States	2,700,000	2,740,500
[c] Citigroup Inc., junior sub. bond, M, 6.30% to 5/15/24, FRN thereafter, Perpetual	United States	2,800,000	2,692,852
[c] JPMorgan Chase & Co., junior sub. bond, R, 6.00% to 8/01/23, FRN thereafter,
Perpetual	United States	2,500,000	2,522,500
Royal Bank of Scotland Group PLC, sub. note, 6.125%, 12/15/22	United Kingdom	2,000,000	2,125,960
			13,587,437
Capital Goods 2.6%
[d] Bombardier Inc., senior bond, 144A, 7.50%, 3/15/25	Canada	3,500,000	2,677,500
Navistar International Corp., senior bond, 8.25%, 11/01/21	United States	1,400,000	1,043,000
TransDigm Inc.,
senior sub. bond, 6.50%, 7/15/24	United States	1,000,000	997,200
senior sub. bond, 6.50%, 5/15/25	United States	200,000	196,250
senior sub. note, 6.00%, 7/15/22	United States	500,000	500,625
[d] Zachry Holdings Inc., senior note, 144A, 7.50%, 2/01/20	United States	1,000,000	980,000
			6,394,575
Commercial & Professional Services 1.7%
[d] Acosta Inc., senior note, 144A, 7.75%, 10/01/22	United States	2,000,000	1,860,000
[b,e] Goss Graphic Systems Inc., senior sub. note, 12.25%, 11/19/05	United States	1,912,374	191
United Rentals North America Inc., senior bond, 5.75%, 11/15/24	United States	2,500,000	2,512,500
			4,372,691
Consumer Durables & Apparel 3.0%
[d] Jarden Corp., senior note, 144A, 5.00%, 11/15/23	United States	1,200,000	1,263,000
KB Home,
senior bond, 7.50%, 9/15/22	United States	2,100,000	2,121,000
senior note, 4.75%, 5/15/19	United States	600,000	600,750
senior note, 7.00%, 12/15/21	United States	700,000	703,500
[d] Taylor Morrison Communities Inc./Monarch Communities Inc., senior note, 144A,
5.25%, 4/15/21	United States	900,000	886,500
5.875%, 4/15/23	United States	600,000	579,000
5.625%, 3/01/24	United States	1,500,000	1,443,750
			7,597,500
Consumer Services 4.1%
[d] 1011778 BC ULC/New Red Finance Inc.,
secured note, second lien, 144A, 6.00%, 4/01/22	Canada	2,000,000	2,085,000
senior secured note, first lien, 144A, 4.625%, 1/15/22	Canada	900,000	918,000
[d] 24 Hour Holdings III LLC, senior note, 144A, 8.00%, 6/01/22	United States	2,500,000	2,043,750
[d,e] Fontainebleau Las Vegas, senior secured bond, first lien, 144A, 11.00%, 6/15/15	United States	1,700,000	3,358

Quarterly Statement of Investments | See Notes to Statements of Investments.

Franklin Templeton Variable Insurance Products Trust

Statement of Investments, March 31, 2016 (unaudited) (continued)
[d] International Game Technology PLC, senior secured bond, 144A, 6.50%, 2/15/25	United States	3,000,000		2,988,750
[d] Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., senior bond, 144A, 5.50%,
3/01/25	United States	1,100,000		1,040,875
[d] Wynn Macau Ltd., senior note, 144A, 5.25%, 10/15/21	Macau	1,200,000		1,143,000
				10,222,733
Diversified Financials 3.6%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust, senior note, 4.625%,
10/30/20	Netherlands	1,700,000		1,746,504
Deutsche Bank AG, sub. bond, 4.296% to 5/24/23, FRN thereafter, 5/24/28	Germany	1,300,000		1,120,730
[d] Lincoln Finance Ltd., senior secured note, 144A, 7.375%, 4/15/21	Netherlands	1,600,000		1,668,000
Navient Corp., senior note, 5.50%, 1/15/19	United States	3,500,000		3,456,250
[d] OneMain Financial Holdings Inc., senior note, 144A, 7.25%, 12/15/21	United States	1,100,000		1,100,000
				9,091,484
Energy 10.4%
California Resources Corp.,
[d] secured note, second lien, 144A, 8.00%, 12/15/22	United States	2,155,000		835,062
senior bond, 6.00%, 11/15/24	United States	621,000		139,725
senior note, 5.50%, 9/15/21	United States	184,000		41,400
Calumet Specialty Products Partners LP/Calumet Finance Corp., senior note, 7.75%,
4/15/23	United States	1,500,000		1,042,500
CGG SA, senior note, 6.875%, 1/15/22	France	2,300,000		943,000
CHC Helicopter SA,
senior note, 9.375%, 6/01/21	Canada	260,000		14,950
senior secured note, first lien, 9.25%, 10/15/20	Canada	2,700,000		1,154,250
[d] Chesapeake Energy Corp., secured note, second lien, 144A, 8.00%, 12/15/22	United States	1,830,000		896,700
Compressco Partners LP/Finance Corp., senior note, 7.25%, 8/15/22	United States	700,000		491,750
CONSOL Energy Inc., senior note,
5.875%, 4/15/22	United States	1,100,000		798,182
8.00%, 4/01/23	United States	1,800,000		1,353,960
Energy Transfer Equity LP,
senior note, first lien, 7.50%, 10/15/20	United States	2,600,000		2,515,500
senior secured bond, first lien, 5.875%, 1/15/24	United States	400,000		344,000
senior secured bond, first lien, 5.50%, 6/01/27	United States	500,000		401,250
Energy XXI Gulf Coast Inc., senior note,
7.50%, 12/15/21	United States	1,000,000		37,500
6.875%, 3/15/24	United States	500,000		16,875
[d] EnQuest PLC, senior note, 144A, 7.00%, 4/15/22	United Kingdom	2,500,000		1,125,000
[f] EPL Oil & Gas Inc., senior note, 8.25%, 2/15/18	United States	1,400,000		70,875
[d] Ferrellgas LP/Ferrellgas Finance Corp., senior note, 144A, 6.75%, 6/15/23	United States	2,400,000		2,118,000
[b,d,f] Goodrich Petroleum Corp., secured note, second lien, 144A, 8.875%, 3/15/18	United States	1,250	[g]	200,000
[f] Halcon Resources Corp.,
senior note, 8.875%, 5/15/21	United States	1,800,000		324,000
[d] senior secured note, third lien, 144A, 13.00%, 2/15/22	United States	1,170,000		353,925
[d,e,f] Linn Energy LLC/Finance Corp., senior secured note, second lien, 144A, 12.00%,
12/15/20	United States	1,800,000		256,500
Martin Midstream Partners LP/Martin Midstream Finance Corp., senior note, 7.25%,
2/15/21	United States	1,100,000		959,750
Memorial Resource Development Corp., senior note, 5.875%, 7/01/22	United States	1,100,000		935,000
Midstates Petroleum Co. Inc./LLC, senior note, 9.25%, 6/01/21	United States	1,500,000		71,250
[d] Murray Energy Corp., secured note, second lien, 144A, 11.25%, 4/15/21	United States	1,200,000		162,000
[d,e,f] Peabody Energy Corp., secured note, second lien, 144A, 10.00%, 3/15/22	United States	2,700,000		216,000
Penn Virginia Corp., senior note, 8.50%, 5/01/20	United States	1,200,000		156,000
QEP Resources Inc., senior bond,
5.375%, 10/01/22	United States	1,000,000		882,500
5.25%, 5/01/23	United States	1,500,000		1,312,500
Sabine Pass Liquefaction LLC,
first lien, 5.625%, 2/01/21	United States	2,400,000		2,319,000
first lien, 5.625%, 4/15/23	United States	900,000		861,750
senior secured note, first lien, 5.75%, 5/15/24	United States	200,000		192,000
Sanchez Energy Corp., senior note,
7.75%, 6/15/21	United States	1,800,000		1,044,000
6.125%, 1/15/23	United States	1,000,000		545,000
[d] Ultra Petroleum Corp., senior bond, 144A, 6.125%, 10/01/24	United States	2,600,000		208,000

Franklin Templeton Variable Insurance Products Trust

Statement of Investments, March 31, 2016 (unaudited) (continued)

WPX Energy Inc., senior note, 8.25%, 8/01/23	United States	1,000,000	777,500
			26,117,154
Food, Beverage & Tobacco 3.0%
Constellation Brands Inc., senior note, 4.75%, 12/01/25	United States	300,000	312,000
Cott Beverages Inc., senior note, 6.75%, 1/01/20	United States	1,100,000	1,157,750
[d] Dole Food Co. Inc., senior secured note, 144A, 7.25%, 5/01/19	United States	500,000	498,750
[d] JBS USA LLC/Finance Inc.,
senior bond, 144A, 5.875%, 7/15/24	United States	1,500,000	1,361,250
senior note, 144A, 8.25%, 2/01/20	United States	1,000,000	1,030,000
Post Holdings Inc., senior note,
7.375%, 2/15/22	United States	1,600,000	1,698,000
[d] 144A, 6.75%, 12/01/21	United States	1,100,000	1,161,875
[d] 144A, 6.00%, 12/15/22	United States	300,000	310,125
			7,529,750
Health Care Equipment & Services 5.7%
[d] Acadia Healthcare Co. Inc., senior note, 144A, 6.50%, 3/01/24	United States	700,000	729,750
Alere Inc., senior sub. note, 6.50%, 6/15/20	United States	200,000	204,800
CHS/Community Health Systems Inc., senior note,
7.125%, 7/15/20	United States	700,000	665,000
6.875%, 2/01/22	United States	2,300,000	2,087,250
DaVita HealthCare Partners Inc., senior bond, 5.125%, 7/15/24	United States	2,000,000	2,023,750
HCA Inc.,
senior bond, 5.875%, 5/01/23	United States	1,000,000	1,055,000
senior bond, 5.375%, 2/01/25	United States	1,500,000	1,518,285
senior secured note, first lien, 5.00%, 3/15/24	United States	2,300,000	2,358,938
Tenet Healthcare Corp., senior note,
5.00%, 3/01/19	United States	200,000	198,750
8.125%, 4/01/22	United States	3,000,000	3,092,730
6.75%, 6/15/23	United States	300,000	288,750
			14,223,003
Materials 14.5%
ArcelorMittal, senior note,
6.50%, 3/01/21	Luxembourg	1,900,000	1,877,124
6.125%, 6/01/25	Luxembourg	700,000	651,000
[d] Ardagh Packaging Finance PLC/Ardagh MP Holdings USA Inc., senior note, 144A,
7.00%, 11/15/20	Luxembourg	176,471	168,971
6.75%, 1/31/21	Luxembourg	300,000	291,657
6.00%, 6/30/21	Luxembourg	1,900,000	1,814,500
[d] Barminco Finance Pty. Ltd., senior note, 144A, 9.00%, 6/01/18	Australia	1,600,000	1,204,000
[d] Blue Cube Spinco Inc., senior bond, 144A, 10.00%, 10/15/25	United States	1,200,000	1,377,000
[d] BlueScope Steel Ltd./BlueScope Steel Finance, senior note, 144A, 7.125%, 5/01/18	Australia	2,000,000	2,020,000
[d] Cemex Finance LLC, senior secured note, first lien, 144A, 6.00%, 4/01/24	Mexico	1,700,000	1,608,582
[d] Cemex SAB de CV, senior secured bond, first lien, 144A, 6.125%, 5/05/25	Mexico	1,400,000	1,314,530
[d] The Chemours Co.,
senior bond, 144A, 7.00%, 5/15/25	United States	500,000	403,125
senior note, 144A, 6.625%, 5/15/23	United States	1,800,000	1,476,000
[d] Eldorado Gold Corp., senior note, 144A, 6.125%, 12/15/20	Canada	2,800,000	2,569,000
[d] First Quantum Minerals Ltd., senior note, 144A,
6.75%, 2/15/20	Canada	2,000,000	1,380,000
7.00%, 2/15/21	Canada	1,836,000	1,239,300
[d] FMG Resources (August 2006) Pty. Ltd., senior secured note, 144A, 9.75%, 3/01/22	Australia	3,000,000	2,982,000
[d] NOVA Chemicals Corp., senior bond, 144A, 5.00%, 5/01/25	Canada	2,000,000	1,950,000
[d] Owens-Brockway Glass Container Inc., senior note, 144A,
5.00%, 1/15/22	United States	1,400,000	1,436,862
5.875%, 8/15/23	United States	600,000	626,250
[d] Platform Specialty Products Corp., senior note, 144A,
10.375%, 5/01/21	United States	300,000	291,000
6.50%, 2/01/22	United States	1,500,000	1,273,125
[d] Rain CII Carbon LLC/CII Carbon Corp., second lien, 144A, 8.25%, 1/15/21	United States	1,200,000	858,000
Reynolds Group Issuer Inc./LLC/SA, senior note,
8.50%, 5/15/18	United States	2,800,000	2,803,500
9.00%, 4/15/19	United States	1,200,000	1,218,000
Steel Dynamics Inc.,
senior bond, 5.50%, 10/01/24	United States	800,000	812,000

Franklin Templeton Variable Insurance Products Trust

Statement of Investments, March 31, 2016 (unaudited) (continued)
senior note, 5.125%, 10/01/21	United States	800,000	812,000
[d] Summit Materials LLC/Summit Materials Finance Corp., senior note, 144A, 8.50%,
4/15/22	United States	1,800,000	1,867,500
[e] Verso Paper Holdings LLC/Inc., senior secured note, first lien, 11.75%, 1/15/19	United States	451,000	58,630
			36,383,656
Media 11.0%
AMC Networks Inc., senior note, 5.00%, 4/01/24	United States	1,500,000	1,509,375
CCO Holdings LLC/CCO Holdings Capital Corp.,
senior bond, 5.25%, 9/30/22	United States	1,000,000	1,032,500
[d] senior bond, 144A, 5.375%, 5/01/25	United States	800,000	816,000
senior note, 6.50%, 4/30/21	United States	1,500,000	1,557,465
[d] CCOH Safari LLC, senior bond, 144A, 5.75%, 2/15/26	United States	500,000	518,750
Clear Channel Worldwide Holdings Inc.,
senior note, 6.50%, 11/15/22	United States	1,000,000	1,000,000
senior sub. note, 7.625%, 3/15/20	United States	1,100,000	1,014,750
CSC Holdings LLC, senior note,
6.75%, 11/15/21	United States	1,500,000	1,544,250
5.25%, 6/01/24	United States	1,000,000	893,750
DISH DBS Corp., senior note, 5.875%, 11/15/24	United States	3,500,000	3,220,000
Gannett Co. Inc.,
senior bond, 6.375%, 10/15/23	United States	2,000,000	2,157,500
senior note, 5.125%, 7/15/20	United States	1,400,000	1,463,000
[f] iHeartCommunications Inc.,
senior secured bond, first lien, 9.00%, 3/01/21	United States	2,500,000	1,750,000
senior secured note, first lien, 9.00%, 9/15/22	United States	700,000	485,625
[d] Radio One Inc., senior sub. note, 144A, 9.25%, 2/15/20	United States	800,000	552,000
[d] Sirius XM Radio Inc., senior bond, 144A, 6.00%, 7/15/24	United States	2,500,000	2,630,470
[d] Virgin Media Finance PLC, senior bond, 144A, 6.375%, 4/15/23	United Kingdom	1,700,000	1,776,500
[d] Virgin Media Secured Finance PLC, senior secured bond, first lien, 144A, 5.50%,
1/15/25	United Kingdom	1,100,000	1,126,317
[d] WMG Acquisition Corp., senior note, 144A, 5.625%, 4/15/22	United States	2,500,000	2,543,750
			27,592,002
Pharmaceuticals, Biotechnology & Life Sciences 3.8%
[d] Concordia Healthcare Corp., senior note, 144A, 7.00%, 4/15/23	Canada	1,300,000	1,121,250
[d] Endo Finance LLC/Endo Ltd./Endo Finco Inc.,
senior bond, 144A, 6.00%, 2/01/25	United States	1,500,000	1,413,750
senior note, 144A, 6.00%, 7/15/23	United States	700,000	662,375
[d] Horizon Pharma Financing Inc., senior note, 144A, 6.625%, 5/01/23	United States	2,500,000	2,218,750
[d] Jaguar Holding Co. II/Pharmaceutical Product Development LLC, senior note, 144A,
6.375%, 8/01/23	United States	900,000	926,370
[d] Valeant Pharmaceuticals International, senior note, 144A, 6.375%, 10/15/20	United States	3,000,000	2,505,000
[d] Valeant Pharmaceuticals International Inc.,
senior bond, 144A, 6.125%, 4/15/25	United States	700,000	540,750
senior note, 144A, 5.625%, 12/01/21	United States	300,000	237,750
			9,625,995
Real Estate 1.8%
Equinix Inc., senior bond, 5.375%, 4/01/23	United States	3,300,000	3,432,000
MPT Operating Partnership LP/MPT Finance Corp., senior note, 6.375%, 3/01/24	United States	900,000	951,750
			4,383,750
Retailing 2.9%
[d] American Builders & Contractors Supply Co. Inc., senior note, 144A, 5.625%, 4/15/21	United States	2,100,000	2,173,500
[d] Argos Merger Sub Inc., senior note, 144A, 7.125%, 3/15/23	United States	1,600,000	1,700,000
[d] Dollar Tree Inc., senior note, 144A, 5.75%, 3/01/23	United States	800,000	851,500
[d,h] HD Supply Inc., senior note, 144A, 5.75%, 4/15/24	United States	600,000	618,000
Netflix Inc., senior bond, 5.875%, 2/15/25	United States	1,900,000	2,009,250
			7,352,250
Semiconductors & Semiconductor Equipment 0.8%
[d] Microsemi Corp., senior note, 144A, 9.125%, 4/15/23	United States	700,000	771,750
[d] Qorvo Inc., senior bond, 144A, 7.00%, 12/01/25	United States	1,200,000	1,260,000
			2,031,750
Software & Services 3.0%
[d] BMC Software Finance Inc., senior note, 144A, 8.125%, 7/15/21	United States	3,000,000	2,175,000

Franklin Templeton Variable Insurance Products Trust

Statement of Investments, March 31, 2016 (unaudited) (continued)
[d] First Data Corp.,
second lien, 144A, 5.75%, 1/15/24	United States	2,900,000	2,910,585
senior note, 144A, 7.00%, 12/01/23	United States	700,000	709,625
Infor (U.S.) Inc., senior note, 6.50%, 5/15/22	United States	2,000,000	1,830,000
			7,625,210
Technology Hardware & Equipment 2.3%
[d] Blackboard Inc., senior note, 144A, 7.75%, 11/15/19	United States	2,000,000	1,625,000
[d] CommScope Technologies Finance LLC, senior bond, 144A, 6.00%, 6/15/25	United States	1,600,000	1,632,000
[d,h] Western Digital Corp., senior note, 144A, 10.50%, 4/01/24	United States	2,400,000	2,407,500
			5,664,500
Telecommunication Services 9.4%
CenturyLink Inc.,
senior bond, 6.75%, 12/01/23	United States	300,000	292,875
senior note, 6.45%, 6/15/21	United States	400,000	407,248
senior note, 5.80%, 3/15/22	United States	2,500,000	2,414,625
[d] Digicel Group Ltd., senior note, 144A, 8.25%, 9/30/20	Bermuda	1,500,000	1,289,752
[d] Digicel Ltd., senior note, 144A, 6.00%, 4/15/21	Bermuda	2,200,000	1,984,279
Frontier Communications Corp., senior bond, 7.875%, 1/15/27	United States	100,000	80,000
Intelsat Jackson Holdings SA,
senior bond, 5.50%, 8/01/23	Luxembourg	1,500,000	908,738
senior note, 7.50%, 4/01/21	Luxembourg	3,800,000	2,432,000
Sprint Communications Inc., senior note,
8.375%, 8/15/17	United States	1,500,000	1,486,875
[d] 144A, 9.00%, 11/15/18	United States	3,000,000	3,157,500
Sprint Corp., senior bond,
7.875%, 9/15/23	United States	500,000	383,750
7.125%, 6/15/24	United States	500,000	373,750
T-Mobile USA Inc.,
senior bond, 6.50%, 1/15/24	United States	900,000	940,500
senior bond, 6.375%, 3/01/25	United States	1,600,000	1,644,000
senior note, 6.542%, 4/28/20	United States	1,600,000	1,660,000
senior note, 6.125%, 1/15/22	United States	200,000	207,500
senior note, 6.00%, 4/15/24	United States	600,000	609,000
[d] Wind Acquisition Finance SA,
senior note, 144A, 7.375%, 4/23/21	Italy	3,000,000	2,752,500
senior secured note, first lien, 144A, 4.75%, 7/15/20	Italy	500,000	475,000
			23,499,892
Transportation 1.0%
[d] Florida East Coast Holdings Corp.,
secured note, first lien, 144A, 6.75%, 5/01/19	United States	900,000	904,500
senior note, 144A, 9.75%, 5/01/20	United States	500,000	362,500
[d] Stena International SA, secured bond, 144A, 5.75%, 3/01/24	Sweden	1,500,000	1,237,500
			2,504,500
Utilities 3.2%
Calpine Corp.,
senior bond, 5.75%, 1/15/25	United States	1,200,000	1,156,500
senior note, 5.375%, 1/15/23	United States	1,300,000	1,266,694
[d] senior secured bond, first lien, 144A, 5.875%, 1/15/24	United States	400,000	422,000
[d] InterGen NV, secured bond, 144A, 7.00%, 6/30/23	Netherlands	3,000,000	2,062,500
NRG Yield Operating LLC, senior bond, 5.375%, 8/15/24	United States	2,000,000	1,870,000
PPL Energy Supply LLC, senior bond, 6.50%, 6/01/25	United States	700,000	584,500
[d,e] Texas Competitive Electric Holdings Co. LLC/Texas Competitive Electric Holdings
Finance Inc., senior secured note, first lien, 144A, 11.50%, 10/01/20	United States	2,500,000	731,250
			8,093,444
Total Corporate Bonds (Cost $282,312,000)			239,503,366
[i] Senior Floating Rate Interests (Cost $1,519,040) 0.6%
Household & Personal Products 0.6%
Sun Products Corp., Tranche B Term Loan, 5.50%, 3/23/20	United States	1,528,547	1,482,690
		Shares
Escrows and Litigation Trusts (Cost $—) 0.0%
[a,b] NewPage Corp., Litigation Trust	United States	2,500,000	—

Franklin Templeton Variable Insurance Products Trust

Statement of Investments, March 31, 2016 (unaudited) (continued)

Total Investments before Short Term Investments (Cost $284,897,264)			241,273,122
		Principal Amount*
Short Term Investments (Cost $8,241,754) 3.3%
Repurchase Agreements
[j] Joint Repurchase Agreement, 0.281%, 4/01/16 (Maturity Value $8,241,818)	United States	8,241,754	8,241,754
BNP Paribas Securities Corp. (Maturity Value $3,820,495)
Deutsche Bank Securities Inc. (Maturity Value $505,305)
HSBC Securities (USA) Inc. (Maturity Value $3,820,495)
Merrill Lynch, Pierce, Fenner & Smith Inc. (Maturity Value $95,523)
Collateralized by U.S. Government Agency Securities, 0.00% - 5.50%,
5/02/16 - 10/19/18; [k]U.S. Treasury Bill, 3/30/17; and U.S. Treasury Note,
0.875%, 4/30/17 (valued at $8,411,236)
Total Investments (Cost $293,139,018) 99.4%			249,514,876
Other Assets, less Liabilities 0.6%			1,482,542
Net Assets 100.0%			$250,997,418

† Rounds to less than 0.1% of net assets.
* The principal amount is stated in U.S. dollars unless otherwise indicated.
a Non-income producing.
b Security has been deemed illiquid because it may not be able to be sold within seven days. At March 31, 2016, the aggregate value of these securities was $487,257 representing 0.19% of net assets.
c Perpetual security with no stated maturity date.
d Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Trust's Board of Trustees. At
March 31, 2016, the aggregate value of these securities was $116,098,345, representing 46.25% of net assets.
e Defaulted security or security for which income has been deemed uncollectible.
f At March 31, 2016, pursuant to the Fund's policies and the requirements of applicable securities law, the Fund is restricted from trading these securities at period end.
g Principal amount is stated in 1,000 Units.
h Security purchased on a when-issued basis.
i The coupon rate shown represents the rate at period end.
j Investment is through participation in a joint account with other funds managed by the investment manager or an affiliate of the investment manager. At March 31, 2016, all repurchase agreements had been entered into on that date.
k The security is traded on a discount basis with no stated coupon rate.

ABBREVIATIONS
Selected Portfolio

FRN - Floating Rate Note

Franklin Templeton Variable Insurance Products Trust

Statement of Investments, March 31, 2016 (unaudited)

Franklin Income VIP Fund	Country	Shares	Value
Common Stocks 47.7%
Consumer Discretionary 3.0%
Ford Motor Co.	United States	2,920,000	$39,420,000
General Motors Co.	United States	1,724,100	54,188,463
Nordstrom Inc.	United States	200,000	11,442,000
Target Corp.	United States	839,100	69,041,148
			174,091,611
Consumer Staples 1.1%
PepsiCo Inc.	United States	584,000	59,848,320
Energy 6.7%
BP PLC, ADR	United Kingdom	1,800,000	54,324,000
Chevron Corp.	United States	1,055,000	100,647,000
Occidental Petroleum Corp.	United States	436,000	29,835,480
[a] PetroQuest Energy Inc.	United States	49,000	29,689
[a,b] Rex Energy Corp.	United States	75,000	39,448
Royal Dutch Shell PLC, A, ADR	United Kingdom	3,021,748	146,403,691
Total SA, B, ADR	France	1,192,900	54,181,518
			385,460,826
Financials 3.4%
Bank of America Corp.	United States	630,000	8,517,600
JPMorgan Chase & Co.	United States	485,100	28,727,622
MetLife Inc.	United States	1,145,108	50,316,046
The Toronto-Dominion Bank	Canada	240,000	10,365,086
U.S. Bancorp	United States	1,000,000	40,590,000
Wells Fargo & Co.	United States	1,100,000	53,196,000
			191,712,354
Health Care 6.0%
AstraZeneca PLC	United Kingdom	900,000	50,471,034
Bristol-Myers Squibb Co.	United States	394,396	25,194,016
Eli Lilly & Co.	United States	764,800	55,073,248
Merck & Co. Inc.	United States	1,100,000	58,201,000
Pfizer Inc.	United States	2,638,975	78,219,219
Roche Holding AG	Switzerland	136,500	33,615,513
Sanofi, ADR	France	1,108,292	44,509,007
			345,283,037
Industrials 8.9%
The Boeing Co.	United States	300,000	38,082,000
[a,c] CEVA Holdings LLC	United Kingdom	13,012	5,204,904
Deere & Co.	United States	350,000	26,946,500
General Electric Co.	United States	3,976,200	126,403,398
Illinois Tool Works Inc.	United States	100,000	10,244,000
Lockheed Martin Corp.	United States	253,200	56,083,800
Raytheon Co.	United States	480,000	58,862,400
Republic Services Inc.	United States	527,300	25,125,845
Union Pacific Corp.	United States	500,000	39,775,000
United Technologies Corp.	United States	700,000	70,070,000
Waste Management Inc.	United States	928,200	54,763,800
			511,561,647
Information Technology 6.7%
Analog Devices Inc.	United States	400,000	23,676,000
Apple Inc.	United States	915,317	99,760,400
Cisco Systems Inc.	United States	1,500,000	42,705,000
[a,b] First Data Holdings Inc., B	United States	1,559,550	18,162,519
Intel Corp.	United States	1,527,000	49,398,450
Microsoft Corp.	United States	1,133,500	62,603,205
QUALCOMM Inc.	United States	550,000	28,127,000

Quarterly Statement of Investments | See Notes to Statements of Investments.

Franklin Templeton Variable Insurance Products Trust

Statement of Investments, March 31, 2016 (unaudited) (continued)

Texas Instruments Inc.	United States	1,000,000	57,420,000
			381,852,574
Materials 4.3%
Agrium Inc.	Canada	300,000	26,487,000
BASF SE	Germany	387,500	29,243,066
BHP Billiton PLC	Australia	2,784,192	31,318,920
The Dow Chemical Co.	United States	1,525,700	77,597,102
E. I. du Pont de Nemours and Co.	United States	49,000	3,102,680
The Mosaic Co.	United States	1,100,000	29,700,000
Rio Tinto PLC, ADR	United Kingdom	1,800,000	50,886,000
			248,334,768
Telecommunication Services 1.6%
BCE Inc.	Canada	466,000	21,249,212
Telstra Corp. Ltd.	Australia	3,446,331	14,084,388
Verizon Communications Inc.	United States	1,075,000	58,136,000
			93,469,600
Utilities 6.0%
Dominion Resources Inc.	United States	750,000	56,340,000
Duke Energy Corp.	United States	702,500	56,677,700
Exelon Corp.	United States	390,200	13,992,572
PG&E Corp.	United States	935,300	55,856,116
Public Service Enterprise Group Inc.	United States	923,500	43,533,790
Sempra Energy	United States	368,300	38,321,615
The Southern Co.	United States	888,200	45,946,586
Xcel Energy Inc.	United States	810,964	33,914,515
			344,582,894
Total Common Stocks (Cost $2,413,528,285)			2,736,197,631
Equity-Linked Securities 4.7%
Consumer Discretionary 2.2%
[d] Citigroup Global Markets Inc. into Ford Motor Co., 7.00%, 144A	United States	1,700,000	23,118,130
[d] The Goldman Sachs Group Inc. into General Motors Co., 6.50%, 144A	United States	500,000	15,745,950
[d] Morgan Stanley into Ford Motors, 8.50%, 144A	United States	2,485,000	32,503,800
[d] Royal Bank of Canada into Target Corp., 6.00%, 144A	United States	700,000	57,578,990
			128,946,870
Financials 0.5%
[d] Citigroup Inc. into Bank of America Corp., 7.50%, 144A	United States	2,100,000	28,859,880
Industrials 0.5%
[d] The Goldman Sachs Group Inc. into General Electric Co., 5.50%, 144A	United States	1,000,000	29,735,800
Information Technology 1.5%
[d] JPMorgan Chase & Co. into Oracle Corp., 6.00%, 144A	United States	700,000	28,910,980
[d] Wells Fargo & Co. into Intel Corp., 7.00%, 144A	United States	1,700,000	55,332,790
			84,243,770
Total Equity-Linked Securities (Cost $274,319,800)			271,786,320
Convertible Preferred Stocks 3.6%
Consumer Discretionary 0.1%
Fiat Chrysler Automobiles NV, 7.875%, cvt. pfd.	United Kingdom	85,000	6,228,800
Energy 0.0%†
Sanchez Energy Corp., 6.50%, cvt. pfd., B	United States	200,000	2,656,000
Financials 1.7%
Bank of America Corp., 7.25%, cvt. pfd., L	United States	64,600	73,514,800
FelCor Lodging Trust Inc., 7.80%, cvt. pfd., A	United States	167,325	4,218,263
[a] FNMA, 5.375%, cvt. pfd.	United States	475	3,918,750
Wells Fargo & Co., 7.50%, cvt. pfd., A	United States	15,000	18,075,150
			99,726,963
Health Care 0.4%
Allergan PLC, 5.50%, cvt. pfd.	United States	7,500	6,893,550

Franklin Templeton Variable Insurance Products Trust

Statement of Investments, March 31, 2016 (unaudited) (continued)

Teva Pharmaceutical Industries Ltd., 7.00%, cvt. pfd.	Israel	15,000	13,259,100
			20,152,650
Industrials 0.1%
[a,c] CEVA Holdings LLC, cvt. pfd., A-1	United Kingdom	397	208,425
[a,c] CEVA Holdings LLC, cvt. pfd., A-2	United Kingdom	14,711	5,884,360
			6,092,785
Materials 0.3%
Alcoa Inc., 5.375%, cvt. pfd.	United States	500,000	16,495,000
Utilities 1.0%
Dominion Resources Inc., 6.125%, cvt. pfd., A	United States	145,000	8,504,250
Dominion Resources Inc., 6.375%, cvt. pfd., A	United States	162,000	8,148,600
Dominion Resources Inc., 6.00%, cvt. pfd., B	United States	145,000	8,443,350
NextEra Energy Inc., 6.371%, cvt. pfd.	United States	500,000	30,525,000
			55,621,200
Total Convertible Preferred Stocks (Cost $238,471,584)			206,973,398
Preferred Stocks (Cost $8,750,000) 0.2%
Financials 0.2%
Morgan Stanley, 6.375%, pfd., I	United States	350,000	9,124,500
		Principal Amount*
Convertible Bonds 0.1%
Energy 0.1%
Cobalt International Energy Inc., cvt., senior bond, 3.125%, 5/15/24	United States	10,000,000	4,075,000
Stone Energy Corp., cvt., senior note, 1.75%, 3/01/17	United States	10,000,000	3,931,250
Total Convertible Bonds (Cost $16,748,527)			8,006,250
Corporate Bonds 25.0%
Consumer Discretionary 3.3%
[d] Altice Luxembourg SA, senior secured note, 144A, 7.75%, 5/15/22	Luxembourg	3,000,000	2,965,950
[d] Argos Merger Sub Inc., senior note, 144A, 7.125%, 3/15/23	United States	3,000,000	3,187,500
CCO Holdings LLC/CCO Holdings Capital Corp.,
senior bond, 5.125%, 2/15/23	United States	10,000,000	10,225,000
[d] senior note, 144A, 5.875%, 4/01/24	United States	5,000,000	5,250,000
[d] CCOH Safari LLC, senior bond, 144A, 5.75%, 2/15/26	United States	5,000,000	5,187,500
DISH DBS Corp.,
senior bond, 5.00%, 3/15/23	United States	20,000,000	17,850,000
senior note, 5.875%, 7/15/22	United States	2,000,000	1,900,000
senior note, 5.875%, 11/15/24	United States	9,400,000	8,648,000
Dollar General Corp., senior bond, 3.25%, 4/15/23	United States	5,000,000	5,055,695
Fiat Chrysler Automobiles NV, senior note, 5.25%, 4/15/23	United Kingdom	11,300,000	11,238,189
[e] iHeartCommunications Inc.,
senior secured bond, first lien, 9.00%, 3/01/21	United States	19,400,000	13,580,000
senior secured note, first lien, 9.00%, 12/15/19	United States	18,000,000	13,387,500
senior secured note, first lien, 9.00%, 9/15/22	United States	14,600,000	10,128,750
[d] International Game Technology PLC,
senior secured bond, 144A, 6.50%, 2/15/25	United States	8,500,000	8,468,125
senior secured note, 144A, 6.25%, 2/15/22	United States	8,500,000	8,691,250
KB Home, senior bond, 7.50%, 9/15/22	United States	6,500,000	6,565,000
MGM Resorts International, senior note, 6.75%, 10/01/20	United States	5,500,000	5,978,500
[d] Shea Homes LP/Shea Homes Funding Corp.,
senior bond, 144A, 6.125%, 4/01/25	United States	10,000,000	9,850,000
senior note, 144A, 5.875%, 4/01/23	United States	5,000,000	4,956,250
[d] Sirius XM Radio Inc., senior bond, 144A, 6.00%, 7/15/24	United States	10,000,000	10,521,880
[d] Univision Communications Inc., senior secured note, first lien, 144A, 5.125%,
5/15/23	United States	10,000,000	10,000,000
2/15/25	United States	7,140,000	7,068,600
[d] Virgin Media Secured Finance PLC, senior secured bond, first lien, 144A, 5.50%,
1/15/25	United Kingdom	7,000,000	7,167,475
			187,871,164
Consumer Staples 0.5%
Cott Beverages Inc., senior note, 5.375%, 7/01/22	United States	2,500,000	2,550,000
[d] JBS USA LLC/Finance Inc., senior note, 144A, 7.25%, 6/01/21	United States	12,500,000	12,512,500

Franklin Templeton Variable Insurance Products Trust

Statement of Investments, March 31, 2016 (unaudited) (continued)

U.S. Foods Inc., 8.50%, 6/30/19	United States	12,500,000	12,890,625
			27,953,125
Energy 2.5%
Antero Resources Corp., senior note, 5.375%, 11/01/21	United States	5,000,000	4,612,500
Bill Barrett Corp., senior note,
7.625%, 10/01/19	United States	30,000,000	20,325,000
7.00%, 10/15/22	United States	14,646,000	8,787,600
Chesapeake Energy Corp.,
[d] secured note, second lien, 144A, 8.00%, 12/15/22	United States	13,550,000	6,639,500
senior note, 7.25%, 12/15/18	United States	10,000,000	5,500,000
Denbury Resources Inc., senior note, 5.50%, 5/01/22	United States	12,000,000	5,400,000
[d] Energy XXI Gulf Coast Inc., senior secured note, second lien, 144A, 11.00%, 3/15/20	United States	35,116,000	5,091,820
[d] EnQuest PLC, senior note, 144A, 7.00%, 4/15/22	United Kingdom	11,000,000	4,950,000
Ferrellgas LP/Ferrellgas Finance Corp., senior note, 6.50%, 5/01/21	United States	5,000,000	4,462,500
[d,e] Halcon Resources Corp.,
secured note, second lien, 144A, 8.625%, 2/01/20	United States	10,000,000	7,137,500
senior secured note, third lien, 144A, 13.00%, 2/15/22	United States	35,000,000	10,587,500
Kinder Morgan Inc.,
senior note, MTN, 7.75%, 1/15/32	United States	22,000,000	22,911,702
[d] senior secured bond, first lien, 144A, 5.625%, 11/15/23	United States	7,000,000	7,114,989
[d] NGPL PipeCo LLC, secured note, 144A, 7.119%, 12/15/17	United States	3,750,000	3,642,188
[d] PetroQuest Energy Inc., second lien, 144A, 10.00%, 2/15/21	United States	1,653,000	1,066,185
[d] Rex Energy Corp., second lien, 144A, 1.00% to 10/01/17, 8.00% thereafter, 10/01/20	United States	5,000,000	700,000
Sanchez Energy Corp., senior note, 7.75%, 6/15/21	United States	20,000,000	11,600,000
Stone Energy Corp., senior bond, 7.50%, 11/15/22	United States	26,905,000	7,398,875
W&T Offshore Inc., senior note, 8.50%, 6/15/19	United States	45,000,000	5,400,000
			143,327,859
Financials 3.5%
[f] Bank of America Corp., junior sub. bond,
AA, 6.10% to 3/17/25, FRN thereafter, Perpetual	United States	8,000,000	7,890,000
M, 8.125% to 5/15/18, FRN thereafter, Perpetual	United States	5,000,000	4,931,250
[f] Citigroup Inc., junior sub. bond,
5.35% to 5/15/23, FRN thereafter, Perpetual	United States	10,000,000	9,237,500
5.90% to 2/15/23, FRN thereafter, Perpetual	United States	12,500,000	12,312,500
5.95% to 1/30/23, FRN thereafter, Perpetual	United States	4,500,000	4,341,092
M, 6.30% to 5/15/24, FRN thereafter, Perpetual	United States	16,800,000	16,157,114
O, 5.875% to 3/27/20, FRN thereafter, Perpetual	United States	25,000,000	24,187,500
Q, 5.95% to 8/15/20, FRN thereafter, Perpetual	United States	10,000,000	9,588,750
International Lease Finance Corp., senior note, 8.75%, 3/15/17	United States	10,000,000	10,559,000
Iron Mountain Inc., senior sub. bond, 5.75%, 8/15/24	United States	3,000,000	3,090,000
iStar Inc., senior note, 5.00%, 7/01/19	United States	3,500,000	3,377,500
[f] JPMorgan Chase & Co., junior sub. bond,
I, 7.90% to 4/30/19, FRN thereafter, Perpetual	United States	50,000,000	50,062,500
R, 6.00% to 8/01/23, FRN thereafter, Perpetual	United States	3,200,000	3,228,800
V, 5.00% to 7/30/19, FRN thereafter, Perpetual	United States	10,000,000	9,562,500
[f] Morgan Stanley, junior sub. bond, 5.55% to 7/15/20, FRN thereafter, Perpetual	United States	7,300,000	7,205,100
Navient Corp., senior note, 6.125%, 3/25/24	United States	5,000,000	4,325,000
[d] OneMain Financial Holdings Inc., senior note, 144A,
6.75%, 12/15/19	United States	10,000,000	10,047,500
7.25%, 12/15/21	United States	5,000,000	5,000,000
[f] Wells Fargo & Co., junior sub. bond, S, 5.90% to 6/15/24, FRN thereafter, Perpetual	United States	7,900,000	8,016,035
			203,119,641
Health Care 3.5%
CHS/Community Health Systems Inc., senior note,
8.00%, 11/15/19	United States	35,000,000	34,256,250
7.125%, 7/15/20	United States	10,000,000	9,500,000
6.875%, 2/01/22	United States	16,500,000	14,973,750
DaVita HealthCare Partners Inc., senior bond, 5.125%, 7/15/24	United States	5,000,000	5,059,375
HCA Inc.,
senior bond, 5.875%, 5/01/23	United States	7,500,000	7,912,500
senior note, 7.50%, 2/15/22	United States	25,000,000	28,414,200
senior secured bond, first lien, 5.25%, 4/15/25	United States	5,000,000	5,162,500
senior secured note, first lien, 5.00%, 3/15/24	United States	10,400,000	10,666,500

Franklin Templeton Variable Insurance Products Trust

Statement of Investments, March 31, 2016 (unaudited) (continued)
[d] Mallinckrodt International Finance SA/Mallinckrodt CB LLC, senior note, 144A,
5.75%, 8/01/22	United States	12,000,000		11,115,000
5.625%, 10/15/23	United States	10,000,000		9,125,000
5.50%, 4/15/25	United States	10,000,000		8,875,000
Tenet Healthcare Corp., senior note,
8.125%, 4/01/22	United States	25,000,000		25,772,750
6.75%, 6/15/23	United States	8,200,000		7,892,500
[d] Valeant Pharmaceuticals International, senior note, 144A, 6.375%, 10/15/20	United States	2,500,000		2,087,500
[d] Valeant Pharmaceuticals International Inc.,
senior bond, 144A, 6.125%, 4/15/25	United States	9,400,000		7,261,500
senior note, 144A, 5.375%, 3/15/20	United States	5,000,000		4,100,000
senior note, 144A, 5.875%, 5/15/23	United States	12,500,000		9,859,375
				202,033,700
Industrials 2.1%
The ADT Corp., senior note, 3.50%, 7/15/22	United States	10,500,000		9,135,000
[d] Algeco Scotsman Global Finance PLC, senior secured note, first lien, 144A, 8.50%,
10/15/18	United Kingdom	9,900,000		7,531,771
[d] Bombardier Inc., senior bond, 144A,
6.125%, 1/15/23	Canada	5,000,000		3,812,500
7.50%, 3/15/25	Canada	11,000,000		8,415,000
[d] CEVA Group PLC, senior note, first lien, 144A, 4.00%, 5/01/18	United Kingdom	12,691,882		10,978,478
Hertz Corp., senior note, 6.75%, 4/15/19	United States	10,000,000		10,169,900
Navistar International Corp., senior bond, 8.25%, 11/01/21	United States	5,675,000		4,227,875
TransDigm Inc.,
senior sub. bond, 6.50%, 7/15/24	United States	10,000,000		9,972,000
senior sub. note, 6.00%, 7/15/22	United States	7,700,000		7,709,625
United Rentals North America Inc., senior bond, 6.125%, 6/15/23	United States	11,400,000		11,827,500
[d] XPO Logistics Inc., senior note, 144A,
7.875%, 9/01/19	United States	6,700,000		6,968,000
6.50%, 6/15/22	United States	28,480,000		27,803,600
				118,551,249
Information Technology 2.3%
[d] BMC Software Finance Inc., senior note, 144A, 8.125%, 7/15/21	United States	16,500,000		11,962,500
[d] CommScope Inc.,
senior bond, 144A, 5.50%, 6/15/24	United States	10,000,000		10,137,500
senior note, 144A, 5.00%, 6/15/21	United States	8,422,000		8,516,748
[d] First Data Corp.,
second lien, 144A, 5.75%, 1/15/24	United States	5,000,000		5,018,250
senior note, 144A, 7.00%, 12/01/23	United States	25,000,000		25,343,750
senior secured note, first lien, 144A, 5.375%, 8/15/23	United States	5,000,000		5,143,750
[d] Microsemi Corp., senior note, 144A, 9.125%, 4/15/23	United States	5,500,000		6,063,750
NCR Corp., senior note,
5.00%, 7/15/22	United States	5,500,000		5,472,500
6.375%, 12/15/23	United States	7,000,000		7,245,000
[d] Vizient Inc., senior note, 144A, 10.375%, 3/01/24	United States	5,000,000		5,362,500
[d,g] Western Digital Corp.,
senior note, 144A, 10.50%, 4/01/24	United States	30,000,000		30,093,750
senior secured note, 144A, 7.37%, 4/01/23	United States	10,000,000		10,225,000
				130,584,998
Materials 1.9%
[d] Ardagh Packaging Finance PLC/Ardagh MP Holdings USA Inc., senior note, 144A,
6.25%, 1/31/19	Luxembourg	7,500,000		7,457,813
[d] Cemex Finance LLC, senior secured note, first lien, 144A, 6.00%, 4/01/24	Mexico	14,700,000		13,909,507
[d] Consolidated Minerals Ltd., senior secured note, 144A, 8.00%, 5/15/20	Jersey Islands	3,500,000		1,207,500
[d] First Quantum Minerals Ltd., senior note, 144A, 7.00%, 2/15/21	Canada	2,000,000		1,350,000
[d] FMG Resources (August 2006) Pty. Ltd.,
senior note, 144A, 8.25%, 11/01/19	Australia	4,500,000		4,320,000
senior secured note, 144A, 9.75%, 3/01/22	Australia	27,000,000		26,838,000
[d] Kerling PLC, senior secured note, 144A, 10.625%, 2/01/17	United Kingdom	9,400,000	EUR	10,768,081
[d] Platform Specialty Products Corp., senior note, 144A, 6.50%, 2/01/22	United States	3,500,000		2,970,625
Reynolds Group Issuer Inc./LLC/SA,
first lien, 5.75%, 10/15/20	United States	12,500,000		12,859,375
senior note, 9.00%, 4/15/19	United States	5,000,000		5,075,000
senior note, 9.875%, 8/15/19	United States	16,800,000		17,398,500

Franklin Templeton Variable Insurance Products Trust

Statement of Investments, March 31, 2016 (unaudited) (continued)

senior secured note, first lien, 6.875%, 2/15/21	United States	7,900,000	8,181,437
			112,335,838
Telecommunication Services 3.6%
Consolidated Communications Inc., senior note, 6.50%, 10/01/22	United States	15,000,000	13,162,500
Frontier Communications Corp., senior note,
9.25%, 7/01/21	United States	7,400,000	7,575,750
7.125%, 1/15/23	United States	7,800,000	6,942,000
[d] 144A, 10.50%, 9/15/22	United States	10,000,000	10,287,500
Intelsat Jackson Holdings SA, senior bond, 5.50%, 8/01/23	Luxembourg	8,400,000	5,088,930
[d] Neptune Finco Corp., senior bond, 144A, 10.875%, 10/15/25	United States	13,000,000	14,202,500
Sprint Communications Inc.,
11.50%, 11/15/21	United States	30,000,000	26,850,000
senior note, 7.00%, 8/15/20	United States	7,500,000	6,000,000
[d] senior note, 144A, 9.00%, 11/15/18	United States	11,900,000	12,524,750
Sprint Corp.,
senior bond, 7.875%, 9/15/23	United States	37,500,000	28,781,250
senior bond, 7.125%, 6/15/24	United States	8,200,000	6,129,500
senior note, 7.625%, 2/15/25	United States	15,000,000	11,212,500
T-Mobile USA Inc.,
senior bond, 6.625%, 4/01/23	United States	15,000,000	15,862,500
senior note, 6.25%, 4/01/21	United States	12,000,000	12,657,600
senior note, 6.633%, 4/28/21	United States	7,500,000	7,875,000
senior note, 6.731%, 4/28/22	United States	5,000,000	5,249,000
[d] Telecom Italia SpA, senior note, 144A, 5.303%, 5/30/24	Italy	5,000,000	5,161,375
[d] Wind Acquisition Finance SA, senior note, 144A, 7.375%, 4/23/21	Italy	11,500,000	10,551,250
			206,113,905
Utilities 1.8%
Calpine Corp.,
senior bond, 5.75%, 1/15/25	United States	15,000,000	14,456,250
senior note, 5.375%, 1/15/23	United States	19,500,000	19,000,410
Dynegy Inc., senior note,
6.75%, 11/01/19	United States	34,000,000	34,000,000
7.375%, 11/01/22	United States	20,000,000	18,600,000
[d] InterGen NV, secured bond, 144A, 7.00%, 6/30/23	Netherlands	25,000,000	17,187,500
			103,244,160
Total Corporate Bonds (Cost $1,598,910,340)			1,435,135,639
[h] Senior Floating Rate Interests 3.6%
Consumer Discretionary 1.2%
Belk Inc., First Lien Closing Date Term Loan, 5.75%, 12/12/22	United States	25,000,000	22,145,825
[e] iHeartCommunications Inc.,
Tranche D Term Loan, 7.183%, 1/30/19	United States	35,864,664	24,649,497
Tranche E Term Loan, 7.933%, 7/30/19	United States	13,142,769	9,058,653
Petco Animal Supplies Inc., Tranche B-1 Term Loans, 5.75%, 1/26/23	United States	15,000,000	14,985,945
			70,839,920
Consumer Staples 0.3%
U.S. Foods Inc., Term Loan, 4.50%, 3/31/19	United States	14,587,500	14,539,303
Energy 0.1%
W&T Offshore Inc., Second Lien Term Loan, 9.00%, 5/15/20	United States	11,000,000	5,820,320
Financials 0.7%
First Eagle Investment Management, Initial Term Loans, 4.75%, 12/01/22	United States	39,900,000	39,401,250
Industrials 0.8%
CEVA Group PLC, Pre-Funded L/C, 6.50%, 3/19/21	United States	5,418,719	4,520,117
CEVA Intercompany BV, Dutch BV Term Loan, 6.50%, 3/19/21	Netherlands	5,600,000	4,671,335
[e] CEVA Logistics Canada ULC, Canadian Term Loan, 6.50%, 3/19/21	Canada	965,517	805,403
[e] CEVA Logistics U.S. Holdings Inc., U.S. Term Loan, 6.50%, 3/19/21	United States	7,724,138	6,443,221
Commercial Barge Line Co., Initial Term Loan, 9.75%, 11/12/20	United States	10,000,000	9,025,000
Navistar Inc., Tranche B Term Loans, 6.50%, 8/07/20	United States	6,065,819	5,555,277
XPO Logistics Inc., First Lien Term Loan, 5.50%, 10/29/21	United States	15,000,000	15,084,375
			46,104,728
Information Technology 0.5%
Vizient Inc., Initial Term Loan, 6.25%, 2/10/23	United States	20,000,000	20,158,340

Franklin Templeton Variable Insurance Products Trust

Statement of Investments, March 31, 2016 (unaudited) (continued)
Western Digital Corp., Term Loan B, 8.00%, 3/16/23	United States	10,000,000	9,893,750
			30,052,090
Total Senior Floating Rate Interests (Cost $224,478,827)			206,757,611
		Shares
Escrows and Litigation Trusts (Cost $62,603) 0.0%
[a,c] Motors Liquidation Co., Escrow Account, cvt. pfd., C	United States	1,400,000	—
Total Investments before Short Term Investments (Cost $4,775,269,966)			4,873,981,349

Short Term Investments 14.8%
		Principal Amount*
Corporate Bonds (Cost $9,838,554) 0.2%
Sabine Pass LNG LP, senior secured note, first lien, 7.50%, 11/30/16	United States	10,000,000	10,296,250
U.S. Government and Agency Securities (Cost $72,994,991) 1.3%
[i] FHLB, 4/13/16	United States	73,000,000	72,995,109
Total Investments before Money Market Funds and Repurchase Agreements (Cost $4,858,103,511)			4,957,272,708
		Shares
Money Market Funds (Cost $747,700,049) 13.0%
[a,j] Institutional Fiduciary Trust Money Market Portfolio	United States	747,700,049	747,700,049
		Principal Amount*
Repurchase Agreements (Cost $18,840,477) 0.3%
[k] Joint Repurchase Agreement, 0.281%, 4/01/16 (Maturity Value $18,840,624)	United States	18,840,477	18,840,477
BNP Paribas Securities Corp. (Maturity Value $8,733,571)
Deutsche Bank Securities Inc. (Maturity Value $1,155,119)
HSBC Securities (USA) Inc. (Maturity Value $8,733,571)
Merrill Lynch, Pierce, Fenner & Smith Inc. (Maturity Value $218,363)
Collateralized by U.S. Government Agency Securities, 0.00% - 5.50%,
5/02/16 - 10/19/18; [i]U.S. Treasury Bill, 3/30/17; and U.S. Treasury Note,
0.875%, 4/30/17 (valued at $19,227,911)
Total Investments (Cost $5,624,644,037) 99.7%			5,723,813,234
Other Assets, less Liabilities 0.3%			14,487,586
Net Assets 100.0%			$5,738,300,820

† Rounds to less than 0.1% of net assets.
* The principal amount is stated in U.S. dollars unless otherwise indicated.
a Non-income producing.
b See Note 7 regarding restricted securities.
c Security has been deemed illiquid because it may not be able to be sold within seven days. At March 31, 2016, the aggregate values of these securities was $11,297,689, representing 0.20% of net assets.
d Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Trust's Board of Trustees. At
March 31, 2016, the aggregate value of these securities was $804,127,155, representing 14.01% of net assets.
e At March 31, 2016, pursuant to the Fund's policies and the requirements of applicable securities law, the Fund is restricted from trading these securities at period end.
f Perpetual security with no stated maturity date.
g Security purchased on a when-issued basis.
h The coupon rate shown represents the rate at period end.
i The security is traded on a discount basis with no stated coupon rate.
j See Note 11 regarding investments in affiliated management investment companies.
k Investment is through participation in a joint account with other funds managed by the investment manager or an affiliate of the investment manager. At March 31, 2016, all repurchase agreements had been entered into on that date.

ABBREVIATIONS

Franklin Templeton Variable Insurance Products Trust

Statement of Investments, March 31, 2016 (unaudited) (continued)

Currency

EUR - Euro
Selected Portfolio

ADR	-	American Depositary Receipt
FHLB	-	Federal Home Loan Bank
FNMA	-	Federal National Mortgage Association
FRN	-	Floating Rate Note
L/C	-	Letter of Credit
MTN	-	Medium Term Note

Franklin Templeton Variable Insurance Products Trust

Statement of Investments, March 31, 2016 (unaudited)
Franklin Large Cap Growth VIP Fund	Shares	Value
Common Stocks 97.3%
Consumer Discretionary 16.7%
[a] Amazon.com Inc.	10,869	$6,452,273
[a] Buffalo Wild Wings Inc.	8,868	1,313,528
[a] Chipotle Mexican Grill Inc.	3,845	1,810,880
Hanesbrands Inc.	83,621	2,369,819
Harman International Industries Inc.	16,150	1,437,996
Lowe's Cos. Inc.	36,621	2,774,041
NIKE Inc., B	57,860	3,556,654
[a] The Priceline Group Inc.	2,690	3,467,303
Starbucks Corp.	118,949	7,101,255
Time Warner Cable Inc.	9,851	2,015,712
[a] Under Armour Inc., A	32,912	2,791,925
The Walt Disney Co.	56,488	5,609,823
		40,701,209
Consumer Staples 5.7%
Constellation Brands Inc., A	32,850	4,963,307
[a] Monster Beverage Corp.	35,565	4,743,660
Reynolds American Inc.	44,868	2,257,309
[a] WhiteWave Foods Co., A	48,482	1,970,308
		13,934,584
Energy 2.8%
Anadarko Petroleum Corp.	95,129	4,430,157
[a] Diamondback Energy Inc.	30,966	2,389,956
		6,820,113
Financials 8.1%
[a] Affiliated Managers Group Inc.	13,296	2,159,270
American Tower Corp.	30,987	3,172,139
BlackRock Inc.	6,351	2,162,960
[a] CBRE Group Inc.	93,603	2,697,639
The Charles Schwab Corp.	149,212	4,180,920
Equinix Inc.	6,032	1,994,843
[a] Signature Bank	24,559	3,342,971
		19,710,742
Health Care 16.2%
[a,b] Acerta Pharma BV (Netherlands)	9,780,975	505,295
[a] Allergan PLC	30,688	8,225,305
[a] Anacor Pharmaceuticals Inc.	14,925	797,741
[a] Biogen Inc.	13,067	3,401,601
[a] Celgene Corp.	85,630	8,570,707
[a] Celldex Therapeutics Inc.	61,988	234,315
[a] Edwards Lifesciences Corp.	41,620	3,671,300
[a] Envision Healthcare Holdings Inc.	78,387	1,599,095
Gilead Sciences Inc.	53,937	4,954,653
[a] Heron Therapeutics Inc.	58,452	1,110,003
[a] Illumina Inc.	15,951	2,585,817
[a] Impax Laboratories Inc.	30,480	975,969
[a] Incyte Corp.	16,260	1,178,362
Perrigo Co. PLC	14,276	1,826,329
		39,636,492
Industrials 5.0%
Allegiant Travel Co.	10,149	1,807,131
FedEx Corp.	8,411	1,368,638
General Electric Co.	91,698	2,915,079
Hexcel Corp.	40,001	1,748,444
[a] IHS Inc., A	19,155	2,378,285
Roper Technologies Inc.	10,901	1,992,376
		12,209,953
Information Technology 36.2%
[a] Adobe Systems Inc.	43,792	4,107,690
[a] Alphabet Inc., A	7,970	6,080,313

Quarterly Statement of Investments | See Notes to Statements of Investments.

Franklin Templeton Variable Insurance Products Trust

Statement of Investments, March 31, 2016 (unaudited) (continued)
[a] Alphabet Inc., C	6,546	4,876,443
Apple Inc.	81,926	8,929,115
Broadcom Ltd. (Singapore)	30,449	4,704,370
[a] BroadSoft Inc.	31,077	1,253,957
[a] Cognizant Technology Solutions Corp., A	39,049	2,448,372
[a] Electronic Arts Inc.	70,819	4,681,844
[a] Facebook Inc., A	94,714	10,806,867
MasterCard Inc., A	85,879	8,115,565
Microsoft Corp.	111,806	6,175,045
[a] Mobileye NV	31,229	1,164,529
[a] NXP Semiconductors NV (Netherlands)	47,622	3,860,716
[a] Palo Alto Networks Inc.	17,547	2,862,618
[a] Red Hat Inc.	30,396	2,264,806
[a] Salesforce.com Inc.	37,264	2,751,201
[a] ServiceNow Inc.	31,383	1,920,012
[a] ViaSat Inc.	22,618	1,661,971
Visa Inc., A	124,625	9,531,320
		88,196,754
Materials 2.8%
[a] Axalta Coating Systems Ltd.	80,389	2,347,359
Ecolab Inc.	20,671	2,305,230
Martin Marietta Materials Inc.	14,291	2,279,557
		6,932,146
Telecommunication Services 3.8%
[a] SBA Communications Corp.	73,501	7,362,595
[a] T-Mobile U.S. Inc.	49,946	1,912,932
		9,275,527
Total Common Stocks (Cost $171,938,300)		237,417,520

	Principal Amount
Short Term Investments (Cost $6,735,234) 2.8%
Repurchase Agreements 2.8%
[c] Joint Repurchase Agreement, 0.281%, 4/01/16 (Maturity Value $6,735,286)	$6,735,234	6,735,234
BNP Paribas Securities Corp. (Maturity Value $3,122,142)
Deutsche Bank Securities Inc. (Maturity Value $412,940)
HSBC Securities (USA) Inc. (Maturity Value $3,122,142)
Merrill Lynch, Pierce, Fenner & Smith Inc. (Maturity Value $78,062)
Collateralized by U.S. Government Agency Securities, 0.00% - 5.50%, 5/02/16 –
10/19/18; [d]U.S. Treasury Bill, 3/30/17; and U.S. Treasury Note, 0.875%, 4/30/17
(valued at $6,873,736)

Total Investments (Cost $178,673,534) 100.1%		244,152,754

Other Assets, less Liabilities (0.1)%		(183,087)
Net Assets 100.0%		$243,969,667

a Non-income producing.
b See Note 7 regarding restricted securities.
c Investment is through participation in a joint account with other funds managed by the investment manager or an affiliate of the investment manager. At March 31, 2016, all repurchase agreements had been entered into on that date.
d The security is traded on a discount basis with no stated coupon rate.

Franklin Templeton Variable Insurance Products Trust

Statement of Investments, March 31, 2016 (unaudited)
Franklin Mutual Global Discovery VIP Fund	Country	Shares/Units	Value
Common Stocks and Other Equity Interests 87.2%
Aerospace & Defense 0.6%
B/E Aerospace Inc.	United States	65,840	$3,036,541
[a] KLX Inc.	United States	32,920	1,058,049
			4,094,590
Auto Components 0.9%
Cie Generale des Etablissements Michelin, B	France	30,800	3,152,775
[a,b] International Automotive Components Group Brazil LLC	Brazil	424,073	7,612
[a,b,c] International Automotive Components Group North America LLC	United States	4,052,916	2,460,529
			5,620,916
Automobiles 1.5%
General Motors Co.	United States	214,110	6,729,477
Hyundai Motor Co.	South Korea	20,953	2,789,429
			9,518,906
Banks 14.4%
Barclays PLC	United Kingdom	2,052,511	4,424,188
BNP Paribas SA	France	117,870	5,934,141
Capital Bank Financial Corp., A	United States	78,494	2,421,540
[d] Capital Bank Financial Corp., B, 144A, non-voting	United States	269,922	8,327,094
CIT Group Inc.	United States	174,912	5,427,519
Citigroup Inc.	United States	229,050	9,562,838
Citizens Financial Group Inc.	United States	310,923	6,513,837
[a] Commerzbank AG	Germany	655,995	5,705,430
HSBC Holdings PLC	United Kingdom	586,355	3,656,007
JPMorgan Chase & Co.	United States	131,280	7,774,402
KB Financial Group Inc.	South Korea	56,047	1,558,336
PNC Financial Services Group Inc.	United States	105,531	8,924,757
Societe Generale SA	France	118,614	4,385,202
Standard Chartered PLC	United Kingdom	374,211	2,541,096
SunTrust Banks Inc.	United States	111,578	4,025,734
Wells Fargo & Co.	United States	256,320	12,395,635
			93,577,756
Beverages 1.4%
PepsiCo Inc.	United States	90,367	9,260,810

Chemicals 0.3%
Syngenta AG	Switzerland	4,660	1,939,343

Communications Equipment 2.6%
Cisco Systems Inc.	United States	359,180	10,225,855
Nokia Corp., ADR	Finland	519,486	3,070,162
Nokia OYJ, A	Finland	611,269	3,635,434
			16,931,451
Construction Materials 0.6%
[a] LafargeHolcim Ltd., B	Switzerland	78,676	3,702,352

Consumer Finance 0.9%
[a] Ally Financial Inc.	United States	151,600	2,837,952
American Express Co.	United States	55,070	3,381,298
			6,219,250
Diversified Financial Services 0.5%
Voya Financial Inc.	United States	101,650	3,026,120

Diversified Telecommunication Services 1.1%
China Telecom Corp. Ltd., H	China	13,642,104	7,210,275
[a,e,f] Global Crossing Holdings Ltd., Contingent Distribution	United States	2,236,777	—
			7,210,275
Energy Equipment & Services 1.2%
Baker Hughes Inc.	United States	178,964	7,843,992

Quarterly Statement of Investments | See Notes to Statements of Investments.

Franklin Templeton Variable Insurance Products Trust

Statement of Investments, March 31, 2016 (unaudited) (continued)

Food & Staples Retailing 4.3%
CVS Health Corp.	United States	46,236	4,796,060
Empire Co. Ltd., A	Canada	252,979	4,385,060
Metro AG	Germany	226,924	7,033,407
[a] Rite Aid Corp.	United States	391,098	3,187,449
Walgreens Boots Alliance Inc.	United States	102,904	8,668,633
			28,070,609
Health Care Equipment & Supplies 3.2%
Medtronic PLC	United States	168,500	12,637,500
Stryker Corp.	United States	77,609	8,326,670
			20,964,170
Health Care Providers & Services 0.4%
Cigna Corp.	United States	20,116	2,760,720

Hotels, Restaurants & Leisure 1.9%
Accor SA	France	233,913	9,915,205
Sands China Ltd.	Hong Kong	648,800	2,638,741
			12,553,946
Independent Power & Renewable Electricity Producers 0.6%
NRG Energy Inc.	United States	299,277	3,893,594

Industrial Conglomerates 1.8%
Jardine Strategic Holdings Ltd.	Hong Kong	138,826	4,143,956
Koninklijke Philips NV	Netherlands	262,064	7,467,799
			11,611,755
Insurance 9.3%
[a] Alleghany Corp.	United States	2,730	1,354,626
The Allstate Corp.	United States	116,387	7,840,992
American International Group Inc.	United States	204,833	11,071,224
China Pacific Insurance (Group) Co. Ltd., H	China	845,908	3,162,334
Chubb Ltd.	United States	111,050	13,231,608
MetLife Inc.	United States	100,526	4,417,112
NN Group NV	Netherlands	323,882	10,600,781
PICC Property and Casualty Co. Ltd., H	China	98,013	179,920
XL Group PLC	Ireland	235,290	8,658,672
			60,517,269
IT Services 1.0%
Xerox Corp.	United States	608,468	6,790,503

Machinery 0.7%
Caterpillar Inc.	United States	58,695	4,492,515

Marine 1.3%
A.P. Moeller-Maersk AS, B	Denmark	6,595	8,653,375

Media 5.2%
Cablevision Systems Corp., A	United States	106,760	3,523,080
CBS Corp., B	United States	91,632	5,048,007
[a] Liberty Global PLC, C	United Kingdom	86,040	3,231,662
Time Warner Cable Inc.	United States	62,129	12,712,836
Time Warner Inc.	United States	66,132	4,797,877
Twenty-First Century Fox Inc., B	United States	170,160	4,798,512
			34,111,974
Metals & Mining 1.1%
Freeport-McMoRan Inc., B	United States	186,260	1,925,928
ThyssenKrupp AG	Germany	242,203	5,034,055
			6,959,983
Multiline Retail 0.4%
Macy's Inc.	United States	58,280	2,569,565

Franklin Templeton Variable Insurance Products Trust

Statement of Investments, March 31, 2016 (unaudited) (continued)

Oil, Gas & Consumable Fuels 6.0%
Anadarko Petroleum Corp.	United States	29,831	1,389,230
Apache Corp.	United States	70,011	3,417,237
BP PLC	United Kingdom	1,028,014	5,172,613
China Shenhua Energy Co. Ltd., H	China	2,009,534	3,165,579
CONSOL Energy Inc.	United States	219,381	2,476,812
Kinder Morgan Inc.	United States	296,590	5,297,097
Marathon Oil Corp.	United States	444,196	4,948,343
Royal Dutch Shell PLC, A (EUR Traded)	United Kingdom	327,191	7,947,553
Royal Dutch Shell PLC, A (GBP Traded)	United Kingdom	179,410	4,341,557
[a,b] Warrior Met Coal LLC, A	United States	1,841	221,058
[a,b] Warrior Met Coal LLC, B	United States	4,303	516,682
			38,893,761
Paper & Forest Products 0.0%†
[a] Verso Corp.	United States	36,624	989

Pharmaceuticals 7.1%
Eli Lilly & Co.	United States	133,748	9,631,194
GlaxoSmithKline PLC	United Kingdom	262,323	5,322,649
Merck & Co. Inc.	United States	316,208	16,730,565
Novartis AG, ADR	Switzerland	129,601	9,388,296
Teva Pharmaceutical Industries Ltd., ADR	Israel	100,252	5,364,485
			46,437,189
Semiconductors & Semiconductor Equipment 0.2%
SK Hynix Inc.	South Korea	53,632	1,317,958

Software 6.3%
[a] Check Point Software Technologies Ltd.	Israel	95,512	8,354,435
Microsoft Corp.	United States	386,252	21,332,698
Open Text Corp.	Canada	93,780	4,857,804
Symantec Corp.	United States	364,800	6,705,024
			41,249,961
Specialty Retail 1.0%
Kingfisher PLC	United Kingdom	1,151,830	6,235,062

Technology Hardware, Storage & Peripherals 2.3%
EMC Corp.	United States	299,800	7,989,670
Hewlett Packard Enterprise Co.	United States	190,760	3,382,175
HP Inc.	United States	190,760	2,350,163
Lenovo Group Ltd.	China	1,500,454	1,172,147
			14,894,155
Tobacco 5.3%
Altria Group Inc.	United States	131,874	8,263,225
British American Tobacco PLC	United Kingdom	209,258	12,298,784
Philip Morris International Inc.	United States	60,099	5,896,313
Reynolds American Inc.	United States	159,669	8,032,947
			34,491,269
Wireless Telecommunication Services 1.8%
Vodafone Group PLC	United Kingdom	3,618,505	11,501,940

Total Common Stocks and Other Equity Interests (Cost $496,260,579)			567,918,023
Preferred Stocks 1.7%
Automobiles 0.8%
Volkswagen AG, pfd.	Germany	40,296	5,130,215

Diversified Financial Services 0.9%
[a,b] Hightower Holding LLC, pfd., A, Series 2	United States	2,172,000	5,664,576

Total Preferred Stocks (Cost $12,871,859)			10,794,791

Franklin Templeton Variable Insurance Products Trust

Statement of Investments, March 31, 2016 (unaudited) (continued)
		Principal Amount*
Corporate Bonds, Notes and Senior Floating Rate Interests 3.2%
[d] Avaya Inc., senior note, 144A, 10.50%, 3/01/21	United States	1,270,000	396,875
[g] Belk Inc., First Lien Closing Date Term Loan, 5.75%, 12/12/22	United States	1,950,000	1,727,374
[g] Cengage Learning Acquisitions Inc., Original Term Loans, 7.00%, 3/31/20	United States	142,289	141,898
iHeartCommunications Inc.,
senior secured note, first lien, 9.00%, 12/15/19	United States	5,184,000	3,855,600
[g] Tranche D Term Loan, 7.183%, 1/30/19	United States	6,889,154	4,734,860
[g] Tranche E Term Loan, 7.933%, 7/30/19	United States	2,213,881	1,525,917
[g] Kraton Polymers LLC, Term Loan B, 6.00%, 1/06/22	United States	1,055,000	997,854
[d] NGPL PipeCo LLC, senior secured note, 144A, 9.625%, 6/01/19	United States	2,369,000	2,333,465
[d] Valeant Pharmaceuticals International,
senior bond, 144A, 6.75%, 8/15/21	United States	487,000	399,340
senior bond, 144A, 7.25%, 7/15/22	United States	241,000	194,005
senior note, 144A, 6.375%, 10/15/20	United States	2,995,000	2,500,825
[d,h] Western Digital Corp., senior note, 144A, 10.50%, 4/01/24	United States	2,318,000	2,325,244
Total Corporate Bonds, Notes and Senior Floating Rate Interests (Cost $25,268,676)			21,133,257
Corporate Bonds, Notes and Senior Floating Rate Interests in
Reorganization 0.7%
[b,i] Broadband Ventures III LLC, secured promissory note, 5.00%, 2/01/12	United States	595	—
[g,i] Caesars Entertainment Operating Co. Inc., Term B-7 Loans, 1.50%, 3/01/17	United States	1,176,090	1,086,413
[g,i] Texas Competitive Electric Holdings Co. LLC, Term Loans, 1.50%, 10/10/17	United States	5,912,264	1,687,461
[d,i] Texas Competitive Electric Holdings Co. LLC/ Texas Competitive Electric Holdings
Finance Inc., senior secured note, first lien, 144A, 11.50%, 10/01/20	United States	5,895,000	1,724,287
[d,i,j] Walter Energy Inc., second lien, 144A, PIK, 11.50%, 4/01/20	United States	801,340	2,504
Total Corporate Bonds, Notes and Senior Floating Rate Interests in Reorganization (Cost $12,095,094)			4,500,665
		Shares
Companies in Liquidation 0.2%
[a] Adelphia Recovery Trust	United States	5,379,562	12,373
[a,e] Adelphia Recovery Trust, Arahova Contingent Value Vehicle, Contingent Distribution	United States	386,774	7,736
[a,e,f] Century Communications Corp., Contingent Distribution	United States	1,074,000	—
[a,b] FIM Coinvestor Holdings I, LLC	United States	2,077,368	—
[a,k] Lehman Brothers Holdings Inc., Bankruptcy Claim	United States	17,348,669	1,019,234
[a,f] NewPage Corp., Litigation Trust	United States	4,854,000	—
[a,e,f] Tribune Media Litigation Trust, Contingent Distribution	United States	56,925	—
Total Companies in Liquidation (Cost $2,152,943)			1,039,343
		Principal Amount*
Municipal Bonds (Cost $2,114,727) 0.2%
Puerto Rico Commonwealth GO, Refunding, Series A, 8.00%, 7/01/35	United States	2,261,000	1,560,090

Total Investments before Short Term Investments (Cost $550,763,878)			606,946,169
Short Term Investments 5.9%
Senior Floating Rate Interests (Cost $54,246) 0.0%†
[g,l] Walter Energy Inc., DIP Term Loan, 12.00%, 4/01/16	United States	54,246	54,246
U.S. Government and Agency Securities 5.9%
[m] FHLB, 4/01/16	United States	16,200,000	16,200,000
[m,n] U.S. Treasury Bill, 4/14/16 - 9/22/16	United States	22,500,000	22,489,286
Total U.S. Government and Agency Securities (Cost $38,683,213)			38,689,286
Total Investments (Cost $589,501,337) 99.1%			645,689,701
Securities Sold Short (0.2)%			(1,487,702)
Other Assets, less Liabilities 1.1%			7,336,877
Net Assets 100.0%			$651,538,876
		Shares
Securities Sold Short (Proceeds $1,741,616) (0.2)%
Common Stocks (0.2)%
Energy Equipment & Services (0.2)%
Halliburton Co.	United States	41,649	$(1,487,702)

Franklin Templeton Variable Insurance Products Trust

Statement of Investments, March 31, 2016 (unaudited) (continued)

† Rounds to less than 0.1% of net assets.
* The principal amount is stated in U.S. dollars unless otherwise indicated.
a Non-income producing.
b See Note 7 regarding restricted securities.
c At March 31, 2016, pursuant to the Fund's policies and the requirements of applicable securities law, the Fund is restricted from trading this security at year end.
d Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Trust's Board of Trustees. At
March 31, 2016, the aggregate value of these securities was $18,203,639, representing 2.79% of net assets.
e Contingent distributions represent the right to receive additional distributions, if any, during the reorganization of the underlying company. Shares represent total underlying principal of debt securities.
f Security has been deemed illiquid because it may not be able to be sold within seven days. At March 31, 2016, the aggregate value of these securities was $-.
g The coupon rate shown represents the rate at period end.
h Security purchased on a when-issued basis.
i Defaulted security or security for which income has been deemed uncollectible.
j Income may be received in additional securities and/or cash.
k Bankruptcy claims represent the right to receive distributions, if any, during the liquidation of the underlying pool of assets. Shares represent amount of allowed unsecured claims.
l See Note 8 regarding unfunded loan commitments.
m The security is traded on a discount basis with no stated coupon rate.
n A portion or all of the security has been segregated as collateral for securities sold short and open forward contracts. At March 31, 2016, the value of this security and/or cash pledged amounted to $4,561,285, representing 0.67% of net assets.

At March 31, 2016, the Fund had the following futures contracts outstanding. See Note 3.

Futures Contracts
				Number of	Notional Expiration		Unrealized		Unrealized
Description			Type	Contracts	Value	Date	Appreciation		Depreciation
Currency Contracts
EUR/USD			Short	207	$29,528,550	6/13/16	-		(954,198)
			Short
GBP/USD				219	19,673,044	6/13/16	-		(144,462)
Total Futures Contracts							-		(1,098,660)
Net unrealized appreciation (depreciation)									$(1,098,660)

At March 31, 2016, the Fund had the following forward exchange contracts outstanding. See Note 3.
Forward Exchange Contracts
					Contract	Settlement	Unrealized		Unrealized
Currency	Counterparty[a]	Type		Quantity	Amount	Date	Appreciation		Depreciation
OTC Forward Exchange Contracts
Swiss Franc	BOFA	Buy		364,830	$380,322	4/12/16		$-	$(547)
Swiss Franc	BOFA	Sell		61,300	61,757	4/12/16		-	(2,055)
Swiss Franc	BONY	Buy		375,000	389,337	4/12/16		1,024	-
Swiss Franc	FBCO	Buy		57,870	59,567	4/12/16		674	-
Swiss Franc	HSBC	Sell		53,900	54,176	4/12/16		-	(1,932)
Swiss Franc	SSBT	Sell		682,500	700,528	4/12/16		-	(9,930)
Euro	BOFA	Sell		1,953,844	2,148,074	4/18/16		-	(77,068)
Euro	BONY	Sell		1,063,470	1,166,351	4/18/16		-	(44,786)
Euro	FBCO	Sell		1,123,244	1,240,924	4/18/16		-	(38,286)
Euro	HSBC	Sell		34,081,989	37,866,895	4/18/16		-	(947,495)
Euro	SSBT	Sell		1,424,145	1,566,919	4/18/16		-	(54,973)

Franklin Templeton Variable Insurance Products Trust

Statement of Investments, March 31, 2016 (unaudited) (continued)

Canadian Dollar		BOFA	Sell	5,514,097	4,020,099	4/19/16	-	(228,004)
Canadian Dollar		SSBT	Sell	104,209	78,473	4/19/16	-	(1,810)
British Pound		BOFA	Buy	831,351	1,178,702	4/22/16	16,030	-
British Pound		BOFA	Sell	359,544	509,135	4/22/16	-	(7,564)
British Pound		FBCO	Buy	1,629,043	2,310,416	4/22/16	30,981	(305)
British Pound		FBCO	Sell	231,442	327,480	4/22/16	-	(5,124)
British Pound		HSBC	Buy	324,357	463,575	4/22/16	2,557	-
British Pound		HSBC	Sell	17,300,756	24,761,699	4/22/16	-	(101,162)
British Pound		SSBT	Buy	1,345,786	1,928,878	4/22/16	9,311	(4,163)
South Korean Won		BOFA	Sell	2,465,711,860	2,048,784	5/12/16	-	(101,305)
South Korean Won		FBCO	Sell	1,958,645,921	1,627,593	5/12/16	-	(80,337)
South Korean Won		HSBC	Sell	2,044,069,661	1,694,814	5/12/16	-	(87,606)
Totals Forward Exchange Contracts							$60,577	$(1,794,452)
Net unrealized appreciation (depreciation)								$(1,733,875)
[a] May be comprised of multiple contracts with the same counterparty, currency and settlement date.

ABBREVIATIONS
Counterparty

BOFA	Bank of America N.A.
BONY	Bank of New York Mellon
FBCO	Credit Suisse Group AG
HSBC	HSBC Bank USA, N.A.
SSBT	State Street Bank and Trust Co.

Currency

EUR	Euro
GBP	British Pound

Selected Portfolio

ADR	American Depositary Receipt
DIP	Debtor-In-Possession
FHLB	Federal Home Loan Bank
GO	General Obligation
PIK	Payment-In-Kind

Franklin Templeton Variable Insurance Products Trust

Statement of Investments, March 31, 2016 (unaudited)

Franklin Mutual Shares VIP Fund	Country	Shares/Units	Value
Common Stocks and Other Equity Interests 89.3%
Aerospace & Defense 1.6%
B/E Aerospace Inc.	United States	403,812	$18,623,810
Huntington Ingalls Industries Inc.	United States	267,648	36,651,717
[a] KLX Inc.	United States	224,586	7,218,194
			62,493,721
Auto Components 0.2%
[a,b] International Automotive Components Group Brazil LLC	Brazil	1,730,515	31,061
[a,b,c] International Automotive Components Group North America LLC	United States	15,382,424	9,338,685
			9,369,746
Automobiles 1.4%
General Motors Co.	United States	1,701,730	53,485,374
Banks 9.0%
Barclays PLC	United Kingdom	10,534,300	22,706,684
CIT Group Inc.	United States	965,673	29,964,833
Citigroup Inc.	United States	922,969	38,533,956
Citizens Financial Group Inc.	United States	1,833,536	38,412,579
Columbia Banking System Inc.	United States	86,923	2,600,736
[a] FCB Financial Holdings Inc., A	United States	493,723	16,421,227
Guaranty Bancorp	United States	209,583	3,240,153
JPMorgan Chase & Co.	United States	963,580	57,063,208
PNC Financial Services Group Inc.	United States	934,649	79,043,266
State Bank Financial Corp.	United States	352,200	6,959,472
SunTrust Banks Inc.	United States	820,282	29,595,775
Wells Fargo & Co.	United States	690,950	33,414,342
			357,956,231
Beverages 1.4%
PepsiCo Inc.	United States	523,062	53,603,394
Chemicals 0.6%
[a,d,e] Dow Corning Corp., Contingent Distribution	United States	100,000	—
FMC Corp.	United States	626,650	25,297,860
			25,297,860
Communications Equipment 2.6%
Cisco Systems Inc.	United States	2,212,190	62,981,049
Nokia Corp., ADR	Finland	3,299,845	19,502,084
Nokia OYJ, A	Finland	3,324,628	19,772,748
			102,255,881
Construction Materials 0.6%
[a] LafargeHolcim Ltd., B	Switzerland	547,060	25,743,665
Consumer Finance 1.0%
Ally Financial Inc.	United States	943,970	17,671,118
American Express Co.	United States	337,960	20,750,744
			38,421,862
Containers & Packaging 1.8%
International Paper Co.	United States	1,078,495	44,261,435
WestRock Co.	United States	742,632	28,984,927
			73,246,362
Diversified Financial Services 0.5%
Voya Financial Inc.	United States	622,240	18,524,085
Diversified Telecommunication Services 0.9%
[a,d,e] Global Crossing Holdings Ltd., Contingent Distribution	United States	9,005,048	—

Quarterly Statement of Investments | See Notes to Statements of Investments.

Franklin Templeton Variable Insurance Products Trust

Statement of Investments, March 31, 2016 (unaudited) (continued)
Koninklijke KPN NV	Netherlands	8,378,890	35,125,772
			35,125,772
Energy Equipment & Services 1.2%
Baker Hughes Inc.	United States	1,088,065	47,689,889
Food & Staples Retailing 3.9%
CVS Health Corp.	United States	425,453	44,132,239
The Kroger Co.	United States	1,023,720	39,157,290
[a] Rite Aid Corp.	United States	2,424,153	19,756,847
Walgreens Boots Alliance Inc.	United States	631,008	53,156,114
			156,202,490
Health Care Equipment & Supplies 4.4%
Medtronic PLC	United States	1,541,182	115,588,650
Stryker Corp.	United States	549,501	58,955,962
			174,544,612
Health Care Providers & Services 0.5%
Cigna Corp.	United States	142,154	19,509,215
Household Products 0.2%
Energizer Holdings Inc.	United States	196,162	7,946,523
Independent Power & Renewable Electricity Producers 0.4%
NRG Energy Inc.	United States	1,304,154	16,967,043
Insurance 11.1%
[a] Alleghany Corp.	United States	102,578	50,899,204
The Allstate Corp.	United States	674,110	45,414,791
American International Group Inc.	United States	1,402,726	75,817,340
Chubb Ltd.	United States	595,675	70,974,676
MetLife Inc.	United States	975,283	42,853,935
White Mountains Insurance Group Ltd.	United States	114,635	92,006,051
XL Group PLC	Ireland	1,627,060	59,875,808
			437,841,805
IT Services 1.2%
Xerox Corp.	United States	4,397,004	49,070,565
Machinery 1.9%
Caterpillar Inc.	United States	620,576	47,498,887
CNH Industrial NV	United Kingdom	888,427	6,042,231
CNH Industrial NV, special voting	United Kingdom	1,844,814	12,546,661
Federal Signal Corp.	United States	757,221	10,040,751
			76,128,530
Marine 0.9%
A.P. Moeller-Maersk AS, B	Denmark	27,780	36,450,456
Media 7.7%
Cablevision Systems Corp., A	United States	634,450	20,936,850
CBS Corp., B	United States	930,167	51,242,900
Relx PLC	United Kingdom	2,730,750	50,777,697
Time Warner Cable Inc.	United States	480,846	98,390,709
Time Warner Inc.	United States	396,698	28,780,440
Twenty-First Century Fox Inc., B	United States	1,897,616	53,512,771
			303,641,367
Metals & Mining 1.0%
Freeport-McMoRan Inc., B	United States	1,660,406	17,168,598
ThyssenKrupp AG	Germany	1,147,037	23,840,528
			41,009,126
Multiline Retail 0.8%
Macy's Inc.	United States	677,570	29,874,061
Oil, Gas & Consumable Fuels 5.8%
Anadarko Petroleum Corp.	United States	175,487	8,172,430

Franklin Templeton Variable Insurance Products Trust

Statement of Investments, March 31, 2016 (unaudited) (continued)
Apache Corp.	United States	399,520	19,500,571
BP PLC	United Kingdom	4,322,322	21,748,436
CONSOL Energy Inc.	United States	1,389,095	15,682,882
Kinder Morgan Inc.	United States	2,594,640	46,340,270
Marathon Oil Corp.	United States	3,077,394	34,282,169
Royal Dutch Shell PLC, A (EUR Traded)	United Kingdom	1,774,046	43,092,031
Royal Dutch Shell PLC, A (GBP Traded)	United Kingdom	1,048,110	25,363,299
[a,b] Warrior Met Coal LLC, A	United States	12,324	1,479,801
[a,b] Warrior Met Coal LLC, B	United States	28,795	3,457,552
The Williams Cos. Inc.	United States	1,051,189	16,892,607
			236,012,048
Personal Products 0.3%
Edgewell Personal Care Co.	United States	171,722	13,828,773

Pharmaceuticals 7.5%
Eli Lilly & Co.	United States	1,055,600	76,013,756
Merck & Co. Inc.	United States	2,290,958	121,214,588
Novartis AG, ADR	Switzerland	808,871	58,594,615
Teva Pharmaceutical Industries Ltd., ADR	Israel	807,297	43,198,462
			299,021,421
Real Estate Investment Trusts (REITs) 0.4%
Alexander's Inc.	United States	40,126	15,269,949

Real Estate Management & Development 0.1%
[a] Forestar Group Inc.	United States	161,671	2,108,190

Software 6.1%
CA Inc.	United States	1,492,299	45,947,886
Microsoft Corp.	United States	2,596,177	143,386,856
Symantec Corp.	United States	2,832,445	52,060,339
			241,395,081
Specialty Retail 0.6%
[a] Office Depot Inc.	United States	3,432,180	24,368,478

Technology Hardware, Storage & Peripherals 3.5%
EMC Corp.	United States	1,787,190	47,628,614
Hewlett Packard Enterprise Co.	United States	1,418,347	25,147,292
HP Inc.	United States	1,418,347	17,474,035
Samsung Electronics Co. Ltd.	South Korea	41,741	47,807,486
			138,057,427
Tobacco 6.7%
Altria Group Inc.	United States	887,738	55,625,663
British American Tobacco PLC	United Kingdom	1,306,987	76,815,942
Imperial Brands PLC	United Kingdom	1,052,977	58,452,135
Philip Morris International Inc.	United States	257,940	25,306,493
Reynolds American Inc.	United States	948,524	47,720,242
			263,920,475
Wireless Telecommunication Services 1.3%
Vodafone Group PLC	United Kingdom	15,693,034	49,882,570

Total Common Stocks and Other Equity Interests (Cost $2,840,657,691)			3,536,264,047
		Principal Amount*
Corporate Bonds, Notes and Senior Floating Rate Interests 4.5%
Avaya Inc.,
[f] senior note, 144A, 10.50%, 3/01/21	United States	22,449,000	7,015,312
[f] senior secured note, 144A, 7.00%, 4/01/19	United States	12,923,000	8,787,640
[g] Term B-3 Loan, 5.121%, 10/26/17	United States	12,791,927	10,473,390
[g] Term B-6 Loan, 6.50%, 3/30/18	United States	6,741,721	4,982,557
[g,h] Term B-7 Loan, 6.25%, 5/29/20	United States	6,460,709	4,346,849
[g] Belk Inc., First Lien Closing Date Term Loan, 5.75%, 12/12/22	United States	11,857,000	10,503,322
[g] Cengage Learning Acquisitions Inc., Original Term Loans, 7.00%, 3/31/20	United States	1,768,034	1,763,172
iHeartCommunications Inc.,
senior secured note, first lien, 9.00%, 12/15/19	United States	26,449,000	19,671,444

Franklin Templeton Variable Insurance Products Trust

Statement of Investments, March 31, 2016 (unaudited) (continued)
[g] Tranche D Term Loan, 7.183%, 1/30/19	United States	34,746,619	23,881,073
[g] Tranche E Term Loan, 7.933%, 7/30/19	United States	11,168,253	7,697,719
[g] Kraton Polymers LLC, Term Loan B, 6.00%, 1/06/22	United States	6,401,000	6,054,277
NGPL PipeCo LLC,
[f] senior secured note, 144A, 9.625%, 6/01/19	United States	14,481,000	14,263,785
[g] Term Loan, 6.75%, 9/15/17	United States	726,123	702,524
[g,h] Sears Roebuck Acceptance Corp., ABL Term Loan, 3.50%, 7/20/20	United States	4,933,000	4,883,670
[g] Toys R Us-Delaware Inc.,
FILO Loans, 8.25%, 10/24/19	United States	2,560,000	2,481,894
Term B-4 Loan, 9.75%, 4/24/20	United States	21,404,402	17,631,877
[f] Valeant Pharmaceuticals International,
senior bond, 144A, 6.75%, 8/15/21	United States	2,964,000	2,430,480
senior bond, 144A, 7.25%, 7/15/22	United States	1,460,000	1,175,300
senior note, 144A, 6.375%, 10/15/20	United States	18,159,000	15,162,765
[f,h] Western Digital Corp., senior note, 144A, 10.50%, 4/01/24	United States	14,089,000	14,133,028
Total Corporate Bonds, Notes and Senior Floating Rate Interests (Cost $217,454,846)			178,042,078
Corporate Bonds, Notes and Senior Floating Rate Interests in
Reorganization 1.6%
[b,i] Broadband Ventures III LLC, secured promissory note, 5.00%, 2/01/12	United States	1,754	—
[g,i] Caesars Entertainment Operating Co. Inc.,
Term B-5-B Loans, 1.50%, 3/01/17	United States	3,251,752	2,969,256
Term B-6-B Loans, 1.50%, 3/01/17	United States	15,503,483	14,301,963
Term B-7 Loans, 1.50%, 3/01/17	United States	9,850,500	9,099,399
[i] Samson Investment Co., senior note, 9.75%, 2/15/20	United States	16,690,000	45,898
[g,i] Texas Competitive Electric Holdings Co. LLC, Term Loans, 4.908%, 10/10/17	United States	90,618,405	25,864,033
[f,i] Texas Competitive Electric Holdings Co. LLC/Texas Competitive Electric Holdings
Finance Inc., senior secured note, first lien, 144A, 11.50%, 10/01/20	United States	39,308,000	11,497,590
[f,i,j] Walter Energy Inc., second lien, 144A, PIK, 11.50%, 4/01/20	United States	5,419,860	16,937
Total Corporate Bonds, Notes and Senior Floating Rate Interests in Reorganization (Cost $151,786,607)			63,795,076
		Shares
Companies in Liquidation 0.2%
[a] Adelphia Recovery Trust	United States	29,283,354	67,352
[a,d] Adelphia Recovery Trust, Arahova Contingent Value Vehicle, Contingent Distribution	United States	1,955,453	39,109
[a,b,c,k] CB FIM Coinvestors LLC	United States	6,400,507	—
[a,d,e] Century Communications Corp., Contingent Distribution	United States	5,487,000	—
[a,b] FIM Coinvestor Holdings I, LLC	United States	8,006,950	—
[a,l] Lehman Brothers Holdings Inc., Bankruptcy Claim	United States	144,058,799	8,463,454
[a,d,e] Tribune Media Litigation Trust, Contingent Distribution	United States	394,052	—
[a,d,e] Tropicana Litigation Trust, Contingent Distribution	United States	18,305,000	—
Total Companies in Liquidation (Cost $15,869,046)			8,569,915
		Principal Amount*
Municipal Bonds (Cost $17,925,635) 0.3%
Puerto Rico Commonwealth GO, Refunding, Series A, 8.00%, 7/01/35	United States	20,409,000	14,082,210

Total Investments before Short Term Investments (Cost $3,243,693,825)			3,800,753,326
Short Term Investments 3.7%
Senior Floating Rate Interests (Cost $363,023) 0.1%
[g,m] Walter Energy Inc., DIP Term Loan, 12.00%, 4/01/16	United States	363,023	363,023

U.S. Government and Agency Securities 3.6%
[n] FHLB, 4/01/16	United States	11,000,000	11,000,000

Franklin Templeton Variable Insurance Products Trust
Statement of Investments, March 31, 2016 (unaudited) (continued)
[n,o] U.S. Treasury Bill, 4/07/16 - 9/22/16	United States	132,000,000	131,947,362
Total U.S. Government and Agency Securities (Cost $142,892,880)			142,947,362
Total Investments (Cost $3,386,949,728) 99.6%			3,944,063,711
Securities Sold Short (0.2)%			(9,533,061)
Other Assets, less Liabilities 0.6%			27,194,237
Net Assets 100.0%			$3,961,724,887
		Shares
Securities Sold Short (Proceeds $11,160,099) (0.2)%
Common Stocks (0.2)%
Energy Equipment & Services (0.2)%
Halliburton Co.	United States	266,883	$(9,533,061)

* The principal amount is stated in U.S. dollars unless otherwise indicated.
a Non-income producing.
b See Note 7 regarding restricted securities.
c At March 31, 2016, pursuant to the Fund's policies and the requirements of applicable securities law, the Fund is restricted from trading these securities at period end.
d Contingent distributions represent the right to receive additional distributions, if any, during the reorganization of the underlying company. Shares represent total underlying principal of debt securities.
e Security has been deemed illiquid because it may not be able to be sold within seven days. At March 31, 2016, the aggregate value of these securities was $-.
f Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Trust's Board of Trustees. At
March 31, 2016, the aggregate value of these securities was $74,482,837, representing 1.88% of net assets.
g The coupon rate shown represents the rate at period end.
h A portion or all of the security purchased on a when-issued or delayed delivery basis.
i Defaulted security or security for which income has been deemed uncollectible.
j Income may be received in additional securities and/or cash.
k See Note 9 regarding holdings of 5% voting securities.
l Bankruptcy claims represent the right to receive distributions, if any, during the liquidation of the underlying pool of assets. Shares represent amount of allowed unsecured claims.
m See Note 8 regarding unfunded loan commitments.
n The security is traded on a discount basis with no stated coupon rate.
o A portion or all of the security has been segregated as collateral for securities sold short and open forward contracts. At March 31, 2016, the value of this security and/or cash pledged amounted to $16,651,513, representing 0.42% of net assets.

At March 31, 2016, the Fund had the following futures contracts outstanding. See Note 3.

Futures Contracts
		Number of	Notional	Expiration	Unrealized	Unrealized
Description	Type	Contracts	Value	Date	Appreciation	Depreciation
Currency Contracts
EUR/USD	Short	497	$70,897,050	6/13/16	$-	$(2,289,280)
GBP/USD	Short	1,349	121,182,356	6/13/16	-	(889,858)
Total Futures Contracts					$-	$(3,179,138)
Net unrealized appreciation (depreciation)						$(3,179,138)

Franklin Templeton Variable Insurance Products Trust

Statement of Investments, March 31, 2016 (unaudited) (continued)

At March 31, 2016, the Fund had the following forward exchange contracts outstanding. See Note 3.

Forward Exchange Contracts
				Contract	Settlement	Unrealized	Unrealized
Currency	Counterparty[a]	Type	Quantity	Amount	Date	Appreciation	Depreciation
OTC Forward Exchange Contracts
Euro	BOFA	Sell	4,364,808	$4,836,617	4/18/16	$-	$(134,260)
Euro	BONY	Sell	1,172,900	1,293,117	4/18/16	-	(42,644)
Euro	FBCO	Sell	1,418,733	1,567,375	4/18/16	-	(48,354)
Euro	HSBC	Sell	60,149,713	66,852,281	4/18/16	-	(1,649,426)
Euro	SSBT	Sell	3,276,037	3,619,668	4/18/16	-	(111,258)
British Pound	BOFA	Sell	5,233,995	7,422,295	4/22/16	-	(99,462)
British Pound	FBCO	Sell	4,238,829	6,007,009	4/22/16	9,012	(93,609)
British Pound	HSBC	Sell	76,716,345	109,742,193	4/22/16	10,169	(516,792)
South Korean Won	BOFA	Sell	9,885,725,031	8,237,999	5/12/16	-	(382,308)
South Korean Won	FBCO	Sell	9,924,160,652	8,264,196	5/12/16	-	(389,627)
South Korean Won	HSBC	Sell	33,183,997,056	27,539,557	5/12/16	894	(1,397,631)
British Pound	FBCO	Sell	2,956,146	4,265,349	5/23/16	16,721	-
Total Forward Exchange Contracts						$36,796	$(4,865,371)
Net unrealized appreciation (depreciation)							$(4,828,575)

aMay be comprised of multiple contracts with the same counterparty, currency and settlement date.

ABBREVIATIONS

Counterparty

BOFA	Bank of America Corp.
BONY	Bank of New York Mellon
FBCO	Credit Suisse Group AG
HSBC	HSBC Bank USA, N.A.
SSBT	State Street Bank and Trust Co., N.A.

Currency

EUR	Euro
GBP	British Pound
USD	United States Dollar

Selected Portfolio

ADR	American Depositary Receipt
DIP	Debtor-In-Possession
FHLB	Federal Home Loan Bank
GO	General Obligation
PIK	Payment-In-Kind

Franklin Templeton Variable Insurance Products Trust

Statement of Investments, March 31, 2016 (unaudited)

Franklin Rising Dividends VIP Fund	Shares	Value
Common Stocks 93.8%
Aerospace & Defense 5.1%
General Dynamics Corp.	128,113	$16,830,205
Honeywell International Inc.	180,100	20,180,205
United Technologies Corp.	449,311	44,976,031
		81,986,441
Automobiles & Components 2.5%
Johnson Controls Inc.	1,015,500	39,574,035

Commercial & Professional Services 3.8%
ABM Industries Inc.	779,288	25,178,795
Brady Corp., A	204,079	5,477,480
Cintas Corp.	194,675	17,483,762
Matthews International Corp., A	251,442	12,941,720
		61,081,757
Consumer Durables & Apparel 2.6%
Leggett & Platt Inc.	332,800	16,107,520
NIKE Inc., B	430,800	26,481,276
		42,588,796
Consumer Services 1.9%
McDonald's Corp.	207,045	26,021,416
Yum! Brands Inc.	55,400	4,534,490
		30,555,906
Diversified Financials 0.4%
State Street Corp.	110,500	6,466,460

Energy 7.1%
Chevron Corp.	290,700	27,732,780
EOG Resources Inc.	33,600	2,438,688
Exxon Mobil Corp.	358,500	29,967,015
Occidental Petroleum Corp.	370,790	25,373,160
Schlumberger Ltd.	398,000	29,352,500
		114,864,143
Food & Staples Retailing 4.2%
CVS Health Corp.	122,900	12,748,417
Wal-Mart Stores Inc.	394,100	26,991,909
Walgreens Boots Alliance Inc.	326,000	27,462,240
		67,202,566
Food, Beverage & Tobacco 5.9%
Archer-Daniels-Midland Co.	713,000	25,889,030
Bunge Ltd.	307,700	17,437,359
McCormick & Co. Inc.	208,900	20,781,372
PepsiCo Inc.	308,500	31,615,080
		95,722,841
Health Care Equipment & Services 12.6%
Abbott Laboratories	641,800	26,846,494
Becton, Dickinson and Co.	295,400	44,847,628
DENTSPLY SIRONA Inc.	4,000	246,520
Medtronic PLC	602,000	45,150,000
Stryker Corp.	420,200	45,083,258
West Pharmaceutical Services Inc.	586,218	40,636,632
		202,810,532
Household & Personal Products 3.0%
Colgate-Palmolive Co.	191,000	13,494,150

Quarterly Statement of Investments | See Notes to Statements of Investments.

Franklin Templeton Variable Insurance Products Trust

Statement of Investments, March 31, 2016 (unaudited) (continued)

The Procter & Gamble Co.	415,300	34,183,343
		47,677,493
Industrial Conglomerates 4.4%
Carlisle Cos. Inc.	96,261	9,577,970
Roper Technologies Inc.	333,043	60,870,269
		70,448,239
Insurance 5.2%
Aflac Inc.	276,200	17,439,268
Arthur J. Gallagher & Co.	660,000	29,356,800
Erie Indemnity Co., A	280,885	26,119,496
Old Republic International Corp.	449,208	8,211,522
RLI Corp.	41,300	2,761,318
		83,888,404
Machinery 7.9%
Donaldson Co. Inc.	350,068	11,170,670
Dover Corp.	786,576	50,600,434
Hillenbrand Inc.	888,300	26,604,585
Pentair PLC (United Kingdom)	704,800	38,242,448
		126,618,137
Materials 12.2%
Air Products and Chemicals Inc.	364,000	52,434,200
Albemarle Corp.	706,700	45,179,331
Bemis Co. Inc.	147,499	7,637,498
Ecolab Inc.	107,000	11,932,640
Nucor Corp.	447,055	21,145,702
Praxair Inc.	506,460	57,964,347
		196,293,718
Media 0.9%
John Wiley & Sons Inc., A	284,300	13,899,427

Pharmaceuticals, Biotechnology & Life Sciences 5.6%
AbbVie Inc.	300,800	17,181,696
Johnson & Johnson	381,800	41,310,760
Perrigo Co. PLC	91,100	11,654,423
Pfizer Inc.	669,700	19,849,908
Roche Holding AG, ADR (Switzerland)	25,000	765,625
		90,762,412
Retailing 1.5%
The Gap Inc.	345,800	10,166,520
Ross Stores Inc.	58,000	3,358,200
Target Corp.	100,800	8,293,824
Tiffany & Co.	39,600	2,905,848
		24,724,392
Semiconductors & Semiconductor Equipment 2.3%
Linear Technology Corp.	246,900	11,001,864
QUALCOMM Inc.	153,000	7,824,420
Texas Instruments Inc.	315,800	18,133,236
		36,959,520
Software & Services 4.1%
Accenture PLC, A	202,000	23,310,800
Microsoft Corp.	782,200	43,200,906
		66,511,706
Trading Companies & Distributors 0.4%
W.W. Grainger Inc.	28,100	6,559,383

Transportation 0.2%
United Parcel Service Inc., B	28,500	3,005,895

Total Common Stocks (Cost $908,979,929)		1,510,202,203

Franklin Templeton Variable Insurance Products Trust

Statement of Investments, March 31, 2016 (unaudited) (continued)

Short Term Investments (Cost $99,905,469) 6.2%
Money Market Funds 6.2%
[a,b] Institutional Fiduciary Trust Money Market Portfolio	99,905,469	99,905,469
Total Investments (Cost $1,008,885,398) 100.0%		1,610,107,672
Other Assets, less Liabilities (0.0)%†		(15,676)
Net Assets 100.0%		$1,610,091,996

† Rounds to less than 0.1% of net assets.
a Non-income producing.
b See Note 11 regarding investments in affiliated management investment companies.

ABBREVIATIONS
Selected Portfolio

ADR - American Depositary Receipt

Franklin Templeton Variable Insurance Products Trust

Statement of Investments, March 31, 2016 (unaudited)

Franklin Small Cap Value VIP Fund	Shares	Value
Common Stocks 91.8%
Aerospace & Defense 4.1%
AAR Corp.	1,235,700	$28,754,739
Cubic Corp.	282,700	11,296,692
[a] Esterline Technologies Corp.	185,900	11,910,613
		51,962,044
Automobiles & Components 4.6%
Drew Industries Inc.	375,400	24,198,284
Gentex Corp.	566,700	8,891,523
Thor Industries Inc.	280,800	17,906,616
Winnebago Industries Inc.	328,800	7,381,560
		58,377,983
Banks 4.8%
Chemical Financial Corp.	427,554	15,259,402
Columbia Banking System Inc.	285,500	8,542,160
EverBank Financial Corp.	1,281,400	19,336,326
Lakeland Financial Corp.	192,700	8,821,806
Peoples Bancorp Inc.	257,000	5,021,780
TrustCo Bank Corp. NY	684,300	4,146,858
		61,128,332
Building Products 5.5%
[a] Gibraltar Industries Inc.	580,600	16,605,160
Griffon Corp.	251,100	3,879,495
Simpson Manufacturing Co. Inc.	433,400	16,542,878
Universal Forest Products Inc.	384,000	32,954,880
		69,982,413
Commercial & Professional Services 2.6%
[a] Huron Consulting Group Inc.	171,300	9,967,947
McGrath RentCorp	545,518	13,681,591
MSA Safety Inc.	197,913	9,569,094
		33,218,632
Construction & Engineering 3.7%
EMCOR Group Inc.	398,500	19,367,100
Granite Construction Inc.	593,200	28,354,960
		47,722,060
Consumer Durables & Apparel 5.2%
[a] BRP Inc. (Canada)	824,200	12,337,126
Brunswick Corp.	49,900	2,394,202
[a] Crocs Inc.	1,362,100	13,103,402
[a] Helen of Troy Ltd.	21,800	2,260,442
Hooker Furniture Corp.	445,000	14,618,250
La-Z-Boy Inc.	492,800	13,177,472
[a] M/I Homes Inc.	435,900	8,129,535
		66,020,429
Electrical Equipment 3.9%
EnerSys	280,110	15,607,729
Franklin Electric Co. Inc.	208,964	6,722,372
Regal Beloit Corp.	432,700	27,299,043
		49,629,144
Energy 3.5%
Energen Corp.	280,107	10,249,115
[a] Helix Energy Solutions Group Inc.	599,600	3,357,760
Hunting PLC (United Kingdom)	1,802,800	8,296,473
[a] Oil States International Inc.	509,600	16,062,592

Quarterly Statement of Investments | See Notes to Statements of Investments.

Franklin Templeton Variable Insurance Products Trust

Statement of Investments, March 31, 2016 (unaudited) (continued)

[a] Unit Corp.	808,800	7,125,528
		45,091,468
Food, Beverage & Tobacco 3.8%
AGT Food and Ingredients Inc. (Canada)	72,300	2,113,774
GrainCorp Ltd. (Australia)	408,300	2,360,503
[a] Landec Corp.	623,200	6,543,600
Maple Leaf Foods Inc. (Canada)	1,800,500	37,659,239
		48,677,116
Health Care Equipment & Services 6.5%
Hill-Rom Holdings Inc.	369,400	18,580,820
Invacare Corp.	567,400	7,472,658
STERIS PLC	410,900	29,194,445
Teleflex Inc.	177,100	27,806,471
		83,054,394
Industrial Conglomerates 2.4%
Carlisle Cos. Inc.	308,900	30,735,550

Insurance 7.2%
Arthur J. Gallagher & Co.	168,200	7,481,536
Aspen Insurance Holdings Ltd.	538,700	25,695,990
Endurance Specialty Holdings Ltd.	116,300	7,599,042
The Hanover Insurance Group Inc.	207,247	18,697,824
Old Republic International Corp.	924,300	16,896,204
Validus Holdings Ltd.	317,800	14,996,982
		91,367,578
Machinery 5.8%
Astec Industries Inc.	566,600	26,443,222
Hillenbrand Inc.	320,700	9,604,965
[b] Lindsay Corp.	132,800	9,509,808
Mueller Industries Inc.	712,200	20,952,924
Mueller Water Products Inc., Class A	425,400	4,202,952
Watts Water Technologies Inc., A	55,000	3,032,150
		73,746,021
Materials 9.4%
A. Schulman Inc.	4,766	129,731
AptarGroup Inc.	65,000	5,096,650
Axiall Corp.	977,700	21,352,968
Carpenter Technology Corp.	183,500	6,281,205
[a] Detour Gold Corp. (Canada)	636,800	10,032,402
H.B. Fuller Co.	534,140	22,674,243
Minerals Technologies Inc.	112,100	6,372,885
OceanaGold Corp. (Australia)	2,440,000	6,710,681
RPM International Inc.	147,900	7,000,107
Sensient Technologies Corp.	428,600	27,198,956
Stepan Co.	116,500	6,441,285
		119,291,113
Pharmaceuticals, Biotechnology & Life Sciences 2.1%
Gerresheimer AG (Germany)	336,000	26,362,417

Real Estate 3.3%
Brandywine Realty Trust	824,100	11,562,123
LTC Properties Inc.	689,800	31,206,552
		42,768,675
Retailing 3.6%
Caleres Inc.	430,400	12,176,016
The Cato Corp., A	366,200	14,117,010
[a] Genesco Inc.	188,408	13,612,478
[a] West Marine Inc.	610,700	5,551,263
		45,456,767
Semiconductors & Semiconductor Equipment 2.6%
Cohu Inc.	736,000	8,743,680

Franklin Templeton Variable Insurance Products Trust
Statement of Investments, March 31, 2016 (unaudited) (continued)
MKS Instruments Inc.	458,400	17,258,760
[a] Photronics Inc.	654,700	6,815,427
		32,817,867
Software & Services 0.5%
Mentor Graphics Corp.	341,300	6,938,629
Technology Hardware & Equipment 1.0%
[a] Rofin-Sinar Technologies Inc.	386,200	12,443,364
Transportation 0.6%
[a] Spirit Airlines Inc.	172,800	8,290,944
Utilities 5.1%
Connecticut Water Service Inc.	29,200	1,316,920
IDACORP Inc.	416,989	31,103,209
The Laclede Group Inc.	480,300	32,540,325
		64,960,454
Total Common Stocks (Cost $933,574,408)		1,170,043,394
	Principal Amount
Corporate Bonds (Cost $9,085,793) 0.4%
Energy 0.4%
Unit Corp., senior sub. note, 6.625%, 5/15/21	$9,632,000	4,888,240
Total Investments before Short Term Investments (Cost $942,660,201)		1,174,931,634
	Shares

Short Term Investments 8.0%
Money Market Funds (Cost $97,345,876) 7.6%
[a,c] Institutional Fiduciary Trust Money Market Portfolio	97,345,876	97,345,876
Investments from Cash Collateral Received for Loaned Securities 0.4%
Money Market Funds 0.3%
[a,c] Institutional Fiduciary Trust Money Market Portfolio	4,004,000	4,004,000
	Principal Amount
Repurchase Agreements 0.1%
[d] Joint Repurchase Agreement, 0.30%, 4/01/16 (Maturity Value $1,212,524)
BNP Paribas Securities Corp.
Collateralized by [e]U.S. Treasury Bill, 2/02/17; U.S. Treasury Bond, 7.25% - 8.75%,
5/15/16 - 5/15/17; U.S. Treasury Note, 0.50% - 4.75%, 9/30/16 - 12/31/20; U.S.
Treasury Note, Index Linked, 0.125% - 2.625%, 7/15/16 - 7/15/17 and U.S.
Treasury Strips, 8/15/16 - 11/15/20 (valued at $1,236,764)	$1,212,514	1,212,514
Total Investments from Cash Collateral Received for Loaned Securities (Cost $5,216,514)		5,216,514
Total Investments (Cost $1,045,222,591) 100.2%		1,277,494,024
Other Assets, less Liabilities (0.2)%		(2,634,498)
Net Assets 100.0%		$1,274,859,526

a Non-income producing.
b A portion or all of the security is on loan at March 31, 2016.
c See Note 11 regarding investments in affiliated management investment companies.
d Investment is through participation in a joint account with other funds managed by the investment manager or an affiliate of the investment manager. At March 31, 2016, all repurchase agreements had been entered into on that date.
e The security is traded on a discount basis with no stated coupon rate.

Franklin Templeton Variable Insurance Products Trust

Statement of Investments, March 31, 2016 (unaudited)

Franklin Small-Mid Cap Growth VIP Fund	Shares	Value
Common Stocks 97.8%
Consumer Discretionary 18.1%
[a,b] 2U Inc.	170,700	$3,857,820
Advance Auto Parts Inc.	21,200	3,399,208
BorgWarner Inc.	98,900	3,797,760
[a] Buffalo Wild Wings Inc.	27,600	4,088,112
[a,b] Charter Communications Inc., A	29,900	6,052,657
Dick's Sporting Goods Inc.	142,600	6,666,550
[a] Dollar Tree Inc.	82,000	6,761,720
Expedia Inc.	27,116	2,923,647
[a] Global Eagle Entertainment Inc.	299,100	2,548,332
[a] Grand Canyon Education Inc.	105,500	4,509,070
Hanesbrands Inc.	210,500	5,965,570
Harman International Industries Inc.	48,500	4,318,440
[a] IMAX Corp. (Canada)	141,000	4,383,690
[a] Jarden Corp.	79,950	4,713,053
L Brands Inc.	91,300	8,017,053
Marriott International Inc., A	62,800	4,470,104
[a] Norwegian Cruise Line Holdings Ltd.	63,100	3,488,799
[a] O'Reilly Automotive Inc.	6,800	1,860,888
Polaris Industries Inc.	40,300	3,968,744
Tractor Supply Co.	60,100	5,436,646
[a] Under Armour Inc., A	50,676	4,298,845
[a] Zoe's Kitchen Inc.	88,700	3,458,413
		98,985,121
Consumer Staples 5.9%
Constellation Brands Inc., A	73,200	11,059,788
[a] Monster Beverage Corp.	66,200	8,829,756
Pinnacle Foods Inc.	10,600	473,608
[a] TreeHouse Foods Inc.	65,600	5,690,800
[a] WhiteWave Foods Co., A	150,200	6,104,128
		32,158,080
Energy 4.0%
Cabot Oil & Gas Corp., A	184,900	4,199,079
[a] Concho Resources Inc.	62,200	6,284,688
EQT Corp.	69,700	4,688,022
[a] Matador Resources Co.	140,900	2,671,464
Superior Energy Services Inc.	301,100	4,031,729
		21,874,982
Financials 10.7%
[a] Affiliated Managers Group Inc.	42,800	6,950,720
Arthur J. Gallagher & Co.	105,200	4,679,296
[a] CBRE Group Inc.	128,500	3,703,370
Equinix Inc.	26,325	8,705,941
Intercontinental Exchange Inc.	39,208	9,219,369
Lazard Ltd., A	143,400	5,563,920
McGraw Hill Financial Inc.	40,000	3,959,200
[a] Signature Bank	56,500	7,690,780
Willis Towers Watson PLC	66,400	7,879,024
		58,351,620
Health Care 18.6%
[a] Akorn Inc.	175,100	4,120,103
[a] Anacor Pharmaceuticals Inc.	12,911	690,093
[a] BioMarin Pharmaceutical Inc.	28,200	2,325,936
[a] Bluebird Bio Inc.	8,253	350,752
[a,b] Celldex Therapeutics Inc.	137,000	517,860
[a] Cerner Corp.	87,700	4,644,592
[a,b] Chiasma Inc.	52,200	478,152
The Cooper Cos. Inc.	48,200	7,421,354
[a] DaVita HealthCare Partners Inc.	79,400	5,826,372

Quarterly Statement of Investments | See Notes to Statements of Investments.

Franklin Templeton Variable Insurance Products Trust

Statement of Investments, March 31, 2016 (unaudited) (continued)
DENTSPLY SIRONA Inc.	75,100	4,628,413
[a] DexCom Inc.	54,500	3,701,095
[a] Edwards Lifesciences Corp.	94,200	8,309,382
[a] Envision Healthcare Holdings Inc.	185,900	3,792,360
[a,b] Heron Therapeutics Inc.	83,742	1,590,261
[a] Hologic Inc.	195,600	6,748,200
[a] Impax Laboratories Inc.	86,700	2,776,134
[a] Incyte Corp.	35,800	2,594,426
[a] Insulet Corp.	60,985	2,022,263
[a] Mallinckrodt PLC	79,000	4,841,120
[a] Mettler-Toledo International Inc.	18,600	6,412,536
[a] Nevro Corp.	71,900	4,045,094
[a,b] Penumbra Inc.	19,400	892,400
Perrigo Co. PLC	57,485	7,354,056
[a] Pfenex Inc.	159,200	1,564,936
[a] Quintiles Transnational Holdings Inc.	124,200	8,085,420
[a,b] Revance Therapeutics Inc.	109,200	1,906,632
St. Jude Medical Inc.	76,200	4,191,000
		101,830,942
Industrials 15.8%
Acuity Brands Inc.	15,800	3,446,612
[a] The Advisory Board Co.	56,700	1,828,575
Allegiant Travel Co.	12,492	2,224,325
AMETEK Inc.	174,600	8,726,508
B/E Aerospace Inc.	108,600	5,008,632
[a] DigitalGlobe Inc.	357,800	6,189,940
Dun & Bradstreet Corp.	44,500	4,587,060
[a] Genesee & Wyoming Inc.	112,200	7,034,940
[a] HD Supply Holdings Inc.	211,000	6,977,770
Hexcel Corp.	120,200	5,253,942
[a] IHS Inc., A	60,500	7,511,680
J.B. Hunt Transport Services Inc.	46,000	3,875,040
Robert Half International Inc.	145,000	6,754,100
Roper Technologies Inc.	57,370	10,485,515
[a] Sensata Technologies Holding NV	68,400	2,656,656
[a] Verisk Analytics Inc.	46,100	3,684,312
		86,245,607
Information Technology 21.5%
[a] Akamai Technologies Inc.	28,800	1,600,416
[a] Alliance Data Systems Corp.	9,900	2,178,000
[a] ANSYS Inc.	35,800	3,202,668
[a,b] Atlassian Corp. PLC (United Kingdom)	40,600	1,021,090
[a] Bottomline Technologies Inc.	95,400	2,908,746
Cognex Corp.	165,900	6,461,805
[a] CoStar Group Inc.	37,600	7,075,192
CSRA Inc.	202,400	5,444,560
[a] Demandware Inc.	48,500	1,896,350
[a] Electronic Arts Inc.	146,300	9,671,893
Fidelity National Information Services Inc.	69,200	4,381,052
[a] FleetCor Technologies Inc.	38,900	5,786,375
[a] GoDaddy Inc., A	118,300	3,824,639
Intersil Corp., A	383,800	5,131,406
Lam Research Corp.	41,300	3,411,380
[a] LinkedIn Corp., A	28,100	3,213,235
[a] Lumentum Holdings Inc.	49,980	1,347,960
Microchip Technology Inc.	42,900	2,067,780
[a] NXP Semiconductors NV (Netherlands)	154,468	12,522,721
[a] Palo Alto Networks Inc.	34,600	5,644,644
[a] Red Hat Inc.	80,200	5,975,702
[a] ServiceNow Inc.	70,800	4,331,544
[a] Twitter Inc.	87,400	1,446,470
[a] Vantiv Inc., A	117,500	6,330,900
[a] VeriFone Systems Inc.	48,100	1,358,344
[a] ViaSat Inc.	85,600	6,289,888

Franklin Templeton Variable Insurance Products Trust
Statement of Investments, March 31, 2016 (unaudited) (continued)
[a] Workday Inc.	34,100	2,620,244
		117,145,004
Materials 2.6%
[a] Axalta Coating Systems Ltd.	256,200	7,481,040
Martin Marietta Materials Inc.	42,600	6,795,126
		14,276,166
Telecommunication Services 0.6%
[a] SBA Communications Corp.	32,800	3,285,576
Total Common Stocks (Cost $415,187,252)		534,153,098
Preferred Stocks 0.3%
Consumer Discretionary 0.3%
[a,c] DraftKings Inc., pfd., D	115,528	311,110
[a,c] DraftKings Inc., pfd., D-1	284,105	1,088,891
Total Preferred Stocks (Cost $2,800,002)		1,400,001
Total Investments before Short Term Investments (Cost $417,987,254)		535,553,099

Short Term Investments 3.9%
Money Market Funds (Cost $8,318,074) 1.5%
[a,d] Institutional Fiduciary Trust Money Market Portfolio	8,318,074	8,318,074
Investments from Cash Collateral Received for Loaned Securities (Cost
$13,170,325) 2.4%
Money Market Funds 2.4%
[a,d] Institutional Fiduciary Trust Money Market Portfolio	13,170,325	13,170,325
Total Investments (Cost $439,475,653) 102.0%		557,041,498
Other Assets, less Liabilities (2.0)%		(10,991,335)
Net Assets 100.0%		$546,050,163

a Non-income producing.
b A portion or all of the security is on loan at March 31, 2016.
c See Note 7 regarding restricted securities.
d See Note 11 regarding investments in affiliated management investment companies.

Franklin Templeton Variable Insurance Products Trust

Consolidated Statement of Investments, March 31, 2016 (unaudited)

Franklin Strategic Income VIP Fund	Country	Shares/Units		Value
Common Stocks 0.7%
Consumer Services 0.7%
[a,b,c] Turtle Bay Resort	United States	1,901,449		$4,943,767
Energy 0.0%†
[a,d] Warrior Met Coal LLC, A	United States	1,499		179,992
Health Care Equipment & Services 0.0%†
[a] New Millennium Holdco Inc.	United States	9,504		148,500
Transportation 0.0%†
[a,e] CEVA Holdings LLC	United Kingdom	224		89,712
Total Common Stocks (Cost $5,469,402)				5,361,971
Management Investment Companies 9.6%
Diversified Financials 9.6%
iShares iBoxx High Yield Corporate Bond ETF	United States	150,000		12,253,500
[f] Franklin Lower Tier Floating Rate Fund	United States	3,206,453		30,108,593
[f] Franklin Middle Tier Floating Rate Fund	United States	2,743,764		26,093,196
Total Management Investment Companies (Cost $71,711,036)				68,455,289
Convertible Preferred Stocks 0.0%†
Transportation 0.0%†
[a,e] CEVA Holdings LLC, cvt. pfd., A-1	United Kingdom	6		3,150
[a,e] CEVA Holdings LLC, cvt. pfd., A-2	United Kingdom	486		194,204
Total Convertible Preferred Stocks (Cost $731,856)				197,354
		Principal Amount*
Corporate Bonds 40.4%
Automobiles & Components 1.0%
[g] Avis Budget Finance PLC, senior note, 144A, 6.00%, 3/01/21	United States	1,000,000	EUR	1,183,108
Fiat Chrysler Automobiles NV, senior note, 5.25%, 4/15/23	United Kingdom	3,500,000		3,480,855
The Goodyear Tire & Rubber Co., senior note,
6.50%, 3/01/21	United States	2,000,000		2,107,500
5.125%, 11/15/23	United States	400,000		411,000
				7,182,463
Banks 3.7%
Bank of America Corp.,
[h] junior sub. bond, AA, 6.10% to 3/17/25, FRN thereafter, Perpetual	United States	800,000		789,000
[h] junior sub. bond, M, 8.125% to 5/15/18, FRN thereafter, Perpetual	United States	2,000,000		1,972,500
senior note, 5.65%, 5/01/18	United States	1,500,000		1,611,195
CIT Group Inc., senior note,
5.375%, 5/15/20	United States	1,000,000		1,040,000
5.00%, 8/15/22	United States	2,500,000		2,537,500
Citigroup Inc.,
[h] junior sub. bond, M, 6.30% to 5/15/24, FRN thereafter, Perpetual	United States	700,000		673,213
[h] junior sub. bond, O, 5.875% to 3/27/20, FRN thereafter, Perpetual	United States	1,000,000		967,500
senior note, 3.875%, 10/25/23	United States	3,000,000		3,147,912
sub. bond, 5.50%, 9/13/25	United States	500,000		548,403
sub. note, 4.05%, 7/30/22	United States	300,000		312,729
JPMorgan Chase & Co.,
[h] junior sub. bond, R, 6.00% to 8/01/23, FRN thereafter, Perpetual	United States	1,500,000		1,513,500
[h] junior sub. bond, V, 5.00% to 7/30/19, FRN thereafter, Perpetual	United States	200,000		191,250
[h] junior sub. bond, X, 6.10% to 10/01/24, FRN thereafter, Perpetual	United States	500,000		510,130
senior note, 4.25%, 10/15/20	United States	1,000,000		1,083,592
sub. note, 3.375%, 5/01/23	United States	1,000,000		1,006,067
sub. note, 3.875%, 9/10/24	United States	1,000,000		1,026,243
Royal Bank of Scotland Group PLC, sub. note, 6.125%, 12/15/22	United Kingdom	700,000		744,086
The Royal Bank of Scotland PLC, sub. note, 6.934%, 4/09/18	United Kingdom	1,500,000	EUR	1,878,539
Wells Fargo & Co.,
[h] junior sub. bond, 5.875% to 6/15/25, FRN thereafter, Perpetual	United States	2,500,000		2,672,625
[h] junior sub. bond, S, 5.90% to 6/15/24, FRN thereafter, Perpetual	United States	1,500,000		1,522,032
senior note, 2.60%, 7/22/20	United States	700,000		717,020
				26,465,036

Quarterly Consolidated Statement of Investments | See notes to Statements of Investments.

Franklin Templeton Variable Insurance Products Trust

Consolidated Statement of Investments, March 31, 2016 (unaudited) (continued)
Capital Goods 0.8%
[g] Bombardier Inc., senior bond, 144A, 7.50%, 3/15/25	Canada	3,400,000		2,601,000
[e] Erickson Air-Crane Inc., Purchase Price Notes, 6.00%, 11/02/20	United States	146,885		116,376
[g] KM Germany Holdings GmbH, senior secured note, first lien, 144A, 8.75%, 12/15/20	Germany	800,000	EUR	974,255
Navistar International Corp., senior bond, 8.25%, 11/01/21	United States	1,400,000		1,043,000
TransDigm Inc.,
senior sub. bond, 6.50%, 7/15/24	United States	500,000		498,600
senior sub. bond, 6.50%, 5/15/25	United States	200,000		196,250
senior sub. note, 6.00%, 7/15/22	United States	400,000		400,500
				5,829,981
Consumer Durables & Apparel 0.5%
KB Home, senior note,
4.75%, 5/15/19	United States	1,000,000		1,001,250
7.00%, 12/15/21	United States	1,200,000		1,206,000
Toll Brothers Finance Corp., senior bond, 5.625%, 1/15/24	United States	1,100,000		1,138,500
				3,345,750
Consumer Services 1.7%
[g] 1011778 BC ULC/New Red Finance Inc.,
secured note, second lien, 144A, 6.00%, 4/01/22	Canada	2,000,000		2,085,000
senior secured note, first lien, 144A, 4.625%, 1/15/22	Canada	1,100,000		1,122,000
[g,i] Fontainebleau Las Vegas, senior secured bond, first lien, 144A, 11.00%, 6/15/15	United States	2,500,000		4,938
[g] International Game Technology PLC, senior secured bond, 144A, 6.50%, 2/15/25	United States	3,500,000		3,486,875
Marriott International Inc., senior bond, 3.75%, 10/01/25	United States	3,000,000		3,081,309
MGM Resorts International, senior note,
6.75%, 10/01/20	United States	200,000		217,400
6.625%, 12/15/21	United States	500,000		538,750
[g] Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., senior bond, 144A, 5.50%,
3/01/25	United States	700,000		662,375
[g] Wynn Macau Ltd., senior note, 144A, 5.25%, 10/15/21	Macau	1,300,000		1,238,250
				12,436,897
Diversified Financials 2.7%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust, senior note,
4.25%, 7/01/20	Netherlands	1,300,000		1,315,905
4.625%, 10/30/20	Netherlands	500,000		513,678
5.00%, 10/01/21	Netherlands	1,100,000		1,149,665
Deutsche Bank AG, sub. bond, 4.296% to 5/24/23, FRN thereafter, 5/24/28	Germany	3,500,000		3,017,350
E*TRADE Financial Corp., senior note,
5.375%, 11/15/22	United States	700,000		741,125
4.625%, 9/15/23	United States	800,000		802,000
[h] The Goldman Sachs Group Inc., junior sub. bond, M, 5.375% to 5/10/20, FRN
thereafter, Perpetual	United States	3,000,000		2,906,250
[g] Lincoln Finance Ltd., senior secured note, 144A, 6.875%, 4/15/21	Netherlands	600,000	EUR	709,653
Morgan Stanley,
[h] junior sub. bond, 5.55% to 7/15/20, FRN thereafter, Perpetual	United States	2,500,000		2,467,500
sub. bond, 3.95%, 4/23/27	United States	1,000,000		1,003,791
Navient Corp., senior note,
8.45%, 6/15/18	United States	1,000,000		1,075,000
5.50%, 1/15/19	United States	1,500,000		1,481,250
5.875%, 3/25/21	United States	700,000		636,125
6.125%, 3/25/24	United States	500,000		432,500
[g] Neuberger Berman Group LLC/Finance Corp., senior note, 144A, 5.875%, 3/15/22	United States	1,000,000		1,041,250
				19,293,042
Energy 4.3%
Access Midstream Partner LP/ACMP Finance Corp., senior note, 6.125%, 7/15/22	United States	600,000		557,984
Apache Corp., senior bond, 2.625%, 1/15/23	United States	1,900,000		1,732,036
BreitBurn Energy Partners LP/BreitBurn Finance Corp., senior bond, 7.875%, 4/15/22	United States	2,300,000		241,500
[g] California Resources Corp., secured note, second lien, 144A, 8.00%, 12/15/22	United States	716,000		277,450
CGG SA, senior note,
6.50%, 6/01/21	France	1,800,000		738,000
6.875%, 1/15/22	France	200,000		82,000
CHC Helicopter SA,
senior note, 9.375%, 6/01/21	Canada	260,000		14,950
senior secured note, first lien, 9.25%, 10/15/20	Canada	2,205,000		942,637

Franklin Templeton Variable Insurance Products Trust

Consolidated Statement of Investments, March 31, 2016 (unaudited) (continued)

[g] Chesapeake Energy Corp., secured note, second lien, 144A, 8.00%, 12/15/22	United States	1,055,000	516,950
Clayton Williams Energy Inc., senior note, 7.75%, 4/01/19	United States	1,300,000	656,500
CONSOL Energy Inc., senior note,
5.875%, 4/15/22	United States	2,500,000	1,814,050
8.00%, 4/01/23	United States	500,000	376,100
Energy Transfer Equity LP, senior note, first lien, 7.50%, 10/15/20	United States	2,500,000	2,418,750
Energy Transfer Partners LP, senior note, 5.20%, 2/01/22	United States	1,000,000	950,553
Energy XXI Gulf Coast Inc.,
senior note, 9.25%, 12/15/17	United States	1,500,000	57,188
senior note, 6.875%, 3/15/24	United States	800,000	27,000
[g] senior secured note, second lien, 144A, 11.00%, 3/15/20	United States	700,000	101,500
[g] EnQuest PLC, senior note, 144A, 7.00%, 4/15/22	United Kingdom	1,500,000	675,000
Freeport-McMoRan Oil & Gas LLC/FCX Oil & Gas Inc., senior note, 6.875%, 2/15/23	United States	672,000	517,440
[g] Gaz Capital SA, (OJSC Gazprom), loan participation, senior note, 144A, 3.85%, 2/06/20	Russia	1,500,000	1,458,585
[c] Halcon Resources Corp.,
senior note, 8.875%, 5/15/21	United States	1,400,000	252,000
[g] senior secured note, third lien, 144A, 13.00%, 2/15/22	United States	1,000,000	302,500
[g] Kinder Morgan Finance Co. LLC, senior secured note, 144A, 6.00%, 1/15/18	United States	2,000,000	2,092,272
Kinder Morgan Inc., senior note, 6.50%, 9/15/20	United States	1,500,000	1,611,918
[c,g,i] Linn Energy LLC/Finance Corp., senior secured note, second lien, 144A, 12.00%,
12/15/20	United States	2,000,000	285,000
[g] LUKOIL International Finance BV, senior note, 144A, 4.563%, 4/24/23	Russia	2,500,000	2,391,887
Martin Midstream Partners LP/Martin Midstream Finance Corp., senior note, 7.25%,
2/15/21	United States	2,000,000	1,745,000
Midstates Petroleum Co. Inc./LLC, senior note, 9.25%, 6/01/21	United States	1,500,000	71,250
Oasis Petroleum Inc., senior note, 6.875%, 3/15/22	United States	600,000	447,000
PBF Holding Co. LLC, first lien, 8.25%, 2/15/20	United States	1,000,000	1,038,750
[c,g,i] Peabody Energy Corp., secured note, second lien, 144A, 10.00%, 3/15/22	United States	3,000,000	240,000
Penn Virginia Corp., senior note, 8.50%, 5/01/20	United States	1,500,000	195,000
Regency Energy Partners LP/Regency Energy Finance Corp., senior note,
5.875%, 3/01/22	United States	200,000	194,631
5.00%, 10/01/22	United States	500,000	470,780
Sabine Pass Liquefaction LLC,
first lien, 5.625%, 2/01/21	United States	2,000,000	1,932,500
first lien, 5.625%, 4/15/23	United States	900,000	861,750
senior secured note, first lien, 5.75%, 5/15/24	United States	300,000	288,000
Sanchez Energy Corp., senior note,
7.75%, 6/15/21	United States	1,700,000	986,000
6.125%, 1/15/23	United States	300,000	163,500
W&T Offshore Inc., senior note, 8.50%, 6/15/19	United States	2,000,000	240,000
WPX Energy Inc., senior note, 8.25%, 8/01/23	United States	900,000	699,750
			30,665,661
Food & Staples Retailing 0.8%
[g] Cencosud SA, senior note, 144A,
4.875%, 1/20/23	Chile	1,500,000	1,513,110
5.15%, 2/12/25	Chile	1,500,000	1,513,815
Walgreens Boots Alliance Inc., senior note, 3.80%, 11/18/24	United States	2,500,000	2,578,153
			5,605,078
Food, Beverage & Tobacco 1.3%
Anheuser-Busch InBev Finance Inc., senior note, 3.30%, 2/01/23	Belgium	1,300,000	1,353,106
Constellation Brands Inc., senior note,
4.25%, 5/01/23	United States	1,000,000	1,027,500
4.75%, 12/01/25	United States	200,000	208,000
[g] JBS USA LLC/Finance Inc., senior note, 144A,
8.25%, 2/01/20	United States	2,500,000	2,575,000
7.25%, 6/01/21	United States	300,000	300,300
5.75%, 6/15/25	United States	500,000	440,000
[g] Post Holdings Inc., senior note, 144A,
6.75%, 12/01/21	United States	1,700,000	1,795,625
6.00%, 12/15/22	United States	500,000	516,875
7.75%, 3/15/24	United States	1,000,000	1,102,500
			9,318,906
Health Care Equipment & Services 2.0%
Alere Inc., senior sub. note, 6.50%, 6/15/20	United States	900,000	921,600

Franklin Templeton Variable Insurance Products Trust

Consolidated Statement of Investments, March 31, 2016 (unaudited) (continued)
CHS/Community Health Systems Inc.,
senior note, 8.00%, 11/15/19	United States	1,500,000		1,468,125
senior note, 6.875%, 2/01/22	United States	400,000		363,000
senior secured note, first lien, 5.125%, 8/15/18	United States	600,000		607,500
DaVita HealthCare Partners Inc.,
senior bond, 5.125%, 7/15/24	United States	500,000		505,937
senior bond, 5.00%, 5/01/25	United States	900,000		893,250
senior note, 5.75%, 8/15/22	United States	1,500,000		1,571,250
HCA Inc.,
senior bond, 5.875%, 5/01/23	United States	1,500,000		1,582,500
senior note, 7.50%, 2/15/22	United States	700,000		795,598
senior secured bond, first lien, 5.875%, 3/15/22	United States	1,000,000		1,085,000
senior secured bond, first lien, 5.25%, 4/15/25	United States	600,000		619,500
Stryker Corp., senior bond, 3.50%, 3/15/26	United States	500,000		519,570
Tenet Healthcare Corp., senior note,
5.00%, 3/01/19	United States	500,000		496,875
5.50%, 3/01/19	United States	1,200,000		1,194,000
8.125%, 4/01/22	United States	1,000,000		1,030,910
6.75%, 6/15/23	United States	300,000		288,750
				13,943,365
Insurance 1.0%
MetLife Inc., junior sub. note,
[h] 5.25% to 6/15/20, FRN thereafter, Perpetual	United States	1,200,000		1,149,750
6.40% to 12/15/36, FRN thereafter, 12/15/66	United States	1,500,000		1,553,250
[g] Nippon Life Insurance Co., sub. bond, 144A, 5.10% to 10/16/24, FRN thereafter,
10/16/44	Japan	3,500,000		3,778,250
Prudential Financial Inc., 3.50%, 5/15/24	United States	800,000		814,877
				7,296,127
Materials 5.4%
ArcelorMittal, senior note,
6.50%, 3/01/21	Luxembourg	3,000,000		2,963,880
6.125%, 6/01/25	Luxembourg	300,000		279,000
[g] Ardagh Packaging Finance PLC/Ardagh MP Holdings USA Inc., senior note, 144A,
7.00%, 11/15/20	Luxembourg	105,882		101,383
6.75%, 1/31/21	Luxembourg	200,000		194,438
6.00%, 6/30/21	Luxembourg	1,300,000		1,241,500
[g] Barminco Finance Pty. Ltd., senior note, 144A, 9.00%, 6/01/18	Australia	1,500,000		1,128,750
[g] Blue Cube Spinco Inc., senior bond, 144A, 10.00%, 10/15/25	United States	1,200,000		1,377,000
[g] Cemex Finance LLC, senior secured note, first lien, 144A, 6.00%, 4/01/24	Mexico	1,000,000		946,225
[g] Cemex SAB de CV,
first lien, 144A, 5.70%, 1/11/25	Mexico	1,500,000		1,384,515
secured note, 144A, 5.875%, 3/25/19	Mexico	1,000,000		1,006,980
[g] Ceramtec Group GmbH, senior note, 144A, 8.25%, 8/15/21	Germany	1,200,000	EUR	1,473,041
[g] The Chemours Co.,
senior bond, 144A, 7.00%, 5/15/25	United States	500,000		403,125
senior note, 144A, 6.625%, 5/15/23	United States	2,000,000		1,640,000
[g] First Quantum Minerals Ltd., senior note, 144A,
6.75%, 2/15/20	Canada	1,400,000		966,000
7.00%, 2/15/21	Canada	1,725,000		1,164,375
[g] FMG Resources (August 2006) Pty. Ltd., senior secured note, 144A, 9.75%, 3/01/22	Australia	2,800,000		2,783,200
Freeport-McMoRan Inc., senior note, 4.55%, 11/14/24	United States	2,500,000		1,718,750
[g] Glencore Finance Canada Ltd., senior bond, 144A, 4.95%, 11/15/21	Switzerland	1,000,000		890,000
[g] Glencore Funding LLC, senior note, 144A,
4.125%, 5/30/23	Switzerland	600,000		491,228
4.625%, 4/29/24	Switzerland	500,000		416,375
[g] INVISTA Finance LLC, senior secured note, 144A, 4.25%, 10/15/19	United States	3,000,000		2,895,000
Novelis Inc., senior note, 8.75%, 12/15/20	Canada	1,600,000		1,622,880
[g] Owens-Brockway Glass Container Inc., senior note, 144A,
5.00%, 1/15/22	United States	1,400,000		1,436,862
5.875%, 8/15/23	United States	700,000		730,625
Reynolds Group Issuer Inc./LLC/SA,
first lien, 5.75%, 10/15/20	United States	700,000		720,125
senior note, 8.50%, 5/15/18	United States	1,000,000		1,001,250
senior note, 8.25%, 2/15/21	United States	1,000,000		1,026,900

Franklin Templeton Variable Insurance Products Trust

Consolidated Statement of Investments, March 31, 2016 (unaudited) (continued)

senior secured note, first lien, 7.125%, 4/15/19	United States	800,000		814,500
[g] Sealed Air Corp.,
senior bond, 144A, 5.125%, 12/01/24	United States	1,000,000		1,042,500
senior bond, 144A, 5.50%, 9/15/25	United States	400,000		420,500
senior note, 144A, 4.875%, 12/01/22	United States	1,000,000		1,043,750
Steel Dynamics Inc.,
senior bond, 5.50%, 10/01/24	United States	1,000,000		1,015,000
senior note, 5.125%, 10/01/21	United States	1,000,000		1,015,000
[g] U.S. Coatings Acquisition Inc./Flash Dutch 2 BV, 144A, 5.75%, 2/01/21	United States	1,000,000	EUR	1,188,862
[i] Verso Paper Holdings LLC/Inc., senior secured note, first lien, 11.75%, 1/15/19	United States	451,000		58,630
				38,602,149
Media 3.9%
21st Century Fox America Inc., senior note, 3.00%, 9/15/22	United States	500,000		515,927
AMC Networks Inc., senior note, 5.00%, 4/01/24	United States	1,100,000		1,106,875
CCO Holdings LLC/CCO Holdings Capital Corp., senior bond,
5.25%, 9/30/22	United States	2,700,000		2,787,750
[g] 144A, 5.375%, 5/01/25	United States	900,000		918,000
Clear Channel Worldwide Holdings Inc.,
senior note, 6.50%, 11/15/22	United States	1,000,000		1,000,000
senior sub. note, 7.625%, 3/15/20	United States	500,000		461,250
senior sub. note, 7.625%, 3/15/20	United States	200,000		172,000
CSC Holdings LLC, senior note,
6.75%, 11/15/21	United States	2,500,000		2,573,750
5.25%, 6/01/24	United States	200,000		178,750
DISH DBS Corp., senior note,
6.75%, 6/01/21	United States	500,000		517,500
5.875%, 7/15/22	United States	500,000		475,000
5.875%, 11/15/24	United States	500,000		460,000
Gannett Co. Inc.,
senior bond, 6.375%, 10/15/23	United States	1,000,000		1,078,750
[g] senior bond, 144A, 5.50%, 9/15/24	United States	300,000		310,125
senior note, 5.125%, 7/15/20	United States	1,000,000		1,045,000
[c] iHeartCommunications Inc.,
senior secured bond, first lien, 9.00%, 3/01/21	United States	2,400,000		1,680,000
senior secured note, first lien, 9.00%, 9/15/22	United States	700,000		485,625
[g] Sirius XM Radio Inc., senior bond, 144A,
6.00%, 7/15/24	United States	1,700,000		1,788,720
5.375%, 4/15/25	United States	800,000		816,000
Time Warner Cable Inc., senior note, 4.00%, 9/01/21	United States	1,300,000		1,362,548
[g] Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH, senior secured note,
first lien, 144A, 5.625%, 4/15/23	Germany	640,000	EUR	783,422
[g] Unitymedia KabelBW GmbH, senior bond, 144A, 6.125%, 1/15/25	Germany	1,700,000		1,770,678
[g] Univision Communications Inc., senior secured note, first lien, 144A, 5.125%, 2/15/25	United States	2,500,000		2,475,000
[g] Virgin Media Finance PLC, senior bond, 144A, 6.375%, 10/15/24	United Kingdom	900,000	GBP	1,319,554
[g] Virgin Media Secured Finance PLC, senior secured bond, first lien, 144A, 5.50%,
1/15/25	United Kingdom	1,900,000		1,945,457
				28,027,681
Pharmaceuticals, Biotechnology & Life Sciences 3.1%
AbbVie Inc., senior note, 3.60%, 5/14/25	United States	2,500,000		2,630,407
Actavis Funding SCS, senior bond, 3.80%, 3/15/25	United States	2,200,000		2,293,687
[g] Baxalta Inc., senior note, 144A, 4.00%, 6/23/25	United States	2,500,000		2,546,393
Biogen Inc., senior note, 3.625%, 9/15/22	United States	1,500,000		1,589,265
[g] Endo Finance LLC/Endo Ltd./Endo Finco Inc.,
senior bond, 144A, 6.00%, 2/01/25	United States	1,200,000		1,131,000
senior note, 144A, 6.00%, 7/15/23	United States	700,000		662,375
Gilead Sciences Inc., senior bond, 3.65%, 3/01/26	United States	3,000,000		3,196,731
Grifols Worldwide Operations Ltd., senior note, 5.25%, 4/01/22	United States	1,400,000		1,445,500
[g] Jaguar Holding Co. II/Pharmaceutical Product Development LLC, senior note, 144A,
6.375%, 8/01/23	United States	1,400,000		1,441,020
[g] Valeant Pharmaceuticals International, senior note, 144A, 6.375%, 10/15/20	United States	2,400,000		2,004,000
[g] Valeant Pharmaceuticals International Inc.,
senior bond, 144A, 6.125%, 4/15/25	United States	300,000		231,750
senior note, 144A, 5.50%, 3/01/23	United States	400,000		315,000
Zoetis Inc., senior bond, 3.25%, 2/01/23	United States	2,500,000		2,476,683

Franklin Templeton Variable Insurance Products Trust

Consolidated Statement of Investments, March 31, 2016 (unaudited) (continued)

				21,963,811
Real Estate 0.4%
Equinix Inc., senior bond,
5.375%, 4/01/23	United States	2,500,000		2,600,000
5.875%, 1/15/26	United States	200,000		211,100
				2,811,100
Retailing 0.9%
[g] Argos Merger Sub Inc., senior note, 144A, 7.125%, 3/15/23	United States	1,400,000		1,487,500
[g] Dollar Tree Inc., senior note, 144A, 5.75%, 3/01/23	United States	900,000		957,938
[c,g] Edcon Ltd., secured note, 144A, 9.50%, 3/01/18	South Africa	1,800,000	EUR	747,830
[g,j] HD Supply Inc., senior note, 144A, 5.75%, 4/15/24	United States	500,000		515,000
Netflix Inc., senior bond, 5.875%, 2/15/25	United States	2,300,000		2,432,250
				6,140,518
Software & Services 0.7%
[g] BMC Software Finance Inc., senior note, 144A, 8.125%, 7/15/21	United States	2,600,000		1,885,000
[g] First Data Corp.,
second lien, 144A, 5.75%, 1/15/24	United States	2,100,000		2,107,665
senior note, 144A, 7.00%, 12/01/23	United States	700,000		709,625
				4,702,290
Technology Hardware & Equipment 0.5%
[g,k] CommScope Holdings Co. Inc., senior note, 144A, PIK, 6.625%, 6/01/20	United States	200,000		205,750
[g] CommScope Technologies Finance LLC, senior bond, 144A, 6.00%, 6/15/25	United States	1,000,000		1,020,000
[g,j] Western Digital Corp., senior note, 144A, 10.50%, 4/01/24	United States	2,000,000		2,006,250
				3,232,000
Telecommunication Services 3.5%
AT&T Inc., senior bond, 3.40%, 5/15/25	United States	1,900,000		1,908,354
CenturyLink Inc.,
senior bond, 6.75%, 12/01/23	United States	700,000		683,375
senior bond, 5.625%, 4/01/25	United States	900,000		804,375
senior note, 6.00%, 4/01/17	United States	500,000		515,625
senior note, 6.45%, 6/15/21	United States	500,000		509,060
[g] Digicel Group Ltd., senior note, 144A, 8.25%, 9/30/20	Bermuda	1,200,000		1,031,802
[g] Digicel Ltd., senior note, 144A,
6.00%, 4/15/21	Bermuda	1,000,000		901,945
6.75%, 3/01/23	Bermuda	300,000		267,688
Frontier Communications Corp., senior bond, 7.875%, 1/15/27	United States	300,000		240,000
Intelsat Jackson Holdings SA,
senior bond, 6.625%, 12/15/22	Luxembourg	1,600,000		864,000
senior note, 7.25%, 10/15/20	Luxembourg	1,000,000		650,000
senior note, 7.50%, 4/01/21	Luxembourg	1,000,000		640,000
[g] Millicom International Cellular SA, senior note, 144A, 6.625%, 10/15/21	Luxembourg	2,200,000		2,224,750
Sprint Communications Inc., senior note,
8.375%, 8/15/17	United States	1,200,000		1,189,500
6.00%, 11/15/22	United States	500,000		368,125
[g] 144A, 9.00%, 11/15/18	United States	1,500,000		1,578,750
[g] 144A, 7.00%, 3/01/20	United States	800,000		804,000
Sprint Corp., senior bond, 7.875%, 9/15/23	United States	500,000		383,750
T-Mobile USA Inc.,
senior bond, 6.50%, 1/15/24	United States	500,000		522,500
senior bond, 6.375%, 3/01/25	United States	1,300,000		1,335,750
senior note, 6.542%, 4/28/20	United States	1,400,000		1,452,500
senior note, 6.125%, 1/15/22	United States	200,000		207,500
senior note, 6.00%, 4/15/24	United States	200,000		203,000
Verizon Communications Inc., senior note, 5.15%, 9/15/23	United States	2,000,000		2,312,880
[g] Wind Acquisition Finance SA, senior secured note, 144A,
4.00%, 7/15/20	Italy	1,200,000	EUR	1,356,018
7.00%, 4/23/21	Italy	1,500,000	EUR	1,641,240
				24,596,487
Transportation 0.4%
[g] Florida East Coast Holdings Corp.,
secured note, first lien, 144A, 6.75%, 5/01/19	United States	900,000		904,500
senior note, 144A, 9.75%, 5/01/20	United States	400,000		290,000

Franklin Templeton Variable Insurance Products Trust

Consolidated Statement of Investments, March 31, 2016 (unaudited) (continued)

Hertz Corp., senior note, 6.25%, 10/15/22	United States	400,000	402,000
[g] Stena International SA, secured bond, 144A, 5.75%, 3/01/24	Sweden	1,100,000	907,500
			2,504,000
Utilities 1.6%
Calpine Corp.,
senior bond, 5.75%, 1/15/25	United States	1,200,000	1,156,500
senior note, 5.375%, 1/15/23	United States	1,300,000	1,266,694
[g,h] EDF SA, sub. note, 144A, 5.25% to 1/29/23, FRN thereafter, Perpetual	France	3,000,000	2,740,230
[g] Exelon Corp., senior bond, 144A, 3.95%, 6/15/25	United States	1,800,000	1,869,838
[g] InterGen NV, secured bond, 144A, 7.00%, 6/30/23	Netherlands	2,500,000	1,718,750
Sempra Energy,
senior bond, 3.55%, 6/15/24	United States	700,000	711,872
senior note, 3.75%, 11/15/25	United States	1,100,000	1,128,281
[g,i] Texas Competitive Electric Holdings Co. LLC/Texas Competitive Electric Holdings
Finance Inc., senior secured note, first lien, 144A, 11.50%, 10/01/20	United States	3,000,000	877,500
			11,469,665
Semiconductors & Semiconductor Equipment 0.2%
[g] Qorvo Inc., senior bond, 144A, 7.00%, 12/01/25	United States	1,400,000	1,470,000
Total Corporate Bonds (Cost $320,074,922)			286,902,007
[l] Senior Floating Rate Interests 11.5%
Automobiles & Components 0.3%
Crowne Group LLC, Term Loan, 6.00%, 9/30/20	United States	928,351	891,217
TI Group Automotive Systems LLC, Initial U.S. Term Loan, 4.50%, 6/25/22	United States	1,244,338	1,236,560
			2,127,777
Capital Goods 0.6%
Doncasters U.S. Finance LLC, Second Lien Term Loan, 9.50%, 10/09/20	United States	76,701	70,181
Sensus USA Inc.,
First Lien Term Loan, 4.50%, 5/09/17	United States	1,301,031	1,296,152
Second Lien Term Loan, 8.50%, 5/09/18	United States	3,032,186	3,017,025
Ventia Pty. Ltd., Term B Loans, 5.50%, 5/21/22	Australia	42,394	42,341
			4,425,699
Commercial & Professional Services 0.1%
[j] Kar Auction Services Inc., Tranche B-3 Term Loan, 6.00%, 3/09/23	United States	891,061	893,289
Consumer Services 0.7%
Fitness International LLC, Term B Loan, 5.50%, 7/01/20	United States	3,995,059	3,865,220
[c,k] Turtle Bay Holdings LLC, Term Loan B, PIK, 3.25%, 6/30/16	United States	1,419,933	1,353,792
			5,219,012
Diversified Financials 0.3%
First Eagle Investment Management, Initial Term Loans, 4.75%, 12/01/22	United States	882,398	871,368
Guggenheim Partners Investment Management Holdings LLC, Initial Term Loan,
4.25%, 7/22/20	United States	920,236	919,852
			1,791,220
Energy 1.5%
[c] Bowie Resource Holdings LLC,
First Lien Initial Term Loan, 6.75%, 8/16/20	United States	2,964,578	2,668,120
[e] Second Lien Initial Term Loan, 11.75%, 2/16/21	United States	1,248,332	1,048,599
Fieldwood Energy LLC, Loans, 3.875%, 10/01/18	United States	3,550,049	2,438,440
Foresight Energy LLC, Term Loans, 7.50%, 8/21/20	United States	1,372,000	1,152,480
McDermott Finance LLC, Term Loan, 5.25%, 4/16/19	United States	199,870	187,878
OSG Bulk Ships Inc., Initial Term Loan, 5.25%, 8/05/19	United States	1,118,396	1,017,740
OSG International Inc., Initial Term Loan, 5.75%, 8/05/19	United States	2,002,014	1,961,973
			10,475,230
Health Care Equipment & Services 0.8%
Community Health Systems Inc., 2018 Term F Loans, 3.683% - 3.886%, 12/31/18	United States	2,218,528	2,201,716
Cotiviti Corp., Second Lien Initial Term Loan, 8.00%, 5/13/22	United States	253,793	239,200
Kinetic Concepts Inc., Dollar Term E-1 Loan, 4.50%, 5/04/18	United States	999,024	994,809
New Millennium Holdco Inc., Closing Date Term Loan, 7.50%, 12/18/20	United States	324,526	310,328
Truven Health Analytics Inc., New Tranche B Term Loan, 4.50%, 6/06/19	United States	1,633,321	1,632,300
			5,378,353
Materials 1.3%

Franklin Templeton Variable Insurance Products Trust

Consolidated Statement of Investments, March 31, 2016 (unaudited) (continued)

The Chemours Co. LLC, Tranche B Term Loan, 3.75%, 5/12/22	United States	3,590,808		3,423,986
Coveris Holdings SA, Term B-1 Loans, 4.50%, 5/08/19	Luxembourg	954,547		935,456
[j] Cyanco Intermediate Corp., Initial Term Loan, 7.00%, 5/01/20	United States	187,497		181,638
FMG America Finance Inc. (Fortescue Metals Group), Loans, 4.25%, 6/30/19	Australia	2,355,412		1,996,212
Huntsman International LLC, Extended Term Loan B, 3.433% - 3.519%, 4/19/19	United States	374,700		373,919
Novelis Inc., Initial Term Loan, 4.00%, 6/02/22	Canada	796,044		778,465
OCI Beaumont LLC, Term B-3 Loan, 7.75%, 8/20/19	United States	1,745,473		1,762,928
				9,452,604
Media 1.4%
CSC Holdings Inc. (Cablevision), Initial Term Loans, 5.00%, 10/09/22	United States	1,880,685		1,887,268
Gray Television Inc., Term Loan C, 4.25%, 6/13/21	United States	851,754		854,150
Media General Inc., Term B Loan, 4.00%, 7/31/20	United States	225,939		225,883
Radio One Inc., Term Loan B, 5.14%, 12/31/18	United States	6,816,334		6,863,196
				9,830,497
Pharmaceuticals, Biotechnology & Life Sciences 1.4%
Endo Luxembourg Finance Co. I S.A.R.L. and Endo LLC, 2015 Incremental Term B
Loans, 3.75%, 9/25/22	United States	2,364,872		2,332,355
Grifols Worldwide Operations USA Inc., US Tranche B Term Loan, 3.433%, 2/27/21	United States	2,745,826		2,748,636
Valeant Pharmaceuticals International Inc.,
Series C-2 Tranche B Term Loan, 5.50%, 12/11/19	United States	150,000		141,906
Series D-2 Tranche B Term Loan, 5.25%, 2/13/19	United States	1,340,000		1,271,325
Series F-1 Tranche B Term Loan, 4.00%, 4/01/22	United States	3,446,615		3,262,438
				9,756,660
Retailing 0.6%
Ascena Retail Group Inc., Tranche B Term Loan, 5.25%, 8/21/22	United States	3,710,207		3,627,889
The Men's Wearhouse Inc., Tranche B Term Loan, 4.50%, 6/18/21	United States	741,401		714,525
				4,342,414
Semiconductors & Semiconductor Equipment 0.6%
[j] Avago Technologies Cayman Finance Ltd., Term B-1 Dollar Loans, 4.25%, 2/01/23	United States	1,472,850		1,467,429
M/A-COM Technology Solutions Holdings Inc., Initial Term Loan, 4.50%, 5/07/21	United States	514,437		514,437
NXP BV/NXP Funding LLC, Tranche B Loan, 3.75%, 12/07/20	United States	394,012		395,520
[j] ON Semiconductor Corp., Term Loan, 7.00%, 3/31/23	United States	1,758,635		1,764,790
				4,142,176
Software & Services 0.9%
Match Group Inc., Term B-1 Loans, 5.50%, 11/16/22	United States	807,860		810,385
MoneyGram International Inc., Term Loan, 4.25%, 3/27/20	United States	5,100,557		4,781,772
Vertafore Inc., Second Lien Term Loan, 9.75%, 10/27/17	United States	1,173,616		1,175,669
				6,767,826
Technology Hardware & Equipment 0.3%
CIENA Corp., Term Loan, 3.75%, 7/15/19	United States	226,950		225,532
Dell International LLC, Term B-2 Loan, 4.00%, 4/29/20	United States	1,337,611		1,337,361
[j] Western Digital Corp., U.S. Term B Loan, 8.00%, 3/16/23	United States	852,583		843,524
				2,406,417
Telecommunication Services 0.3%
Intelsat Jackson Holdings SA, Tranche B-2 Term Loan, 3.75%, 6/30/19	Luxembourg	1,328,748		1,242,795
Windstream Corp., Term Loan B-5, 3.50%, 8/08/19	United States	565,376		551,595
Zayo Group LLC, 2021 Term Loans, 3.75%, 5/06/21	United States	577,451		576,472
				2,370,862
Transportation 0.3%
[j] Hertz Corp., Credit Linked Deposit, 5.25%, 3/11/18	United States	675,000		664,031
Navios Maritime Midstream Partners LP, Initial Term Loan, 5.50%, 6/18/20	Marshall Islands	1,295,347		1,146,383
Navios Maritime Partners LP, Initial Term Loan, 5.25%, 6/27/18	Marshall Islands	64,526		57,105
				1,867,519
Utilities 0.1%
Calpine Corp., Term Loan (B6), 4.00%, 1/15/23	United States	633,706		631,132
Total Senior Floating Rate Interests (Cost $84,405,959)				81,878,687
Foreign Government and Agency Securities 13.2%
Government of Hungary, senior note, 6.25%, 1/29/20	Hungary	1,500,000		1,671,337
Government of Indonesia,
6.125%, 5/15/28	Indonesia	34,000,000,000	IDR	2,182,035

Franklin Templeton Variable Insurance Products Trust

Consolidated Statement of Investments, March 31, 2016 (unaudited) (continued)

FR34, 12.80%, 6/15/21	Indonesia	17,235,000,000		IDR	1,605,969
senior bond, FR53, 8.25%, 7/15/21	Indonesia	46,000,000,000		IDR	3,631,415
senior bond, FR70, 8.375%, 3/15/24	Indonesia	26,500,000,000		IDR	2,103,430
Government of Malaysia,
senior bond, 3.814%, 2/15/17	Malaysia	2,500,000		MYR	646,728
senior bond, 4.24%, 2/07/18	Malaysia	1,800,000		MYR	472,034
senior note, 3.172%, 7/15/16	Malaysia	32,500,000		MYR	8,341,195
senior note, 3.394%, 3/15/17	Malaysia	16,000,000		MYR	4,125,779
senior note, 4.012%, 9/15/17	Malaysia	23,400,000		MYR	6,095,688
Government of Mexico,
6.25%, 6/16/16	Mexico	1,524,310[m] MXN			8,867,444
7.25%, 12/15/16	Mexico	930,330[m] MXN			5,505,853
7.75%, 12/14/17	Mexico	345,000[m] MXN			2,114,522
senior note, M, 5.00%, 6/15/17	Mexico	750,000	[m]	MXN	4,386,409
Government of Poland, 4.75%, 10/25/16	Poland	18,800,000		PLN	5,134,372
[g] Government of Serbia, senior note, 144A,
4.875%, 2/25/20	Serbia	4,000,000			4,066,400
7.25%, 9/28/21	Serbia	200,000			224,126
Government of Sri Lanka,
A, 6.40%, 8/01/16	Sri Lanka	19,500,000		LKR	132,307
B, 6.40%, 10/01/16	Sri Lanka	16,000,000		LKR	107,913
B, 8.50%, 7/15/18	Sri Lanka	15,280,000		LKR	98,192
C, 8.50%, 4/01/18	Sri Lanka	8,070,000		LKR	52,320
D, 8.50%, 6/01/18	Sri Lanka	54,050,000		LKR	348,419
Government of the Philippines, senior note,
1.625%, 4/25/16	Philippines	155,000,000		PHP	3,373,805
2.875%, 5/22/17	Philippines	77,000,000		PHP	1,685,074
[g] Government of Ukraine, 144A,
7.75%, 9/01/22	Ukraine	500,000			461,063
7.75%, 9/01/23	Ukraine	969,000			880,264
7.75%, 9/01/24	Ukraine	969,000			870,821
7.75%, 9/01/25	Ukraine	969,000			862,362
7.75%, 9/01/26	Ukraine	969,000			859,721
7.75%, 9/01/27	Ukraine	969,000			856,984
[a,n] VRI, GDP Linked Securities, 5/31/40	Ukraine	1,952,000			649,928
[o] Government of Uruguay, senior bond, Index Linked, 4.375%, 12/15/28	Uruguay	188,529,929		UYU	5,511,627
Nota Do Tesouro Nacional,
10.00%, 1/01/17	Brazil	7,500	[p]	BRL	2,030,770
10.00%, 1/01/21	Brazil	5,000	[p]	BRL	1,219,191
10.00%, 1/01/23	Brazil	4,000	[p]	BRL	934,512
[q] Index Linked, 6.00%, 8/15/16	Brazil	1,604	[p]	BRL	1,260,626
[q] Index Linked, 6.00%, 8/15/18	Brazil	5,525	[p]	BRL	4,338,142
[q] Index Linked, 6.00%, 5/15/23	Brazil	3,350	[p]	BRL	2,567,825
Uruguay Notas del Tesoro,
7, 13.25%, 4/08/18	Uruguay	87,300,000		UYU	2,652,113
[o] 18, Index Linked, 2.25%, 8/23/17	Uruguay	29,584,915		UYU	900,613
Total Foreign Government and Agency Securities (Cost $108,272,582)					93,829,328
U.S. Government and Agency Securities 4.2%
U.S. Treasury Bond,
7.875%, 2/15/21	United States	900,000			1,181,953
6.50%, 11/15/26	United States	2,400,000			3,486,187
U.S. Treasury Note,
4.625%, 2/15/17	United States	600,000			620,918
3.75%, 11/15/18	United States	7,000,000			7,540,316
2.75%, 2/15/24	United States	4,000,000			4,333,516
2.50%, 5/15/24	United States	6,000,000			6,383,670
2.375%, 8/15/24	United States	3,500,000			3,688,195
[o] Index Linked, 2.125%, 1/15/19	United States	772,392			834,284
[o] Index Linked, 0.625%, 7/15/21	United States	1,681,777			1,767,279
Total U.S. Government and Agency Securities (Cost $28,917,486)					29,836,318
Asset-Backed Securities and Commercial Mortgage-Backed
Securities 7.4%
Banks 3.5%
Banc of America Commercial Mortgage Trust, 2006-4, AJ, 5.695%, 7/10/46	United States	1,807,000			1,768,939

Franklin Templeton Variable Insurance Products Trust

Consolidated Statement of Investments, March 31, 2016 (unaudited) (continued)

[l] Bear Stearns Adjustable Rate Mortgage Trust, 2004-4, A6, FRN, 2.827%, 6/25/34	United States	1,697,259	1,701,603
Bear Stearns Commercial Mortgage Securities Inc.,
[l] 2006-PW11, AJ, FRN, 5.557%, 3/11/39	United States	1,000,000	975,368
[l] 2006-PW12, AJ, FRN, 5.973%, 9/11/38	United States	1,440,000	1,432,951
2006-PW13, AJ, 5.611%, 9/11/41	United States	3,710,000	3,694,126
Citigroup Commercial Mortgage Trust,
2006-C5, AJ, 5.482%, 10/15/49	United States	1,667,000	1,494,653
[l] 2007-C6, AM, FRN, 5.899%, 6/10/17	United States	2,500,000	2,528,123
2015-GC27, A5, 3.137%, 2/10/48	United States	610,000	623,126
[l] Citigroup/Deutsche Bank Commercial Mortgage Trust, 2006-CD3, AJ, FRN, 5.688%,
10/15/48	United States	2,700,000	1,580,747
Countrywide Asset-Backed Certificates, 2005-11, AF4, 5.21%, 3/25/34	United States	1,275,000	1,276,360
CSAIL Commercial Mortgage Trust, 2015-C1, A4, 3.505%, 4/15/50	United States	915,000	966,324
Greenwich Capital Commercial Funding Corp.,
[l] 2006-GG7, AJ, FRN, 6.129%, 7/10/38	United States	2,260,000	2,012,896
2007-GG9, AM, 5.475%, 3/10/39	United States	1,030,000	1,045,998
JP Morgan Chase Commercial Mortgage Securities Trust,
2006-CB17, AM, 5.464%, 12/12/43	United States	760,000	736,255
[l] 2006-LDP7, AJ, FRN, 6.147%, 4/17/45	United States	635,000	482,111
JPMBB Commercial Mortgage Securities Trust, 2015 C-28, A4, 3.227%, 10/15/48	United States	550,000	567,237
[l] Merrill Lynch Mortgage Investors Trust, 2005-A6, 2A3, FRN, 0.813%, 8/25/35	United States	267,411	241,595
[l] Morgan Stanley Capital I Trust, 2006-HQ8, AJ, FRN, 5.59%, 3/12/44	United States	94,199	94,009
Wells Fargo Commercial Mortgage Trust, 2014-LC16, A4, 3.548%, 8/15/50	United States	220,000	233,112
Wells Fargo Mortgage Backed Securities Trust,
[l] 2004-W, A9, FRN, 2.753%, 11/25/34	United States	935,434	946,260
2007-3, 3A1, 5.50%, 4/25/37	United States	224,574	227,708
			24,629,501
Diversified Financials 3.9%
[g,l] ARES CLO XII Ltd., 2007-12A, B, 144A, FRN, 1.629%, 11/25/20	United States	1,380,000	1,360,100
[g,l] Atrium CDO Corp., 10A, C, 144A, FRN, 3.22%, 7/16/25	United States	1,400,000	1,359,148
[g,l] Atrium XI, 11A, C, 144A, FRN, 3.819%, 10/23/25	Cayman Islands	1,820,000	1,823,294
Banc of America Commercial Mortgage Trust, 2015-UBS7,
A3, 3.441%, 9/15/48	United States	1,050,000	1,104,522
A4, 3.705%, 9/15/48	United States	1,170,000	1,253,717
[g,l] BCAP LLC Trust, 2009-RR1, 2A2, 144A, FRN, 2.801%, 5/26/35	United States	440,000	405,592
[g,l] Catamaran CLO Ltd., 2013-1A, C, 144A, FRN, 3.221%, 1/27/25	United States	1,130,000	1,066,833
[g,l] Cent CDO Ltd., 2007-15A, A2B, 144A, FRN, 0.975%, 3/11/21	United States	1,251,000	1,197,820
[g,l] Cent CLO LP, 2013-17A, D, 144A, FRN, 3.616%, 1/30/25	United States	784,314	763,985
[g,l] CIFC Funding Ltd., 2007-3A, A1J, 144A, FRN, 1.019%, 7/26/21	United States	960,000	945,763
[g,l] ColumbusNova CLO Ltd., 2007-2A, A2, 144A, FRN, 1.622%, 10/15/21	United States	860,000	848,915
[g] Core Industrial Trust, 2015-CALW, A, 144A, 3.04%, 2/10/34	United States	2,410,000	2,478,316
[g,l] CT CDO IV Ltd., 2006-4A, A1, 144A, FRN, 0.742%, 10/20/43	United States	267,296	266,749
[g,l] Cumberland Park CDO Ltd., 2015-2A, B, 144A, FRN, 2.724%, 7/20/26	United States	1,080,000	1,032,134
[g,l] Cumberland Park CLO Ltd., 2015-2A, C, 144A, FRN, 3.474%, 7/20/26	United States	190,000	185,098
[g,l] Eaton Vance CDO Ltd., 2014-1A,
B, 144A, FRN, 2.672%, 7/15/26	United States	426,000	405,556
C, 144A, FRN, 3.622%, 7/15/26	United States	167,100	162,602
[g,l] Eleven Madison Trust Mortgage Trust, 2015-11MD, A, 144A, FRN, 3.673%, 9/10/35	United States	1,350,000	1,440,993
[l] FHLMC Structured Agency Credit Risk Debt Notes,
2014-DN1, M2, FRN, 2.633%, 2/25/24	United States	1,500,000	1,498,669
2014-HQ2, M2, FRN, 2.633%, 9/25/24	United States	1,000,000	988,316
2015-HQ1, M2, FRN, 2.633%, 3/25/25	United States	1,000,000	1,004,029
[g] G-Force LLC, 2005-RRA, C, 144A, 5.20%, 8/22/36	United States	2,000,000	1,935,420
[l] Impac Secured Assets Trust, 2007-2, FRN, 0.683%, 4/25/37	United States	267,931	248,948
[g,l] Invitation Homes Trust, 2015-SFR1, A, 144A, FRN, 1.891%, 3/17/32	United States	1,443,976	1,428,971
[l] MortgageIT Trust, 2004-1, A2, FRN, 1.333%, 11/25/34	United States	334,622	316,885
[g,l] Newcastle CDO Ltd., 2004-5A, 1, 144A, FRN, 0.968%, 12/24/39	United States	17,661	17,612
[l] Opteum Mortgage Acceptance Corp. Trust, 2005-4, 1APT, FRN, 0.743%, 11/25/35	United States	535,400	501,067
[l] Structured Asset Securities Corp., 2005-2XS, 2A2, FRN, 1.939%, 2/25/35	United States	310,669	296,827
[l] Thornburg Mortgage Securities Trust, 2005-1, A3, FRN, 2.527%, 4/25/45	United States	268,554	264,960
[g,l] Voya CLO Ltd.,
2013-1A, B, 144A, FRN, 3.522%, 4/15/24	United States	270,000	269,749
2013-2A, B, 144A, FRN, 3.299%, 4/25/25	United States	1,080,000	1,049,890
			27,922,480

Franklin Templeton Variable Insurance Products Trust

Consolidated Statement of Investments, March 31, 2016 (unaudited) (continued)

Total Asset-Backed Securities and Commercial Mortgage-Backed Securities (Cost $52,489,980)			52,551,981
Mortgage-Backed Securities 6.0%
[l] Federal Home Loan Mortgage Corp. (FHLMC) Adjustable Rate 0.0%†
FHLMC, 2.688%, 1/01/33	United States	48,848	50,942
Federal Home Loan Mortgage Corp. (FHLMC) Fixed Rate 1.3%
FHLMC Gold 15 Year, 5.50%, 7/01/17 - 7/01/19	United States	50,000	52,079
FHLMC Gold 15 Year, 6.00%, 5/01/17	United States	1,440	1,462
FHLMC Gold 15 Year, 6.50%, 5/01/16	United States	4	4
[j] FHLMC Gold 30 Year, 3.50%, 4/01/46	United States	5,348,000	5,600,672
[j] FHLMC Gold 30 Year, 4.00%, 4/01/46	United States	2,235,000	2,386,081
FHLMC Gold 30 Year, 5.00%, 4/01/34 - 8/01/35	United States	340,031	376,119
FHLMC Gold 30 Year, 5.50%, 3/01/33 - 1/01/35	United States	269,106	301,809
FHLMC Gold 30 Year, 6.00%, 4/01/33 - 2/01/36	United States	262,518	300,032
FHLMC Gold 30 Year, 6.50%, 11/01/27 - 6/01/36	United States	48,859	55,849
FHLMC Gold 30 Year, 7.00%, 9/01/21 - 4/01/30	United States	24,169	26,983
FHLMC Gold 30 Year, 7.50%, 8/01/30 - 7/01/31	United States	1,118	1,196
			9,102,286
[l] Federal National Mortgage Association (FNMA) Adjustable Rate 0.0%†
FNMA, 2.455% - 2.524%, 4/01/20 - 12/01/34	United States	167,715	175,422
Federal National Mortgage Association (FNMA) Fixed Rate 2.9%
FNMA 15 Year, 2.50%, 7/01/22 - 6/01/27	United States	485,671	501,030
FNMA 15 Year, 4.50%, 6/01/19 - 3/01/20	United States	78,363	81,244
FNMA 15 Year, 5.00%, 10/01/17 - 6/01/18	United States	44,475	46,001
FNMA 15 Year, 5.50%, 1/01/17 - 11/01/18	United States	215,453	220,894
FNMA 15 Year, 6.00%, 7/01/16	United States	144	144
[j] FNMA 30 Year, 3.50%, 4/01/46	United States	7,927,000	8,313,906
[j] FNMA 30 Year, 4.00%, 4/01/46	United States	9,000,000	9,619,494
[j] FNMA 30 Year, 4.50%, 4/01/46	United States	1,320,000	1,436,460
FNMA 30 Year, 5.00%, 4/01/30	United States	96,048	106,234
FNMA 30 Year, 6.50%, 6/01/28 - 10/01/37	United States	261,185	303,291
			20,628,698
Government National Mortgage Association (GNMA) Fixed Rate 1.8%
GNMA I SF 30 Year, 5.00%, 11/15/33 - 7/15/34	United States	343,860	385,068
GNMA I SF 30 Year, 6.50%, 2/15/32	United States	2,069	2,373
GNMA I SF 30 Year, 7.00%, 10/15/28 - 6/15/32	United States	18,624	19,204
GNMA I SF 30 Year, 7.50%, 9/15/30	United States	1,457	1,749
[j] GNMA II SF 30 Year, 3.00%, 4/01/46	United States	2,000,000	2,072,969
[j] GNMA II SF 30 Year, 3.50%, 4/01/46	United States	9,070,000	9,589,399
GNMA II SF 30 Year, 5.00%, 9/20/33 - 11/20/33	United States	101,963	113,043
GNMA II SF 30 Year, 6.00%, 11/20/34	United States	118,542	138,997
GNMA II SF 30 Year, 6.50%, 4/20/31 - 2/20/34	United States	55,901	66,369
GNMA II SF 30 Year, 7.50%, 1/20/28 - 4/20/32	United States	12,846	14,971
			12,404,142
Total Mortgage-Backed Securities (Cost $41,973,851)			42,361,841
Municipal Bonds 1.5%
Illinois State GO, Build America Bonds, 7.35%, 7/01/35	United States	1,000,000	1,093,560
New York City HDC Capital Fund Grant Program Revenue, New York City Housing
Authority Program, Series B1, 5.00%, 7/01/33	United States	500,000	580,845
New York City Municipal Water Finance Authority Water and Sewer System Revenue,
Second General Resolution, Fiscal 2014, Refunding, Series BB, 5.00%, 6/15/46	United States	2,430,000	2,824,195
Port Authority of New York and New Jersey Revenue, Consolidated, One Hundred
Ninety-First Series, 4.823%, 6/01/45	United States	2,415,000	2,549,008
Puerto Rico Electric Power Authority Power Revenue,
Series A, 6.75%, 7/01/36	United States	3,465,000	2,156,962
Series XX, 5.25%, 7/01/40	United States	165,000	102,713
Puerto Rico Sales Tax FICO Sales Tax Revenue, first subordinate, Series A,
5.75%, 8/01/37	United States	500,000	210,000
6.50%, 8/01/44	United States	2,375,000	1,021,250
Total Municipal Bonds (Cost $12,440,846)			10,538,533
		Shares
Escrows and Litigation Trusts 0.0%†

Franklin Templeton Variable Insurance Products Trust
Consolidated Statement of Investments, March 31, 2016 (unaudited) (continued)
Materials 0.0%†
[a,e] Comfort Co. Inc., Escrow Account	United States	13,427	6,571
[a,e] NewPage Corp., Litigation Trust	United States	2,500,000	—
Total Escrows and Litigation Trusts (Cost $—)			6,571
Total Investments before Short Term Investments (Cost $726,487,920)			671,739,888
Short Term Investments (Cost $73,127,760) 10.3%
Money Market Funds 10.3%
[a,f] Institutional Fiduciary Trust Money Market Portfolio	United States	73,127,760	73,127,760
Total Investments (Cost $799,615,680) 104.8%			745,047,640
Other Assets, less Liabilities (4.8)%			(34,040,163)
Net Assets 100.0%			$711,007,477

† Rounds to less than 0.1% of net assets.
* The principal amount is stated in U.S. dollars unless otherwise indicated.
a Non-income producing.
b The security is owned by FT Holdings Corporation III, a wholly-owned subsidiary of the Fund. See Note 12.
c At March 31, 2016, pursuant to the Fund's policies and the requirements of applicable securities law, the Fund is restricted from trading these securities at period end.
d See Note 7 regarding restricted securities.
e Security has been deemed illiquid because it may not be able to be sold within seven days. At March 31, 2016, the aggregate value of these securities was $1,458,612, representing 0.21% of net assets.
f See Note 11 regarding investments in affiliated management investment companies.
g Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Trust's Board of Trustees. At
March 31, 2016, the aggregate value of these securities was $146,213,329, representing 20.56% of net assets.
h Perpetual security with no stated maturity date.
i Defaulted security or security for which income has been deemed uncollectible.
j A portion or all of the security purchased on a when-issued, delayed delivery or to-be-announced (TBA) basis.
k Income may be received in additional securities and/or cash.
l The coupon rate shown represents the rate at period end.
m Principal amount is stated in 100 Mexican Peso Units.
n The principal represents the notional amount. See Note 3 regarding value recovery instruments.
o Principal amount of security is adjusted for inflation.
p Principal amount is stated in 1,000 Brazilian Real Units.
q Redemption price at maturity is adjusted for inflation.

At March 31, 2016, the Fund had the following forward exchange contracts outstanding. See Note 3.

Forward Exchange Contracts

					Contract	Settlement	Unrealized	Unrealized
Currency	Counterparty[a]		Type	Quantity	Amount	Date	Appreciation	Depreciation
OTC Forw ard Exchange Contracts
British Pound	DBAB	Sell		687,472	$1,061,732	4/28/16	$73,750	$-
Chilean Peso	CITI	Buy		377,668,000	544,975	4/28/16	17,374	-
Chilean Peso	JPHQ	Buy		1,598,650,000	2,308,020	4/28/16	72,378	-

Franklin Templeton Variable Insurance Products Trust

Consolidated Statement of Investments, March 31, 2016 (unaudited) (continued)
Euro	BZWS	Buy	2,057,430	2,240,078	4/28/16	103,723	-
Euro	BZWS	Sell	4,318,741	4,959,426	4/28/16	39,564	-
Euro	CITI	Sell	1,058,200	1,214,297	4/28/16	8,807	-
Euro	DBAB	Buy	2,642,570	2,877,151	4/28/16	133,236	-
Euro	DBAB	Sell	2,642,570	3,034,992	4/28/16	24,605	-
Euro	GSCO	Sell	369,000	423,557	4/28/16	3,196	-
Euro	JPHQ	Sell	6,561,135	7,535,070	4/28/16	60,698	-
Japanese Yen	BZWS	Sell	60,047,000	505,531	4/28/16	-	(28,467)
Japanese Yen	CITI	Sell	31,757,000	267,211	4/28/16	-	(15,204)
Japanese Yen	DBAB	Sell	27,184,000	228,802	4/28/16	-	(12,945)
Japanese Yen	HSBC	Sell	147,626,000	1,242,884	4/28/16	-	(69,954)
Japanese Yen	JPHQ	Sell	366,653,000	3,086,435	4/28/16	-	(174,210)
Euro	CITI	Sell	1,073,000	1,182,317	6/16/16	-	(42,014)
Euro	JPHQ	Sell	1,861,591	2,051,334	6/16/16	-	(72,807)
Indian Rupee	DBAB	Buy	96,375,000	1,402,226	6/16/16	35,569	-
Japanese Yen	DBAB	Sell	1,175,702,500	9,731,025	6/16/16	-	(739,554)
Japanese Yen	JPHQ	Sell	425,150,000	3,518,434	6/16/16	-	(267,869)
Japanese Yen	MSCO	Sell	12,500,000	103,448	6/16/16	-	(7,875)
Australian Dollar	DBAB	Sell	8,308,345	5,802,542	8/18/16	-	(527,498)
Chilean Peso	BZWS	Buy	477,650,000	647,705	8/18/16	56,080	-
Chilean Peso	DBAB	Buy	454,000,000	623,416	8/18/16	45,522	-
Chilean Peso	JPHQ	Buy	234,301,000	323,085	8/18/16	22,142	-
Chilean Peso	MSCO	Buy	220,380,000	303,805	8/18/16	20,910	-
Euro	BZWS	Sell	299,944	334,112	8/18/16	-	(8,884)
Euro	DBAB	Sell	3,531,984	4,031,451	8/18/16	-	(7,494)
Euro	HSBC	Sell	142,717	162,622	8/18/16	-	(580)
Euro	JPHQ	Sell	7,087,804	7,848,994	8/18/16	-	(256,152)
Indian Rupee	CITI	Buy	4,537,000	65,849	8/18/16	1,158	-
Indian Rupee	DBAB	Buy	301,181,000	4,393,596	8/18/16	54,565	-
Indian Rupee	HSBC	Buy	144,338,000	2,094,283	8/18/16	37,454	-
Japanese Yen	BZWS	Sell	136,513,000	1,164,191	8/18/16	-	(54,342)
Japanese Yen	CITI	Sell	127,820,000	1,090,170	8/18/16	-	(50,768)
Japanese Yen	DBAB	Buy	1,324,000,000	11,733,532	8/18/16	84,662	-
Japanese Yen	DBAB	Sell	2,059,291,000	18,221,995	8/18/16	88,442	(247,944)
Japanese Yen	GSCO	Sell	42,760,000	364,691	8/18/16	-	(16,990)
Japanese Yen	HSBC	Sell	413,980,000	3,603,788	8/18/16	7,055	(98,506)
Japanese Yen	JPHQ	Sell	566,799,000	5,016,492	8/18/16	17,081	(59,909)
Australian Dollar	DBAB	Sell	1,950,000	1,403,025	10/20/16	-	(78,701)
Euro	DBAB	Sell	600,000	674,250	10/20/16	-	(13,477)

Total Forw ard Exchange Contracts	$1,007,971	$(2,852,144)
Net unrealized appreciation (depreciation)		$(1,844,173)

[a] May be comprised of multiple contracts with the same counterparty, currency and settlement date.

Franklin Templeton Variable Insurance Products Trust

Consolidated Statement of Investments, March 31, 2016 (unaudited) (continued)

At March 31, 2016, the Fund had the following credit default swap contracts outstanding. See Note 3.

Credit Default Swap Contracts
					Unamortized
	Periodic				Upfront
	Payment	Counterpartya/	Notional		Payments	Unrealized	Unrealized
Description	Rate	Exchange	Amount[b]	Expiration Date	(Receipts)	Appreciation	Depreciation	Value	Rating[c]
OTC Sw ap Contracts
Contracts to Sell Protection[d]
Traded Index
MCDX.NA.25	1.00%	GSCO	$10,000,000	12/20/20	$(20,914)	$64,196	$ -	$43,282	Non Investment
									Grade
Net unrealized appreciation (depreciation)						$64,196

aPosting of collateral is required by either the Fund or the applicable counterparty if the total net exposure of all OTC derivatives with the applicable counterparty exceeds the minimum transfer amount, which typically ranges from $100,000 to $250,000, and can vary depending on the counterparty and the type of the agreement. At March 31, 2016, no collateral had been exchanged with the counterparties.
bFor contracts to sell protection, the notional amount is equal to the maximum potential amount of the future payments and no recourse provisions have been entered into in association with the contracts.
cBased on internal ratings for index swaps. Internal ratings based on mapping into equivalent ratings from external vendors.
dThe fund enters contracts to sell protection to create a long credit position. Performance triggers include failure to pay or bankruptcy of the underlying securities for traded index swaps.

ABBREVIATIONS

Counterparty

BZWS	Barclays Bank PLC
CITI	Citigroup, Inc.
DBAB	Deutsche Bank AG
GSCO	The Goldman Sachs Group, Inc.
HSBC	HSBC Bank USA, N.A.
JPHQ	JP Morgan Chase & Co.
MSCO	Morgan Stanley

Currency

BRL	Brazilian Real
EUR	Euro
GBP	British Pound
IDR	Indonesian Rupiah
LKR	Sri Lankan Rupee
MXN	Mexican Peso
MYR	Malaysian Ringgit
PHP	Philippine Peso
PLN	Polish Zloty
UYU	Uruguayan Peso

Selected Portfolio

CDO	Collateralized Debt Obligation
CLO	Collateralized Loan Obligation
ETF	Exchange Traded Fund
FICO	Financing Corp.
FRN	Floating Rate Note
GDP	Gross Domestic Product
GO	General Obligation
HDC	Housing Development Corp.
PIK	Payment-In-Kind
SF	Single Family
VRI	Value Recovery Instruments

Franklin Templeton Variable Insurance Products Trust

Statement of Investments, March 31, 2016 (unaudited)

Franklin U.S. Government Securities VIP Fund	Principal Amount*	Value
Foreign Government and Agency Securities (Cost $1,734,748) 0.1%
[a] International Bank for Reconstruction and Development, Principal Strip, 7/15/17
(Supranational)	1,761,000	$1,734,746
Mortgage-Backed Securities 78.7%
[b] Federal Home Loan Mortgage Corp. (FHLMC) Adjustable Rate 5.2%
FHLMC, 1.732% - 2.462%, 12/01/16 - 6/01/42	12,197,193	12,825,286
FHLMC, 2.466% - 2.472%, 6/01/22 - 6/01/37	9,679,641	10,225,795
FHLMC, 2.472% - 2.473%, 10/01/23 - 6/01/36	9,585,141	10,143,674
FHLMC, 2.473% - 2.546%, 12/01/18 - 7/01/40	13,328,757	14,081,908
FHLMC, 2.547% - 2.63%, 10/01/22 - 8/01/40	5,940,881	6,274,067
FHLMC, 2.635% - 2.647%, 2/01/33 - 4/01/40	12,701,139	13,411,128
FHLMC, 2.648% - 6.14%, 1/01/23 - 8/01/41	6,550,001	6,898,814
		73,860,672
Federal Home Loan Mortgage Corp. (FHLMC) Fixed Rate 3.4%
FHLMC Gold 15 Year, 4.50%, 3/01/25 - 4/01/25	1,965,582	2,097,717
FHLMC Gold 30 Year, 3.00%, 5/01/43	595,139	610,763
FHLMC Gold 30 Year, 3.50%, 3/01/32 - 5/01/43	6,181,994	6,536,428
FHLMC Gold 30 Year, 3.50%, 9/01/45	9,687,405	10,155,460
FHLMC Gold 30 Year, 4.00%, 9/01/40 - 12/01/41	10,366,279	11,098,560
FHLMC Gold 30 Year, 4.50%, 5/01/40 - 7/01/41	4,360,442	4,748,624
FHLMC Gold 30 Year, 5.00%, 9/01/33 - 4/01/40	6,500,246	7,183,433
FHLMC Gold 30 Year, 5.50%, 7/01/33 - 5/01/38	2,085,896	2,350,052
FHLMC Gold 30 Year, 6.00%, 1/01/24 - 8/01/35	1,388,325	1,587,704
FHLMC Gold 30 Year, 6.50%, 12/01/23 - 5/01/35	666,618	760,763
FHLMC Gold 30 Year, 7.00%, 4/01/24 - 6/01/32	261,405	294,767
FHLMC Gold 30 Year, 7.50%, 12/01/22 - 5/01/24	4,938	5,204
FHLMC Gold 30 Year, 8.00%, 9/01/21 - 5/01/22	5,211	5,947
FHLMC Gold 30 Year, 8.50%, 10/01/21 - 7/01/31	446,864	557,655
FHLMC PC 30 Year, 8.00%, 1/01/17 - 5/01/17	1,147	1,149
FHLMC PC 30 Year, 8.50%, 9/01/20	254	257
		47,994,483
[b] Federal National Mortgage Association (FNMA) Adjustable Rate 6.8%
FNMA, 1.55% - 2.35%, 12/01/16 - 10/01/44	10,012,052	10,495,332
FNMA, 2.353% - 2.378%, 10/01/19 - 1/01/40	6,678,953	7,012,607
FNMA, 2.38% - 2.41%, 3/01/17 - 12/01/38	10,539,282	11,098,029
FNMA, 2.415% - 2.447%, 7/01/23 - 7/01/38	11,021,262	11,643,904
FNMA, 2.449% - 2.484%, 8/01/26 - 10/01/37	10,447,880	10,989,088
FNMA, 2.486% - 2.679%, 9/01/18 - 12/01/40	12,263,917	12,876,999
FNMA, 2.687%, 9/01/37	27,860,204	29,368,634
FNMA, 2.688% - 7.22%, 8/01/18 - 3/01/47	2,426,907	2,510,339
		95,994,932
Federal National Mortgage Association (FNMA) Fixed Rate 8.4%
FNMA 15 Year, 2.64%, 7/01/25	2,500,000	2,561,481
FNMA 15 Year, 2.77%, 4/01/25	3,500,000	3,620,518
FNMA 15 Year, 2.99%, 11/01/24	3,000,000	3,152,758
FNMA 15 Year, 3.14%, 10/01/25	4,000,000	4,206,564
FNMA 15 Year, 3.28%, 7/01/27	4,000,000	4,188,857
FNMA 15 Year, 3.51%, 8/01/23	3,000,000	3,261,866
FNMA 15 Year, 5.50%, 6/01/16 - 1/01/25	2,130,075	2,328,704
FNMA 15 Year, 6.00%, 8/01/17 - 9/01/17	47,537	48,300
FNMA 30 Year, 3.00%, 12/01/42	281,686	289,354
FNMA 30 Year, 3.50%, 7/01/45	47,236,902	49,576,411
FNMA 30 Year, 4.00%, 1/01/41 - 8/01/41	12,187,852	13,069,983
FNMA 30 Year, 4.50%, 8/01/40 - 6/01/41	12,088,183	13,195,810
FNMA 30 Year, 5.00%, 3/01/34 - 7/01/41	8,178,404	9,069,474
FNMA 30 Year, 5.50%, 12/01/32 - 8/01/35	2,845,543	3,207,665
FNMA 30 Year, 6.00%, 1/01/24 - 8/01/38	3,627,464	4,140,582
FNMA 30 Year, 6.50%, 1/01/24 - 9/01/36	667,273	767,185
FNMA 30 Year, 7.50%, 4/01/23 - 8/01/25	21,767	22,752
FNMA 30 Year, 8.00%, 3/01/22 - 2/01/25	110,700	115,398

Quarterly Statement of Investments | See Notes to Statements of Investments.

Franklin Templeton Variable Insurance Products Trust

Statement of Investments, March 31, 2016 (unaudited) (continued)
FNMA 30 Year, 8.50%, 3/01/20 - 6/01/21	736	789
FNMA 30 Year, 9.00%, 10/01/26	95,163	110,364
FNMA GL 30 Year, 8.00%, 8/01/19	8,862	8,928
FNMA PL 30 Year, 5.50%, 4/01/34	1,559,443	1,730,237
		118,673,980
Government National Mortgage Association (GNMA) Fixed Rate 54.9%
GNMA I SF 30 Year, 3.00%, 7/15/42	671,517	699,489
GNMA I SF 30 Year, 4.50%, 1/15/39 - 2/15/40	12,734,210	13,939,852
GNMA I SF 30 Year, 4.50%, 3/15/40 - 4/15/41	12,095,238	13,247,579
GNMA I SF 30 Year, 4.50%, 4/15/41 - 6/15/41	2,014,602	2,218,268
GNMA I SF 30 Year, 5.00%, 6/15/30 - 8/15/39	11,289,595	12,580,391
GNMA I SF 30 Year, 5.00%, 8/15/39 - 1/15/40	11,602,117	12,995,612
GNMA I SF 30 Year, 5.00%, 2/15/40 - 5/15/40	12,293,202	13,792,704
GNMA I SF 30 Year, 5.00%, 5/15/40 - 9/15/40	2,399,352	2,681,019
GNMA I SF 30 Year, 5.50%, 12/15/28 - 10/15/39	8,834,099	10,027,809
GNMA I SF 30 Year, 6.00%, 11/15/23 - 11/15/38	4,721,599	5,394,827
GNMA I SF 30 Year, 6.50%, 5/15/23 - 9/15/38	2,352,741	2,716,525
GNMA I SF 30 Year, 7.00%, 9/15/22 - 1/15/32	638,124	682,543
GNMA I SF 30 Year, 7.50%, 2/15/17 - 8/15/33	673,516	790,264
GNMA I SF 30 Year, 8.00%, 3/15/17 - 5/15/24	175,305	182,114
GNMA I SF 30 Year, 8.50%, 6/15/22 - 12/15/24	61,011	63,994
GNMA I SF 30 Year, 9.00%, 6/15/16 - 5/15/20	12,036	12,091
GNMA I SF 30 Year, 9.50%, 8/15/16 - 12/15/20	42,777	43,854
GNMA I SF 30 Year, 10.00%, 11/15/17 - 8/15/21	23,305	24,147
GNMA II SF 30 Year, 3.00%, 12/20/42 - 2/20/45	4,102,172	4,258,593
GNMA II SF 30 Year, 3.00%, 9/20/45	14,596,397	15,152,239
GNMA II SF 30 Year, 3.50%, 12/20/40 - 7/20/42	3,784,185	4,012,506
GNMA II SF 30 Year, 3.50%, 8/20/42	11,700,502	12,406,928
GNMA II SF 30 Year, 3.50%, 9/20/42	33,309,479	35,320,577
GNMA II SF 30 Year, 3.50%, 10/20/42	10,147,535	10,760,211
GNMA II SF 30 Year, 3.50%, 11/20/42	19,849,503	21,047,964
GNMA II SF 30 Year, 3.50%, 12/20/42	14,801,863	15,695,562
GNMA II SF 30 Year, 3.50%, 1/20/43	24,842,743	26,342,688
GNMA II SF 30 Year, 3.50%, 3/20/43	9,263,079	9,820,952
GNMA II SF 30 Year, 3.50%, 4/20/43	11,761,849	12,469,309
GNMA II SF 30 Year, 3.50%, 5/20/43	20,966,963	22,226,171
GNMA II SF 30 Year, 3.50%, 6/20/43 - 8/20/43	10,059,011	10,662,838
GNMA II SF 30 Year, 3.50%, 2/20/46	32,094,794	33,982,535
GNMA II SF 30 Year, 3.50%, 3/20/46	161,647,531	171,155,262
GNMA II SF 30 Year, 4.00%, 11/20/39 - 1/20/41	13,055,538	14,080,916
GNMA II SF 30 Year, 4.00%, 2/20/41 - 9/20/41	8,298,631	8,945,824
GNMA II SF 30 Year, 4.00%, 11/20/41 - 12/20/41	12,954,607	13,954,782
GNMA II SF 30 Year, 4.00%, 2/20/44 - 7/20/45	10,123,968	10,868,481
GNMA II SF 30 Year, 4.00%, 10/20/45	14,667,540	15,712,216
GNMA II SF 30 Year, 4.00%, 11/20/45	1,297,620	1,390,197
GNMA II SF 30 Year, 4.00%, 1/20/46	76,291,817	81,767,649
GNMA II SF 30 Year, 4.00%, 2/20/46	22,430,484	24,040,434
GNMA II SF 30 Year, 4.00%, 3/20/46	9,060,000	9,722,348
GNMA II SF 30 Year, 4.50%, 10/20/39 - 4/20/41	9,008,479	9,808,273
GNMA II SF 30 Year, 4.50%, 5/20/41 - 6/20/41	10,291,484	11,205,127
GNMA II SF 30 Year, 4.50%, 7/20/41	6,271,969	6,828,782
GNMA II SF 30 Year, 4.50%, 9/20/41 - 10/20/41	11,698,510	12,737,274
GNMA II SF 30 Year, 4.50%, 3/20/42 - 2/20/44	10,537,956	11,411,928
GNMA II SF 30 Year, 4.50%, 10/20/44	5,952,731	6,397,164
GNMA II SF 30 Year, 5.00%, 9/20/33 - 6/20/40	9,626,393	10,672,601
GNMA II SF 30 Year, 5.00%, 8/20/41 - 6/20/44	12,230,568	13,559,379
GNMA II SF 30 Year, 5.50%, 5/20/34 - 6/20/38	7,525,517	8,465,122
GNMA II SF 30 Year, 6.00%, 11/20/23 - 7/20/39	4,688,110	5,411,071
GNMA II SF 30 Year, 6.50%, 12/20/27 - 4/20/34	682,475	801,392
GNMA II SF 30 Year, 7.00%, 5/20/32	12,004	14,935
GNMA II SF 30 Year, 7.50%, 11/20/17 - 5/20/33	128,424	146,344
GNMA II SF 30 Year, 8.00%, 8/20/26	7,986	9,835

Franklin Templeton Variable Insurance Products Trust

Statement of Investments, March 31, 2016 (unaudited) (continued)

GNMA II SF 30 Year, 9.50%, 4/20/25	2,420	2,432
		775,361,923
Total Mortgage-Backed Securities (Cost $1,098,737,235)		1,111,885,990
U.S. Government and Agency Securities 18.1%
Federal Agricultural Mortgage Corp.,
1.41%, 3/06/20	10,000,000	10,013,920
2.66%, 4/12/22	7,000,000	7,386,456
4.30%, 5/13/19	1,010,000	1,106,596
[c] Federal Agricultural Mortgage Corp. Guaranteed Trust 07-1, 144A, 5.125%, 4/19/17	13,000,000	13,576,069
FHLB,
2.625%, 9/12/25	20,000,000	20,775,460
4.75%, 12/16/16	17,000,000	17,504,577
5.25%, 6/05/17	9,000,000	9,479,619
FICO,
1P, Strip, 5/11/18	10,000,000	9,794,810
12, Strip, 6/06/18	4,627,000	4,511,922
13P, Strip, 12/27/18	2,500,000	2,431,325
15P, Strip, 3/07/19	1,798,000	1,739,630
16, Strip, 4/05/17	12,367,000	12,246,583
A-P, Strip, 2/08/18	1,000,000	983,672
B-P, Strip, 4/06/18	1,405,000	1,380,189
D-P, Strip, 9/26/19	7,605,000	7,293,492
E-P, Strip, 11/02/18	8,896,000	8,674,792
Israel Government Agency for International Development Bond,
5.50%, 9/18/23	12,000,000	14,805,276
7-Z, U.S. Government Guaranteed, Strip, 8/15/22	5,619,000	4,952,952
U.S. Government Guaranteed, Strip, 5/01/17	5,000,000	4,952,940
New Valley Generation IV, secured bond, 4.687%, 1/15/22	2,253,572	2,467,552
Overseas Private Investment Corp., A, zero cpn.,
2/19/18	682,174	715,892
11/15/20	2,575,000	3,072,881
Private Export Funding Corp.,
secured bond, 2.80%, 5/15/22	9,000,000	9,489,573
secured note, LL, 2.25%, 3/15/20	1,700,000	1,757,565
senior secured note, MM, 2.30%, 9/15/20	3,500,000	3,633,851
SBA,
[b] FRN, 3.375%, 3/25/18	151,915	152,499
PC, 1996-20L, 1, 6.70%, 12/01/16	36,811	37,511
PC, 1997-20G, 1, 6.85%, 7/01/17	43,868	45,012
PC, 1998-20I, 1, 6.00%, 9/01/18	195,556	204,117
Tunisia Government Agency for International Development Bonds, 1.686%, 7/16/19	7,000,000	7,143,500
TVA,
1.875%, 8/15/22	6,000,000	6,062,874
5.88%, 4/01/36	5,000,000	6,816,190
Strip, 11/01/18	2,644,000	2,566,504
Strip, 6/15/19	5,973,000	5,716,806
Strip, 6/15/20	6,138,000	5,711,464
[d] U.S. Treasury Bond, Index Linked, 2.00%, 1/15/26	13,129,641	15,393,309
U.S. Treasury Note,
0.875%, 11/30/16	2,500,000	2,506,055
1.25%, 1/31/19	10,000,000	10,114,650
1.75%, 10/31/18	3,000,000	3,073,125
[d] Index Linked, 0.125%, 4/15/19	10,110,265	10,333,075
Ukraine Government Agency for International Development Bonds, 1.844%, 5/16/19	5,000,000	5,086,900
Total U.S. Government and Agency Securities (Cost $249,992,550)		255,711,185

Franklin Templeton Variable Insurance Products Trust

Statement of Investments, March 31, 2016 (unaudited) (continued)
Total Investments before Short Term Investments (Cost $1,350,464,533)		1,369,331,921

Short Term Investments (Cost $40,340,686) 2.8%
Repurchase Agreements 2.8%
[e] Joint Repurchase Agreement, 0.281%, 4/01/16 (Maturity Value $40,341,001)	40,340,686	40,340,686
BNP Paribas Securities Corp. (Maturity Value $18,700,071)
Deutsche Bank Securities Inc. (Maturity Value $2,473,307)
HSBC Securities (USA) Inc. (Maturity Value $18,700,071)
Merrill Lynch, Pierce, Fenner & Smith Inc. (Maturity Value $467,552)
Collateralized by U.S. Government Agency Securities, 0.00% - 5.50%, 5/02/16 –
10/19/18; [f]U.S. Treasury Bill, 3/30/17; and U.S. Treasury Note, 0.875%, 4/30/17
(valued at $41,170,248)
Total Investments (Cost $1,390,805,219) 99.7%		1,409,672,607
Other Assets, less Liabilities 0.3%		3,966,501
Net Assets 100.0%		$1,413,639,108

* The principal amount is stated in U.S. dollars unless otherwise indicated.
a A supranational organization is an entity formed by two or more central governments through international treaties.
b The coupon rate shown represents the rate at period end.
c Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. This security has been deemed liquid under guidelines approved by the Trust's Board of Trustees. At
March 31, 2016, the value of this security was $13,576,069, representing 0.96% of net assets.
d Principal amount of security is adjusted for inflation.
e Investment is through participation in a joint account with other funds managed by the investment manager or an affiliate of the investment manager. At March 31, 2016, all repurchase agreements had been entered into on that date.
f The security is traded on a discount basis with no stated coupon rate.

ABBREVIATIONS
Selected Portfolio

FHLB	-	Federal Home Loan Bank
FICO	-	Financing Corp.
FRN	-	Floating Rate Note
GL	-	Government Loan
PC	-	Participation Certificate
PL	-	Project Loan
SBA	-	Small Business Administration
SF	-	Single Family
TVA	-	Tennessee Valley Authority

Franklin Templeton Variable Insurance Products Trust

Statement of Investments, March 31, 2016 (unaudited)

Franklin VolSmart Allocation VIP Fund	Shares	Value
Common Stocks 48.0%
Automobiles & Components 1.1%
Johnson Controls Inc.	20,500	$798,885

Capital Goods 9.5%
Carlisle Cos. Inc.	3,700	368,150
Donaldson Co. Inc.	7,900	252,089
Dover Corp.	11,400	733,362
General Dynamics Corp.	4,600	604,302
Honeywell International Inc.	9,800	1,098,090
Pentair PLC (United Kingdom)	15,200	824,752
Roper Technologies Inc.	7,600	1,389,052
United Technologies Corp.	9,300	930,930
W.W. Grainger Inc.	2,200	513,546
		6,714,273
Commercial & Professional Services 0.8%
Cintas Corp.	3,100	278,411
Matthews International Corp., A	5,400	277,938
		556,349
Consumer Durables & Apparel 1.0%
Leggett & Platt Inc.	2,500	121,000
NIKE Inc., B	9,400	577,818
		698,818
Consumer Services 1.2%
McDonald's Corp.	4,600	578,128
Yum! Brands Inc.	3,200	261,920
		840,048
Diversified Financials 0.2%
State Street Corp.	1,900	111,188

Energy 3.3%
Chevron Corp.	4,600	438,840
EOG Resources Inc.	1,800	130,644
Exxon Mobil Corp.	5,830	487,330
Occidental Petroleum Corp.	7,500	513,225
Schlumberger Ltd.	10,500	774,375
		2,344,414
Food & Staples Retailing 2.5%
CVS Health Corp.	5,500	570,515
Wal-Mart Stores Inc.	8,600	589,014
Walgreens Boots Alliance Inc.	7,400	623,376
		1,782,905
Food, Beverage & Tobacco 3.2%
Archer-Daniels-Midland Co.	16,800	610,008
Bunge Ltd.	10,500	595,035
McCormick & Co. Inc.	3,600	358,128
PepsiCo Inc.	6,800	696,864
		2,260,035
Health Care Equipment & Services 5.9%
Abbott Laboratories	11,700	489,411
Becton, Dickinson and Co.	6,500	986,830
DENTSPLY SIRONA Inc.	4,000	246,520
Medtronic PLC	13,000	975,000
Stryker Corp.	9,400	1,008,526
West Pharmaceutical Services Inc.	6,500	450,580
		4,156,867
Household & Personal Products 1.9%
Colgate-Palmolive Co.	8,200	579,330

Quarterly Statement of Investments | See Notes to Statements of Investments.

Franklin Templeton Variable Insurance Products Trust

Statement of Investments, March 31, 2016 (unaudited) (continued)

The Procter & Gamble Co.	9,000	740,790
		1,320,120
Insurance 0.7%
Aflac Inc.	3,100	195,734
Chubb Ltd.	601	71,609
Erie Indemnity Co., A	2,300	213,877
		481,220
Materials 5.4%
Air Products and Chemicals Inc.	7,400	1,065,970
Albemarle Corp.	15,600	997,308
Bemis Co. Inc.	3,200	165,696
Ecolab Inc.	3,700	412,624
Nucor Corp.	3,400	160,820
Praxair Inc.	9,000	1,030,050
		3,832,468
Media 0.5%
John Wiley & Sons Inc., A	7,400	361,786

Pharmaceuticals, Biotechnology & Life Sciences 2.6%
AbbVie Inc.	6,500	371,280
Johnson & Johnson	8,400	908,880
Perrigo Co. PLC	1,800	230,274
Pfizer Inc.	6,800	201,552
Roche Holding AG, ADR (Switzerland)	4,200	128,625
		1,840,611
Retailing 2.8%
The Gap Inc.	12,200	358,680
Ross Stores Inc.	10,800	625,320
Target Corp.	8,300	682,924
Tiffany & Co.	4,200	308,196
		1,975,120
Semiconductors & Semiconductor Equipment 1.9%
Linear Technology Corp.	10,300	458,968
QUALCOMM Inc.	5,100	260,814
Texas Instruments Inc.	11,500	660,330
		1,380,112
Software & Services 2.8%
Accenture PLC, A	7,700	888,580
Microsoft Corp.	19,600	1,082,508
		1,971,088
Transportation 0.7%
United Parcel Service Inc., B	4,800	506,256

Total Common Stocks (Cost $32,716,237)		33,932,563
[a] Investments in Underlying Funds 46.5%
Domestic Equity 11.9%
[b] Franklin DynaTech Fund, Class R6	177,994	8,394,185
Domestic Fixed Income 24.6%
Franklin Low Duration Total Return Fund, Class R6	885,077	8,664,902
Franklin Strategic Income Fund, Class R6	951,295	8,751,910
		17,416,812
Domestic Hybrid 10.0%
Franklin Income Fund, Class R6	3,382,792	7,103,863
Total Investments in Underlying Funds (Cost $33,815,523)		32,914,860

Franklin Templeton Variable Insurance Products Trust

Statement of Investments, March 31, 2016 (unaudited) (continued)

Total Investments before Short Term Investments (Cost $66,531,760)		66,847,423

Short Term Investments (Cost $3,790,527) 5.4%
Money Market Funds 5.4%
[a,b] Institutional Fiduciary Trust Money Market Portfolio	3,790,527	3,790,527
Total Investments (Cost $70,322,287) 99.9%		70,637,950
Other Assets, less Liabilities 0.1%		87,452
Net Assets 100.0%		$70,725,402

a See Note 10 regarding investments in Underlying Funds.
b Non-income producing.

At March 31, 2016, the Fund had the following total return swap contracts outstanding. See Note 3.

Total Return Swap Contracts

				Notional	Expiration	Unrealized	Unrealized
Underlying Instrument		Financing Rate	Counterparty	Value	Date	Appreciation	Depreciation
Dynamic VIX Backwardation (BEFSDVB1)		0.25%	BZWS	$12,120,000	5/12/16	$-	$(2,371)

ABBREVIATIONS
Counterparty
BZWS	Barclays Bank PLC
Selected Portfolio
ADR	American Depositary Receipt
VIX	Market Volatility Index

Franklin Templeton Variable Insurance Products Trust

Statement of Investments, March 31, 2016 (unaudited)

Templeton Developing Markets VIP Fund	Industry	Shares	Value
Common Stocks 84.2%
Argentina 0.3%
[a] Grupo Clarin SA, B, GDR, Reg S	Media	9,190	$167,717
MercadoLibre Inc.	Internet Software & Services	5,600	659,960
			827,677
Belgium 2.0%
Anheuser-Busch InBev NV	Beverages	45,479	5,655,487

Brazil 2.0%
BM&F BOVESPA SA	Diversified Financial Services	116,800	499,009
CETIP SA Mercados Organizados	Capital Markets	160,600	1,791,186
Duratex SA	Paper & Forest Products	168,900	355,169
[b] Duratex SA, BDR	Paper & Forest Products	6,678	7,364
M Dias Branco SA	Food Products	88,200	1,650,611
Mahle-Metal Leve SA Industria e Comercio	Auto Components	84,500	553,021
Totvs SA	Software	112,200	847,757
			5,704,117
Cambodia 1.1%
NagaCorp Ltd.	Hotels, Restaurants & Leisure	4,824,000	3,078,216

China 17.4%
[b] Baidu Inc., ADR	Internet Software & Services	36,735	7,011,977
Brilliance China Automotive Holdings Ltd.	Automobiles	8,909,300	9,222,438
China Life Insurance Co. Ltd., H	Insurance	855,000	2,109,573
China Mobile Ltd.	Wireless Telecommunication
	Services	550,500	6,131,372
China Petroleum and Chemical Corp., H	Oil, Gas & Consumable Fuels	8,024,000	5,275,307
COSCO Pacific Ltd.	Transportation Infrastructure	1,046,200	1,375,629
Dah Chong Hong Holdings Ltd.	Distributors	1,746,100	711,284
NetEase Inc., ADR	Internet Software & Services	25,403	3,647,363
Poly Culture Group Corp. Ltd., H	Media	229,200	538,331
Tencent Holdings Ltd.	Internet Software & Services	522,100	10,667,670
Uni-President China Holdings Ltd.	Food Products	3,563,300	2,838,752
			49,529,696
Hong Kong 3.7%
Dairy Farm International Holdings Ltd.	Food & Staples Retailing	454,133	2,742,963
MGM China Holdings Ltd.	Hotels, Restaurants & Leisure	2,612,800	3,981,166
Sands China Ltd.	Hotels, Restaurants & Leisure	936,000	3,806,816
			10,530,945
Hungary 0.8%
Richter Gedeon Nyrt	Pharmaceuticals	114,189	2,276,989

India 11.0%
Bajaj Holdings and Investment Ltd.	Diversified Financial Services	15,115	335,014
Biocon Ltd.	Biotechnology	545,046	3,976,273
Dr. Reddy's Laboratories Ltd.	Pharmaceuticals	84,890	3,888,886
Glenmark Pharmaceuticals Ltd.	Pharmaceuticals	87,248	1,046,963
ICICI Bank Ltd.	Banks	1,190,050	4,250,628
Infosys Ltd.	IT Services	183,099	3,366,833
Oil & Natural Gas Corp. Ltd.	Oil, Gas & Consumable Fuels	722,700	2,335,372
Reliance Industries Ltd.	Oil, Gas & Consumable Fuels	206,000	3,249,735
Tata Chemicals Ltd.	Chemicals	238,500	1,345,218
Tata Consultancy Services Ltd.	IT Services	169,940	6,464,415
[b] Tata Motors Ltd., A	Automobiles	230,200	1,001,859
			31,261,196
Indonesia 3.3%
Astra International Tbk PT	Automobiles	10,115,100	5,578,251
Bank Danamon Indonesia Tbk PT	Banks	5,707,000	1,649,610

Quarterly Statement of Investments | See Notes to Statements of Investments.

Franklin Templeton Variable Insurance Products Trust

Statement of Investments, March 31, 2016 (unaudited) (continued)

Semen Indonesia (Persero) Tbk PT	Construction Materials	2,764,700	2,139,796
			9,367,657
Mexico 0.5%
America Movil SAB de CV, L, ADR	Wireless Telecommunication
	Services	82,000	1,273,460
Nemak SAB de CV	Auto Components	169,100	243,112
[b] Telesites SAB de CV	Diversified Telecommunication
	Services	82,000	46,273
			1,562,845
Nigeria 0.0%†
Nigerian Breweries PLC	Beverages	167,352	89,974

Pakistan 0.9%
Habib Bank Ltd.	Banks	1,550,000	2,533,688

Peru 0.1%
[b] Compania de Minas Buenaventura SA, ADR	Metals & Mining	29,800	219,328

Philippines 0.4%
Bloomberry Resorts Corp.	Hotels, Restaurants & Leisure	9,073,300	1,017,253

Russia 1.5%
[a,b] Mail.ru Group Ltd., GDR, Reg S	Internet Software & Services	97,041	2,105,790
[b] Yandex NV, A	Internet Software & Services	150,078	2,299,195
			4,404,985
Singapore 0.1%
DBS Group Holdings Ltd.	Banks	24,700	281,940

South Africa 8.9%
Massmart Holdings Ltd.	Food & Staples Retailing	190,769	1,638,877
MTN Group Ltd.	Wireless Telecommunication
	Services	317,596	2,908,495
Naspers Ltd., N	Media	108,742	15,180,702
Remgro Ltd.	Diversified Financial Services	331,043	5,609,880
			25,337,954
South Korea 10.6%
Bukwang Pharmaceutical Co. Ltd.	Pharmaceuticals	257	6,427
Daelim Industrial Co. Ltd.	Construction & Engineering	38,487	3,054,057
Fila Korea Ltd.	Textiles, Apparel & Luxury Goods	33,470	2,781,582
Hankook Tire Co. Ltd.	Auto Components	21,600	1,025,774
Hanon Systems	Auto Components	151,421	1,216,111
Hyundai Development Co.	Construction & Engineering	113,940	4,570,471
iMarketkorea Inc.	Trading Companies & Distributors	70,490	1,166,100
Interpark Corp.	Internet & Catalog Retail	23,843	196,070
KT Skylife Co. Ltd.	Media	176,060	2,551,338
Samsung Electronics Co. Ltd.	Technology Hardware, Storage &
	Peripherals	8,008	9,171,854
SK Hynix Inc.	Semiconductors & Semiconductor
	Equipment	185,090	4,548,420
			30,288,204
Taiwan 9.9%
Catcher Technology Co. Ltd.	Technology Hardware, Storage &
	Peripherals	308,000	2,524,590
Hon Hai Precision Industry Co. Ltd.	Electronic Equipment, Instruments
	& Components	2,455,000	6,463,736
Largan Precision Co. Ltd.	Electronic Equipment, Instruments
	& Components	14,000	1,084,513
Pegatron Corp.	Technology Hardware, Storage &
	Peripherals	973,800	2,270,628

Franklin Templeton Variable Insurance Products Trust
Statement of Investments, March 31, 2016 (unaudited) (continued)
Taiwan Semiconductor Manufacturing Co. Ltd.	Semiconductors & Semiconductor
	Equipment	3,143,000	15,808,681
			28,152,148
Thailand 4.6%
Kasikornbank PCL, fgn.	Banks	604,100	3,009,323
Kiatnakin Bank PCL, fgn.	Banks	1,009,800	1,207,276
Land and Houses PCL, fgn.	Real Estate Management &
	Development	4,853,900	1,236,618
PTT Exploration and Production PCL, fgn.	Oil, Gas & Consumable Fuels	584,500	1,168,834
Siam Commercial Bank PCL, fgn.	Banks	306,400	1,229,786
Thai Beverage PCL, fgn.	Beverages	9,695,900	5,145,145
			12,996,982
United Kingdom 5.1%
Unilever PLC	Personal Products	318,597	14,432,899

Total Common Stocks (Cost $227,426,884)			239,550,180
Participatory Notes (Cost $968,712) 0.3%
Saudi Arabia 0.3%
[c] Deutsche Bank AG/London, Samba Financial Group, 144A, 9/27/16	Banks	143,055	778,147
Preferred Stocks 5.9%
Brazil 5.9%
Banco Bradesco SA, ADR, pfd.	Banks	1,152,500	8,586,126
Itau Unibanco Holding SA, ADR, pfd.	Banks	964,711	8,286,867
Total Preferred Stocks (Cost $14,824,477)			16,872,993
Total Investments before Short Term Investments (Cost $243,220,073)			257,201,320

Short Term Investments (Cost $27,309,898) 9.6%
Money Market Funds 9.6%
United States 9.6%
[b,d] Institutional Fiduciary Trust Money Market Portfolio		27,309,898	27,309,898
Total Investments (Cost $270,529,971) 100.0%			284,511,218
Other Assets, less Liabilities 0.0%†			35,551
Net Assets 100.0%			$284,546,769

† Rounds to less than 0.1% of net assets.
a Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States.
Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. These securities have been deemed liquid under guidelines approved by the Trust's Board of Trustees. At March 31, 2016, the aggregate value of these securities was $2,273,507, representing 0.80% of net assets.
b Non-income producing.
c Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. This security has been deemed liquid under guidelines approved by the Trust's Board of Trustees.
d See Note 11 regarding investments in affiliated management investment companies.

ABBREVIATIONS
Selected Portfolio

ADR - American Depositary Receipt
BDR - Brazilian Depositary Receipt
GDR - Global Depositary Receipt

Franklin Templeton Variable Insurance Products Trust

Statement of Investments, March 31, 2016 (unaudited)

Templeton Foreign VIP Fund	Country	Shares	Value
Common Stocks 95.6%
Aerospace & Defense 1.2%
BAE Systems PLC	United Kingdom	3,520,780	$25,752,148
Airlines 1.0%
[a] Deutsche Lufthansa AG	Germany	1,235,150	19,970,945
Auto Components 3.1%
Cie Generale des Etablissements Michelin, B	France	308,070	31,534,916
Hyundai Mobis Co. Ltd.	South Korea	121,198	26,344,746
Sumitomo Rubber Industries Ltd.	Japan	485,500	7,501,750
			65,381,412
Automobiles 3.7%
Hero Motocorp Ltd.	India	199,386	8,864,710
Hyundai Motor Co.	South Korea	102,386	13,630,433
Nissan Motor Co. Ltd.	Japan	4,424,800	40,947,436
[b] Toyota Motor Corp., ADR	Japan	136,317	14,493,223
			77,935,802
Banks 12.5%
Bangkok Bank PCL, fgn.	Thailand	3,061,900	15,862,960
Barclays PLC	United Kingdom	7,271,940	15,674,667
BNP Paribas SA	France	918,660	46,249,753
Hana Financial Group Inc.	South Korea	1,860,993	40,289,849
HSBC Holdings PLC	United Kingdom	4,106,000	25,618,336
ING Groep NV, IDR	Netherlands	928,374	11,232,952
[a] KB Financial Group Inc., ADR	South Korea	1,216,406	33,560,642
Societe Generale SA	France	400,690	14,813,654
Standard Chartered PLC	United Kingdom	2,939,781	19,962,712
UniCredit SpA	Italy	6,506,164	23,475,883
United Overseas Bank Ltd.	Singapore	1,007,200	14,105,584
			260,846,992
Beverages 0.8%
Suntory Beverage & Food Ltd.	Japan	386,100	17,393,283
Building Products 1.1%
Compagnie de Saint-Gobain	France	539,170	23,768,999
Capital Markets 2.0%
Credit Suisse Group AG	Switzerland	2,331,942	33,020,580
GAM Holding Ltd.	Switzerland	654,050	9,458,768
			42,479,348
Chemicals 0.8%
Johnson Matthey PLC	United Kingdom	420,711	16,589,174
Construction & Engineering 1.4%
Carillion PLC	United Kingdom	3,835,100	16,207,965
Sinopec Engineering Group Co. Ltd.	China	15,387,500	12,516,533
			28,724,498
Construction Materials 1.1%
CRH PLC	Ireland	829,830	23,453,276
Diversified Financial Services 0.9%
BM&F BOVESPA SA	Brazil	2,239,000	9,565,771
Deutsche Boerse AG	Germany	109,190	9,320,171
			18,885,942
Diversified Telecommunication Services 3.4%
China Telecom Corp. Ltd., H	China	53,618,357	28,338,964
Telefonica SA, ADR	Spain	2,390,332	26,604,395

Quarterly Statement of Investments | See Notes to Statements of Investments.

Franklin Templeton Variable Insurance Products Trust

Statement of Investments, March 31, 2016 (unaudited) (continued)

Telenor ASA	Norway	948,934	15,370,745
			70,314,104
Electrical Equipment 1.1%
ABB Ltd.	Switzerland	1,152,880	22,478,251

Electronic Equipment, Instruments & Components 1.0%
Kingboard Chemical Holdings Ltd.	Hong Kong	11,646,000	19,997,128

Energy Equipment & Services 7.0%
Ensign Energy Services Inc.	Canada	2,009,500	9,257,586
Petrofac Ltd.	United Kingdom	2,312,160	30,600,907
Precision Drilling Corp.	Canada	4,296,000	18,004,114
[a] SBM Offshore NV	Netherlands	2,879,260	36,640,413
[a] Subsea 7 SA	United Kingdom	2,173,050	16,469,072
Technip SA	France	618,280	34,280,014
			145,252,106
Food & Staples Retailing 2.9%
Metro AG	Germany	500,660	15,517,730
[a] Tesco PLC	United Kingdom	16,164,250	44,551,358
			60,069,088
Health Care Equipment & Supplies 0.8%
Getinge AB, B	Sweden	737,270	16,996,872

Health Care Providers & Services 1.7%
Shanghai Pharmaceuticals Holding Co. Ltd., H	China	6,579,500	13,061,716
Sinopharm Group Co.	China	5,173,200	23,240,671
			36,302,387
Household Durables 0.5%
Haier Electronics Group Co. Ltd.	China	5,826,000	10,108,859

Industrial Conglomerates 1.2%
Siemens AG	Germany	238,364	25,273,256

Insurance 7.4%
Aegon NV	Netherlands	4,546,720	25,017,420
Aviva PLC	United Kingdom	3,272,090	21,445,792
AXA SA	France	1,317,458	31,026,654
China Life Insurance Co. Ltd., H	China	5,057,000	12,477,325
Chubb Ltd.	United States	190,979	22,755,148
Muenchener Rueckversicherungs-Gesellschaft AG	Germany	69,590	14,158,934
NN Group NV	Netherlands	463,600	15,173,804
Swiss Re AG	Switzerland	133,120	12,312,717
			154,367,794
Life Sciences Tools & Services 1.3%
[a] MorphoSys AG	Germany	195,900	9,455,602
[a] QIAGEN NV	Netherlands	829,071	18,477,452
			27,933,054
Metals & Mining 5.3%
Barrick Gold Corp.	Canada	1,328,790	18,044,968
Glencore PLC	Switzerland	10,884,600	24,603,562
HudBay Minerals Inc.	Canada	2,956,000	10,839,767
POSCO	South Korea	139,987	26,823,871
Silver Wheaton Corp.	Canada	1,858,400	30,852,833
			111,165,001
Multiline Retail 1.4%
Marks & Spencer Group PLC	United Kingdom	4,863,720	28,389,992

Oil, Gas & Consumable Fuels 7.9%
BP PLC	United Kingdom	5,586,215	28,107,911
Eni SpA	Italy	1,349,435	20,428,726
Kunlun Energy Co. Ltd.	China	9,276,000	8,035,569
LUKOIL PJSC, ADR	Russia	160,535	6,166,952

Franklin Templeton Variable Insurance Products Trust

Statement of Investments, March 31, 2016 (unaudited) (continued)
PTT Exploration and Production PCL, fgn.	Thailand	4,120,100	8,239,027
Royal Dutch Shell PLC, A	United Kingdom	16,803	406,617
Royal Dutch Shell PLC, B	United Kingdom	1,292,553	31,575,778
Suncor Energy Inc.	Canada	922,000	25,691,414
[b] Total SA, B	France	781,006	35,612,543
			164,264,537
Pharmaceuticals 10.0%
Bayer AG	Germany	216,810	25,492,786
GlaxoSmithKline PLC	United Kingdom	1,330,855	27,003,634
Merck KGaA	Germany	238,710	19,919,182
Novartis AG	Switzerland	166,850	12,099,511
Roche Holding AG	Switzerland	144,650	35,622,593
Sanofi	France	455,845	36,766,815
Teva Pharmaceutical Industries Ltd., ADR	Israel	728,858	39,001,192
UCB SA	Belgium	164,360	12,579,446
			208,485,159
Semiconductors & Semiconductor Equipment 2.1%
GCL-Poly Energy Holdings Ltd.	China	141,417,000	23,334,484
Infineon Technologies AG	Germany	764,445	10,880,970
MediaTek Inc.	Taiwan	1,339,000	10,268,660
			44,484,114
Specialty Retail 0.9%
Kingfisher PLC	United Kingdom	3,400,246	18,406,141
Technology Hardware, Storage & Peripherals 5.1%
CANON Inc.	Japan	533,600	15,906,775
Konica Minolta Inc.	Japan	883,700	7,506,484
Samsung Electronics Co. Ltd.	South Korea	73,014	83,625,590
			107,038,849
Trading Companies & Distributors 1.8%
ITOCHU Corp.	Japan	1,944,700	23,949,125
Posco Daewoo Corp.	South Korea	764,796	14,421,106
			38,370,231
Wireless Telecommunication Services 3.2%
China Mobile Ltd.	China	1,370,500	15,264,388
SoftBank Group Corp.	Japan	691,900	32,988,897
Vodafone Group PLC, ADR	United Kingdom	562,353	18,023,413
			66,276,698
Total Common Stocks (Cost $2,124,204,643)			1,997,155,440
Short Term Investments 5.1%
Money Market Funds (Cost $84,679,832) 4.0%
[a,c] Institutional Fiduciary Trust Money Market Portfolio	United States	84,679,832	84,679,832
Investments from Cash Collateral Received for Loaned Securities (Cost
$22,466,650) 1.1%
Money Market Funds 1.1%
[a,c] Institutional Fiduciary Trust Money Market Portfolio	United States	22,466,650	22,466,650
Total Investments (Cost $2,231,351,125) 100.7%			2,104,301,922
Other Assets, less Liabilities (0.7)%			(15,468,814)
Net Assets 100.0%			$2,088,833,108

a Non-income producing.
b A portion or all of the security is on loan at March 31, 2016.
c See Note 11 regarding investments in affiliated management investment companies.

Franklin Templeton Variable Insurance Products Trust

Statement of Investments, March 31, 2016 (unaudited) (continued)

ABBREVIATIONS

Selected Portfolio

ADR	-	American Depositary Receipt
IDR	-	International Depositary Receipt

Franklin Templeton Variable Insurance Products Trust

Statement of Investments, March 31, 2016 (unaudited)

Templeton Global Bond VIP Fund	Principal Amount*			Value
Foreign Government and Agency Securities 66.4%
Brazil 8.6%
Letra Tesouro Nacional, Strip,
7/01/16	1,190	[a]	BRL	$319,921
10/01/16	4,700	[a]	BRL	1,221,991
1/01/17	46,660	[a]	BRL	11,760,104
1/01/18	28,770	[a]	BRL	6,397,256
1/01/19	66,660	[a]	BRL	13,005,940
7/01/19	102,840	[a]	BRL	18,798,974
Nota Do Tesouro Nacional,
10.00%, 1/01/17	113,220	[a]	BRL	30,656,509
10.00%, 1/01/21	89,620	[a]	BRL	21,852,781
10.00%, 1/01/23	402,350	[a]	BRL	94,000,199
10.00%, 1/01/25	48,340	[a]	BRL	10,910,939
10.00%, 1/01/27	26,400	[a]	BRL	5,814,484
[b] Index Linked, 6.00%, 8/15/16	14,388	[a]	BRL	11,307,909
[b] Index Linked, 6.00%, 5/15/17	202	[a]	BRL	159,625
[b] Index Linked, 6.00%, 8/15/18	15,665	[a]	BRL	12,299,908
[b] Index Linked, 6.00%, 5/15/19	8,578	[a]	BRL	6,724,757
[b] Index Linked, 6.00%, 8/15/20	1,090	[a]	BRL	850,338
[b] Index Linked, 6.00%, 8/15/22	18,770	[a]	BRL	14,421,183
[b] Index Linked, 6.00%, 5/15/23	5,716	[a]	BRL	4,381,399
[b] Index Linked, 6.00%, 8/15/24	3,110	[a]	BRL	2,382,431
[b] Index Linked, 6.00%, 5/15/45	10,825	[a]	BRL	7,968,495
senior note, 10.00%, 1/01/19	21,390	[a]	BRL	5,486,686
				280,721,829
Colombia 0.5%
Government of Colombia, senior bond,
7.75%, 4/14/21	504,000,000		COP	171,336
9.85%, 6/28/27	576,000,000		COP	223,083
Titulos De Tesoreria B,
5.00%, 11/21/18	2,882,000,000		COP	913,053
7.75%, 9/18/30	13,774,000,000		COP	4,328,912
senior bond, 7.00%, 5/04/22	4,855,000,000		COP	1,556,210
senior bond, 10.00%, 7/24/24	12,040,000,000		COP	4,496,678
senior bond, 7.50%, 8/26/26	8,080,000,000		COP	2,550,984
senior bond, 6.00%, 4/28/28	1,253,000,000		COP	342,042
senior note, 7.00%, 9/11/19	1,003,000,000		COP	329,938
senior note, B, 11.00%, 7/24/20	6,391,000,000		COP	2,391,319
				17,303,555
Hungary 0.8%
Government of Hungary,
5.375%, 2/21/23	6,580,000			7,303,142
senior note, 6.25%, 1/29/20	5,220,000			5,816,254
senior note, 6.375%, 3/29/21	10,670,000			12,139,259
				25,258,655
India 4.9%
Government of India,
senior bond, 7.80%, 5/03/20	270,800,000		INR	4,127,110
senior bond, 8.35%, 5/14/22	212,700,000		INR	3,309,426
senior bond, 9.15%, 11/14/24	2,409,000,000		INR	39,524,980
senior bond, 8.33%, 7/09/26	1,482,000,000		INR	23,200,888
senior bond, 8.15%, 11/24/26	2,159,000,000		INR	33,421,731
senior bond, 8.28%, 9/21/27	217,800,000		INR	3,404,754
senior bond, 8.60%, 6/02/28	747,500,000		INR	11,964,287
senior note, 7.28%, 6/03/19	28,000,000		INR	421,481
senior note, 8.12%, 12/10/20	541,300,000		INR	8,359,983
senior note, 7.16%, 5/20/23	133,700,000		INR	1,952,993

Quarterly Statement of Investments | See Notes to Statements of Investments.

Franklin Templeton Variable Insurance Products Trust

Statement of Investments, March 31, 2016 (unaudited) (continued)

senior note, 8.83%, 11/25/23	1,805,900,000		INR	28,890,311
				158,577,944
Indonesia 5.7%
Government of Indonesia,
7.875%, 4/15/19	187,065,000,000		IDR	14,442,709
6.125%, 5/15/28	37,000,000		IDR	2,375
8.375%, 3/15/34	81,180,000,000		IDR	6,298,529
FR31, 11.00%, 11/15/20	243,080,000,000		IDR	20,986,263
FR34, 12.80%, 6/15/21	392,506,000,000		IDR	36,573,984
FR35, 12.90%, 6/15/22	71,229,000,000		IDR	6,799,713
FR36, 11.50%, 9/15/19	49,810,000,000		IDR	4,238,029
FR39, 11.75%, 8/15/23	5,491,000,000		IDR	508,418
FR40, 11.00%, 9/15/25	46,856,000,000		IDR	4,330,431
FR43, 10.25%, 7/15/22	147,832,000,000		IDR	12,653,399
FR44, 10.00%, 9/15/24	4,454,000,000		IDR	386,229
FR46, 9.50%, 7/15/23	226,780,000,000		IDR	18,975,250
FR47, 10.00%, 2/15/28	12,000,000		IDR	1,047
FR48, 9.00%, 9/15/18	16,920,000,000		IDR	1,329,958
FR61, 7.00%, 5/15/22	244,849,000,000		IDR	18,019,344
senior bond, 5.625%, 5/15/23	258,951,000,000		IDR	17,555,246
senior bond, 7.00%, 5/15/27	25,000,000		IDR	1,792
senior bond, 9.00%, 3/15/29	20,350,000,000		IDR	1,656,297
senior bond, FR53, 8.25%, 7/15/21	90,288,000,000		IDR	7,127,678
senior bond, FR56, 8.375%, 9/15/26	42,188,000,000		IDR	3,390,380
senior bond, FR70, 8.375%, 3/15/24	136,475,000,000		IDR	10,832,662
senior note, 8.50%, 10/15/16	3,358,000,000		IDR	258,794
				186,368,527
Lithuania 0.4%
[c] Government of Lithuania, 144A, 7.375%, 2/11/20	10,170,000			12,049,569

Malaysia 4.3%
Government of Malaysia,
3.314%, 10/31/17	153,634,000		MYR	39,637,100
senior bond, 3.814%, 2/15/17	63,785,000		MYR	16,500,611
senior bond, 4.24%, 2/07/18	44,360,000		MYR	11,633,023
senior note, 3.394%, 3/15/17	125,470,000		MYR	32,353,841
senior note, 4.012%, 9/15/17	147,790,000		MYR	38,499,219
				138,623,794
Mexico 14.4%
Government of Mexico,
6.25%, 6/16/16	5,519,810	[d]	MXN	32,110,664
7.25%, 12/15/16	18,216,300	[d]	MXN	107,807,205
7.75%, 12/14/17	23,008,700	[d]	MXN	141,021,473
senior note, 8.50%, 12/13/18	27,755,300	[d]	MXN	175,822,013
[e] Mexican Udibonos, Index Linked,
5.00%, 6/16/16	612,600	[f]	MXN	3,554,118
3.50%, 12/14/17	614,179	[f]	MXN	3,686,271
4.00%, 6/13/19	421,557	[f]	MXN	2,582,818
2.50%, 12/10/20	331,997	[f]	MXN	1,932,652
				468,517,214
Peru 0.1%
Government of Peru, senior bond, 7.84%, 8/12/20	11,090,000		PEN	3,598,180

Philippines 1.0%
Government of the Philippines,
senior bond, 9.125%, 9/04/16	31,840,000		PHP	710,143
senior note, 1.625%, 4/25/16	605,710,000		PHP	13,184,175
senior note, 2.875%, 5/22/17	101,890,000		PHP	2,229,768
senior note, 5.875%, 1/31/18	32,450,000		PHP	730,504
senior note, 3.875%, 11/22/19	394,060,000		PHP	8,730,614

Franklin Templeton Variable Insurance Products Trust

Statement of Investments, March 31, 2016 (unaudited) (continued)

senior note, 5-72, 2.125%, 5/23/18	260,360,000	PHP	5,613,587
			31,198,791
Poland 3.3%
Government of Poland,
4.75%, 10/25/16	215,845,000	PLN	58,948,329
5.75%, 9/23/22	48,750,000	PLN	15,731,212
[g] FRN, 1.75%, 1/25/17	59,279,000	PLN	15,941,155
[g] FRN, 1.75%, 1/25/21	60,135,000	PLN	15,920,743
			106,541,439
Portugal 2.5%
Government of Portugal,
[c] 144A, 5.125%, 10/15/24	28,820,000		29,254,461
[h] Reg S, 3.875%, 2/15/30	41,530,000	EUR	50,042,817
[h] senior bond, Reg S, 4.95%, 10/25/23	284,900	EUR	377,860
[h] senior bond, Reg S, 5.65%, 2/15/24	712,400	EUR	981,237
			80,656,375
Serbia 1.4%
[c] Government of Serbia, senior note, 144A,
5.25%, 11/21/17	4,590,000		4,741,080
4.875%, 2/25/20	6,700,000		6,811,220
7.25%, 9/28/21	29,750,000		33,338,742
			44,891,042
Singapore 0.2%
Government of Singapore, senior note, 1.125%, 4/01/16	11,000,000	SGD	8,165,504

Slovenia 0.2%
[c] Government of Slovenia, senior note, 144A, 5.50%, 10/26/22	7,080,000		8,025,782

South Korea 12.9%
Korea Monetary Stabilization Bond, senior note,
2.80%, 4/02/16	38,761,670,000	KRW	33,840,205
2.79%, 6/02/16	25,559,400,000	KRW	22,362,142
1.62%, 6/09/16	6,427,100,000	KRW	5,612,027
2.46%, 8/02/16	49,449,700,000	KRW	43,309,081
1.56%, 8/09/16	33,975,300,000	KRW	29,666,590
2.22%, 10/02/16	9,647,500,000	KRW	8,453,036
1.61%, 11/09/16	33,034,700,000	KRW	28,860,673
2.07%, 12/02/16	36,552,800,000	KRW	32,034,735
1.57%, 1/09/17	2,940,100,000	KRW	2,568,379
1.96%, 2/02/17	16,503,100,000	KRW	14,468,052
1.70%, 8/02/17	9,221,100,000	KRW	8,074,929
1.56%, 10/02/17	54,756,600,000	KRW	47,870,886
1.49%, 2/02/18	11,176,000,000	KRW	9,763,394
Korea Treasury Bond, senior note,
2.75%, 6/10/16	5,182,740,000	KRW	4,535,456
5.00%, 9/10/16	2,806,000,000	KRW	2,487,801
3.00%, 12/10/16	54,968,060,000	KRW	48,484,599
2.00%, 12/10/17	49,196,500,000	KRW	43,337,531
1.75%, 12/10/18	12,303,900,000	KRW	10,832,403
1.50%, 6/10/19	7,237,600,000	KRW	6,315,022
2.75%, 9/10/19	1,850,000,000	KRW	1,683,304
2.00%, 3/10/21	16,887,710,000	KRW	15,071,261
			419,631,506
Sri Lanka 1.1%
Government of Sri Lanka,
8.25%, 3/01/17	41,710,000	LKR	280,143
8.00%, 6/15/17	40,210,000	LKR	267,219
10.60%, 7/01/19	1,071,930,000	LKR	7,029,842
10.60%, 9/15/19	704,060,000	LKR	4,598,259
8.00%, 11/01/19	40,210,000	LKR	243,247
9.25%, 5/01/20	153,220,000	LKR	942,957
11.20%, 7/01/22	69,990,000	LKR	448,643
A, 6.40%, 8/01/16	109,200,000	LKR	740,922

Franklin Templeton Variable Insurance Products Trust

Statement of Investments, March 31, 2016 (unaudited) (continued)
A, 5.80%, 1/15/17	112,300,000		LKR	744,134
A, 7.50%, 8/15/18	63,830,000		LKR	399,921
A, 8.00%, 11/15/18	512,300,000		LKR	3,220,490
A, 9.00%, 5/01/21	861,720,000		LKR	5,103,065
A, 11.00%, 8/01/21	575,640,000		LKR	3,714,593
B, 6.40%, 10/01/16	119,100,000		LKR	803,280
B, 8.50%, 7/15/18	146,350,000		LKR	940,474
C, 8.50%, 4/01/18	483,480,000		LKR	3,134,507
D, 8.50%, 6/01/18	633,000,000		LKR	4,080,465
				36,692,161
[i] Supranational 0.4%
Inter-American Development Bank, senior note, 7.50%, 12/05/24	200,000,000		MXN	13,202,028

Ukraine 3.7%
[c] Government of Ukraine, 144A,
7.75%, 9/01/19	4,249,000			4,017,961
7.75%, 9/01/20	14,822,000			13,931,198
7.75%, 9/01/21	14,769,000			13,726,309
7.75%, 9/01/22	14,769,000			13,618,864
7.75%, 9/01/23	14,769,000			13,416,529
7.75%, 9/01/24	14,769,000			13,272,605
7.75%, 9/01/25	14,769,000			13,143,671
7.75%, 9/01/26	14,658,000			13,004,944
7.75%, 9/01/27	14,658,000			12,963,535
[j,k] VRI, GDP Linked Securities, 5/31/40	29,978,000			9,981,325
				121,076,941
Total Foreign Government and Agency Securities (Cost $2,284,289,108)				2,161,100,836
Quasi-Sovereign and Corporate Bonds 0.1%
South Korea 0.0%†
The Export-Import Bank of Korea, senior note, 4.625%, 2/20/17	230,000		EUR	272,073

Ukraine 0.1%
[c] Ukreximbank, (BIZ Finance PLC), loan participation, senior note, 144A, 9.75%, 1/22/25	2,480,000			2,132,800

Total Quasi-Sovereign and Corporate Bonds (Cost $2,466,939)				2,404,873
Total Investments before Short Term Investments (Cost $2,286,756,047)				2,163,505,709

Short Term Investments 29.1%
Foreign Government and Agency Securities 6.5%
Malaysia 0.2%
[l] Bank of Negara Monetary Note, 9/15/16	15,520,000		MYR	3,930,488
[l] Malaysia Treasury Bill, 1/20/17	16,710,000		MYR	4,195,776
				8,126,264
Mexico 4.7%
[l] Mexico Treasury Bill,
5/26/16	59,766,780[m] MXN			34,387,570
6/23/16	87,177,870[m] MXN			50,012,562
4/14/16 - 2/02/17	122,087,840	[m]	MXN	69,834,056
				154,234,188
Philippines 1.0%
[l] Philippine Treasury Bill, 5/04/16 - 3/15/17	1,525,360,000		PHP	32,909,798
South Korea 0.6%
Korea Monetary Stabilization Bond,
[l] 4/19/16	1,909,400,000		KRW	1,665,610
senior note, 1.57%, 7/09/16	5,579,800,000		KRW	4,872,044
senior note, 1.52%, 9/09/16	8,119,500,000		KRW	7,088,964

Franklin Templeton Variable Insurance Products Trust

Statement of Investments, March 31, 2016 (unaudited) (continued)
senior note, 1.53%, 10/08/16	5,289,000,000	KRW	4,618,301
			18,244,919
Total Foreign Government and Agency Securities (Cost $222,332,029)			213,515,169
Total Investments before Money Market Funds and Repurchase Agreements (Cost $2,509,088,076)			2,377,020,878
	Shares
Money Market Funds (Cost $569,718,264) 17.5%
United States 17.5%
[j,n] Institutional Fiduciary Trust Money Market Portfolio	569,718,264		569,718,264
	Principal Amount*
Repurchase Agreements (Cost $165,914,124) 5.1%
United States 5.1%
[o] Joint Repurchase Agreement, 0.281%, 4/01/16 (Maturity Value $165,915,420)	165,914,124		165,914,124
BNP Paribas Securities Corp. (Maturity Value $76,910,093)
Deutsche Bank Securities Inc. (Maturity Value $10,172,274)
HSBC Securities (USA) Inc. (Maturity Value $76,910,093)
Merrill Lynch, Pierce, Fenner & Smith Inc. (Maturity Value $1,922,960)
Collateralized by U.S. Government Agency Securities, 0.00% - 5.50%,
5/02/16 - 10/19/18; [l]U.S. Treasury Bill, 3/30/17; and U.S. Treasury Note,
0.875%, 4/30/17 (valued at $169,325,967)
Total Investments (Cost $3,244,720,464) 95.6%			3,112,653,266
Other Assets, less Liabilities 4.4%			142,458,309
Net Assets 100.0%			$3,255,111,575

† Rounds to less than 0.1% of net assets.
* The principal amount is stated in U.S. dollars unless otherwise indicated.
a Principal amount is stated in 1,000 Brazilian Real Units.
b Redemption price at maturity is adjusted for inflation.
c Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Trust's Board of Trustees. At
March 31, 2016, the aggregate value of these securities was $217,430,595, representing 6.68% of net assets.
d Principal amount is stated in 100 Mexican Peso Units.
e Principal amount of security is adjusted for inflation.
f Principal amount is stated in Unidad de Inversion Units.
g The coupon rate shown represents the rate at period end.
h Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States.
Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. These securities have been deemed liquid under guidelines approved by the Trust's Board of Trustees. At March 31, 2016, the aggregate value of these securities was $51,401,914, representing 1.58% of net assets.
i A supranational organization is an entity formed by two or more central governments through international treaties.
j Non-income producing.
k The principal represents the notional amount. See Note 3 regarding value recovery instruments.
l The security is traded on a discount basis with no stated coupon rate.
m Principal amount is stated in 10 Mexican Peso Units.
n See Note 11 regarding investments in affiliated management investment companies.
o Investment is through participation in a joint account with other funds managed by the investment manager or an affiliate of the investment manager. At March 31, 2016, all repurchase agreements had been entered into on that date.

At March 31, 2016, the Fund had the following forward exchange contracts outstanding. See Note 3.

Forward Exchange Contracts

Franklin Templeton Variable Insurance Products Trust

Statement of Investments, March 31, 2016 (unaudited) (continued)
				Contract	Settlement	Unrealized	Unrealized
Currency	Counterparty[a]	Type	Quantity	Amount*	Date	Appreciation	Depreciation
OTC Forw ard Exchange Contracts
Chilean Peso	BZWS	Buy	1,142,900,000	1,644,460	4/04/16	$61,001	$-
Chilean Peso	BZWS	Sell	1,142,900,000	1,696,830	4/04/16	-	(8,631)
Australian Dollar	GSCO	Sell	127,700,540	88,610,000	4/06/16	-	(9,277,451)
Chilean Peso	MSCO	Buy	2,370,410,000	3,272,239	4/06/16	264,303	-
Chilean Peso	DBAB	Buy	3,166,824,000	4,369,118	4/07/16	355,212	-
Japanese Yen	JPHQ	Sell	1,415,975,000	11,821,267	4/07/16	-	(762,856)
Euro	CITI	Sell	6,421,600	7,126,576	4/08/16	-	(184,532)
Chilean Peso	DBAB	Buy	1,148,389,500	1,689,305	4/11/16	23,268	-
Chilean Peso	MSCO	Buy	1,361,275,500	1,984,656	4/11/16	45,391	-
Indian Rupee	DBAB	Buy	258,123,000	3,805,356	4/11/16	84,626	-
Malaysian Ringgit	HSBC	Buy	4,010,000	1,072,422	4/11/16	-	(44,836)
Malaysian Ringgit	JPHQ	Buy	3,956,000	892,096	4/11/16	121,652	-
Euro	DBAB	Sell	7,243,000	7,842,938	4/13/16	-	(404,563)
Euro	SCNY	Sell	4,346,000	4,664,236	4/13/16	-	(284,492)
Japanese Yen	CITI	Sell	261,800,000	2,191,455	4/13/16	-	(135,656)
Euro	JPHQ	Sell	3,907,000	4,175,098	4/14/16	-	(273,878)
Chilean Peso	DBAB	Buy	642,230,000	869,794	4/15/16	87,608	-
Chilean Peso	DBAB	Buy	1,231,460,000	1,798,014	4/18/16	37,285	-
Euro	HSBC	Sell	6,919,000	7,372,195	4/18/16	-	(507,532)
Indian Rupee	JPHQ	Buy	82,107,000	1,213,524	4/18/16	22,655	-
Japanese Yen	BZWS	Sell	700,840,000	5,918,507	4/18/16	-	(312,142)
South Korean Won	HSBC	Sell	60,991,000,000	50,338,972	4/18/16	-	(2,877,292)
Euro	HSBC	Sell	12,569,000	14,350,781	4/20/16	35,690	-
Indian Rupee	DBAB	Buy	491,655,000	7,238,737	4/20/16	161,434	-
Japanese Yen	JPHQ	Sell	1,233,160,000	10,378,213	4/20/16	-	(585,574)
Chilean Peso	DBAB	Buy	1,216,245,000	1,647,136	4/21/16	164,999	-
Chilean Peso	MSCO	Buy	2,572,200,000	3,514,751	4/21/16	317,679	-
Euro	BZWS	Sell	678,250	767,796	4/21/16	-	(4,700)
Japanese Yen	JPHQ	Sell	917,650,000	7,782,224	4/21/16	-	(376,676)
Chilean Peso	DBAB	Buy	2,227,910,000	3,022,124	4/22/16	297,034	-
Chilean Peso	MSCO	Buy	3,307,630,000	4,492,231	4/22/16	435,503	-
Indian Rupee	DBAB	Buy	79,271,000	1,146,861	4/25/16	45,468	-
South Korean Won	HSBC	Sell	46,898,000,000	37,975,295	4/25/16	-	(2,936,373)
South Korean Won	HSBC	Sell	13,067,000,000	10,564,613	4/26/16	-	(834,118)
Chilean Peso	JPHQ	Buy	337,685,000	466,364	4/27/16	36,496	-
Euro	DBAB	Sell	4,545,000	5,032,224	4/27/16	-	(145,237)
Indian Rupee	DBAB	Buy	130,201,000	1,894,853	4/27/16	62,984	-
Chilean Peso	DBAB	Buy	1,343,670,500	1,852,904	4/28/16	147,828	-
Indian Rupee	DBAB	Buy	98,937,000	1,442,960	4/28/16	44,553	-
Euro	BOFA	Sell	50,857,200	56,980,407	4/29/16	-	(957,259)
Euro	BZWS	Sell	6,575,679	7,186,987	4/29/16	-	(304,174)
Euro	CITI	Sell	1,532,964	1,711,570	4/29/16	-	(34,817)
Euro	DBAB	Sell	9,808,244	10,924,645	4/29/16	-	(249,127)
Euro	SCNY	Sell	11,263,000	12,403,942	4/29/16	-	(427,121)
Indian Rupee	DBAB	Buy	609,812,988	8,846,806	4/29/16	320,442	-
Indian Rupee	HSBC	Buy	679,529,000	9,859,635	4/29/16	355,646	-
Indian Rupee	JPHQ	Buy	358,075,000	5,197,002	4/29/16	185,898	-
Malaysian Ringgit	JPHQ	Buy	7,468,000	1,734,929	4/29/16	180,115	-

Franklin Templeton Variable Insurance Products Trust

Statement of Investments, March 31, 2016 (unaudited) (continued)
Chilean Peso	BZWS	Buy	1,142,900,000	1,692,684	5/02/16	8,474	-
South Korean Won	HSBC	Sell	15,755,000,000	12,717,542	5/02/16	-	(1,023,841)
Chilean Peso	DBAB	Buy	1,271,380,000	1,769,492	5/04/16	122,546	-
Euro	BOFA	Sell	32,701,000	36,206,547	5/04/16	-	(1,053,284)
Chilean Peso	MSCO	Buy	2,203,400,000	3,082,239	5/05/16	196,500	-
Indian Rupee	HSBC	Buy	240,033,500	3,469,570	5/05/16	135,331	-
Euro	BZWS	Sell	1,581,109	1,724,713	5/06/16	-	(76,939)
Chilean Peso	DBAB	Buy	760,285,000	1,055,292	5/09/16	75,613	-
Euro	BZWS	Sell	1,259,000	1,410,584	5/09/16	-	(24,175)
Euro	GSCO	Sell	2,990,000	3,268,130	5/09/16	-	(139,278)
Indian Rupee	DBAB	Buy	457,757,494	6,655,938	5/09/16	214,244	-
Indian Rupee	JPHQ	Buy	60,607,000	884,174	5/09/16	25,437	-
Indian Rupee	DBAB	Buy	39,609,000	573,296	5/10/16	21,071	-
Chilean Peso	MSCO	Buy	2,728,174,000	3,795,456	5/12/16	261,489	-
Euro	BZWS	Sell	2,643,000	2,849,920	5/12/16	-	(162,350)
Euro	GSCO	Sell	2,279,000	2,450,951	5/12/16	-	(146,464)
Euro	MSCO	Sell	4,572,000	4,941,052	5/12/16	-	(269,732)
Euro	SCNY	Sell	629,000	675,521	5/12/16	-	(41,361)
Japanese Yen	GSCO	Sell	490,555,000	3,997,808	5/12/16	-	(366,249)
Japanese Yen	SCNY	Sell	366,681,000	2,985,844	5/12/16	-	(276,210)
South Korean Won	CITI	Sell	11,823,000,000	9,841,469	5/12/16	-	(468,133)
Chilean Peso	DBAB	Buy	1,866,989,500	2,594,591	5/16/16	180,680	-
Euro	GSCO	Sell	3,095,000	3,348,573	5/16/16	-	(179,325)
Euro	MSCO	Sell	5,391,000	5,806,242	5/16/16	-	(338,798)
Indian Rupee	DBAB	Buy	239,338,000	3,445,869	5/16/16	142,027	-
Indian Rupee	HSBC	Buy	402,232,000	5,791,552	5/16/16	238,274	-
Japanese Yen	SCNY	Sell	340,600,700	2,786,510	5/16/16	-	(243,826)
South Korean Won	CITI	Sell	13,902,000,000	11,506,885	5/16/16	-	(614,503)
Chilean Peso	MSCO	Buy	2,572,200,000	3,603,530	5/17/16	219,673	-
South Korean Won	HSBC	Sell	48,866,000,000	40,270,702	5/17/16	-	(2,335,428)
Australian Dollar	JPHQ	Sell	57,889,000	40,985,412	5/18/16	-	(3,299,781)
Chilean Peso	BZWS	Buy	727,392,000	1,025,651	5/18/16	55,410	-
Chilean Peso	DBAB	Buy	2,188,820,000	3,058,848	5/18/16	194,210	-
Euro	BZWS	Sell	8,551,980	9,822,804	5/18/16	74,000	-
Japanese Yen	BOFA	Sell	1,105,661,700	9,033,258	5/18/16	-	(804,336)
Japanese Yen	CITI	Sell	1,104,534,000	9,341,458	5/18/16	-	(486,102)
South Korean Won	HSBC	Sell	26,952,000,000	22,148,991	5/18/16	-	(1,349,854)
Australian Dollar	CITI	Sell	13,307,000	9,374,515	5/19/16	-	(804,852)
Australian Dollar	JPHQ	Sell	42,398,000	29,848,192	5/19/16	-	(2,584,723)
Euro	DBAB	Sell	5,073,398	5,426,405	5/19/16	-	(357,195)
Euro	UBSW	Sell	3,245,000	3,474,194	5/19/16	-	(225,058)
Japanese Yen	BOFA	Sell	1,102,846,375	9,272,759	5/19/16	-	(540,026)
Japanese Yen	BZWS	Sell	1,105,842,500	9,295,919	5/19/16	-	(543,525)
Japanese Yen	CITI	Sell	986,239,000	8,046,333	5/19/16	-	(728,916)
Japanese Yen	HSBC	Sell	1,106,730,400	9,348,570	5/19/16	-	(498,774)
Euro	JPHQ	Sell	15,309,581	17,571,036	5/20/16	117,749	-
Japanese Yen	JPHQ	Sell	715,709,000	6,026,186	5/20/16	-	(342,127)
Malaysian Ringgit	HSBC	Buy	4,326,000	977,296	5/20/16	131,224	-
Euro	DBAB	Sell	3,887,000	4,355,461	5/23/16	-	(76,259)
Indian Rupee	JPHQ	Buy	378,455,000	5,447,826	5/23/16	218,980	-
Malaysian Ringgit	HSBC	Buy	298,500	80,621	5/23/16	-	(4,141)
South Korean Won	DBAB	Sell	13,920,000,000	11,266,238	5/23/16	-	(868,932)

Franklin Templeton Variable Insurance Products Trust

Statement of Investments, March 31, 2016 (unaudited) (continued)
Chilean Peso	JPHQ	Buy	931,485,000	1,328,605	5/24/16	55,001	-
Euro	GSCO	Sell	4,454,000	4,787,248	5/24/16	-	(291,102)
South Korean Won	HSBC	Sell	35,277,000,000	28,552,928	5/24/16	-	(2,200,142)
Japanese Yen	HSBC	Sell	207,909,000	1,701,160	5/25/16	-	(149,022)
Chilean Peso	DBAB	Buy	1,812,300,000	2,595,786	5/26/16	95,655	-
Euro	BZWS	Sell	2,680,925	3,122,674	5/26/16	65,738	-
Euro	JPHQ	Sell	4,730,771	5,303,265	5/26/16	-	(91,017)
Japanese Yen	BZWS	Sell	1,085,075,000	9,215,074	5/26/16	-	(441,244)
Japanese Yen	SCNY	Sell	937,086,000	7,905,230	5/26/16	-	(434,102)
Chilean Peso	DBAB	Buy	2,766,525,000	3,921,590	5/31/16	185,062	-
Euro	BZWS	Sell	2,836,669	3,093,785	5/31/16	-	(141,280)
Malaysian Ringgit	HSBC	Buy	3,317,000	827,722	5/31/16	39,271	(17,367)
South Korean Won	HSBC	Sell	11,062,000,000	8,935,690	5/31/16	-	(706,155)
Chilean Peso	CITI	Buy	3,039,493,000	4,338,724	6/02/16	172,332	-
Chilean Peso	DBAB	Buy	1,982,198,000	2,822,639	6/02/16	119,235	-
South Korean Won	HSBC	Sell	31,499,000,000	25,435,588	6/02/16	-	(2,018,050)
Chilean Peso	DBAB	Buy	2,815,945,500	4,028,534	6/03/16	150,377	-
Indian Rupee	JPHQ	Buy	139,661,000	2,019,448	6/03/16	68,114	-
Chilean Peso	MSCO	Buy	2,203,400,000	3,163,623	6/06/16	105,399	-
Euro	BZWS	Sell	7,895,591	8,783,253	6/06/16	-	(222,982)
Euro	DBAB	Sell	5,440,000	5,794,144	6/06/16	-	(411,081)
South Korean Won	GSCO	Sell	44,346,000,000	35,847,608	6/07/16	-	(2,797,919)
Euro	GSCO	Sell	2,033,100	2,315,111	6/08/16	-	(4,127)
Japanese Yen	CITI	Sell	1,370,500,000	11,124,577	6/08/16	-	(1,077,144)
Euro	BZWS	Sell	7,226,276	7,958,370	6/09/16	-	(285,199)
Euro	CITI	Sell	31,404,613	34,582,069	6/09/16	-	(1,243,590)
Euro	HSBC	Sell	3,999,292	4,371,036	6/09/16	-	(191,264)
Euro	MSCO	Sell	5,225,000	5,751,967	6/09/16	-	(208,592)
Euro	SCNY	Sell	2,400,751	2,610,085	6/09/16	-	(128,637)
Japanese Yen	HSBC	Sell	2,052,400,000	16,718,120	6/09/16	-	(1,555,326)
Chilean Peso	JPHQ	Buy	612,933,000	893,254	6/10/16	15,790	-
Chilean Peso	MSCO	Buy	1,361,275,500	1,972,720	6/10/16	46,195	-
Japanese Yen	BZWS	Sell	1,689,110,000	13,602,548	6/10/16	-	(1,436,930)
Japanese Yen	CITI	Sell	2,595,800,000	20,921,217	6/10/16	-	(2,191,237)
Japanese Yen	HSBC	Sell	1,798,900,000	14,511,354	6/10/16	-	(1,505,671)
Chilean Peso	DBAB	Buy	1,866,989,500	2,707,155	6/13/16	61,059	-
Euro	GSCO	Sell	8,105,300	9,231,531	6/13/16	-	(16,005)
Indian Rupee	CITI	Buy	69,318,000	1,011,894	6/13/16	22,701	-
Japanese Yen	DBAB	Sell	595,700,000	4,837,348	6/13/16	-	(467,240)
Japanese Yen	JPHQ	Sell	1,666,680,000	13,520,949	6/13/16	-	(1,320,499)
Australian Dollar	CITI	Sell	29,097,000	20,823,559	6/14/16	-	(1,407,769)
Australian Dollar	JPHQ	Sell	43,169,000	31,235,146	6/14/16	-	(1,747,780)
Chilean Peso	DBAB	Buy	1,148,389,500	1,678,809	6/14/16	23,776	-
Chilean Peso	JPHQ	Buy	1,792,000,000	2,619,309	6/14/16	37,484	-
Malaysian Ringgit	JPHQ	Buy	13,361,013	3,136,388	6/14/16	285,082	-
Chilean Peso	CITI	Buy	2,285,090,000	3,335,800	6/15/16	51,743	-
Euro	BOFA	Sell	17,769,000	19,582,504	6/15/16	-	(691,897)
Euro	DBAB	Sell	10,453,000	11,833,898	6/15/16	-	(92,959)
Euro	BZWS	Sell	1,161,439	1,295,144	6/16/16	-	(30,099)
Euro	CITI	Sell	861,168	960,741	6/16/16	-	(21,882)
Euro	JPHQ	Sell	541,000	603,502	6/16/16	-	(13,798)

Franklin Templeton Variable Insurance Products Trust

Statement of Investments, March 31, 2016 (unaudited) (continued)
Japanese Yen	CITI	Sell	310,702,000	2,533,220		6/16/16	-	(233,832)
Japanese Yen	HSBC	Sell	1,455,540,000	12,139,616		6/16/16	-	(823,141)
Japanese Yen	JPHQ	Sell	702,800,000	5,727,441		6/16/16	-	(531,560)
South Korean Won	CITI	Sell	8,844,000,000	7,270,037		6/16/16	-	(435,244)
Japanese Yen	DBAB	Sell	1,453,310,000	12,014,103		6/17/16	-	(929,284)
Chilean Peso	DBAB	Buy	642,230,000	927,140		6/20/16	24,520	-
Chilean Peso	JPHQ	Buy	1,501,938,000	2,157,647		6/20/16	67,933	-
Japanese Yen	CITI	Sell	1,086,780,000	8,969,126		6/20/16	-	(710,989)
Malaysian Ringgit	JPHQ	Buy	14,772,000	3,838,877		6/20/16	-	(56,490)
South Korean Won	DBAB	Sell	13,919,000,000	11,652,574		6/20/16	-	(472,967)
Euro	BZWS	Sell	1,124,367	1,291,195		6/22/16	8,003	-
Japanese Yen	DBAB	Sell	1,455,820,000	11,913,421		6/22/16	-	(1,054,770)
Chilean Peso	BZWS	Buy	3,010,700,000	4,410,636		6/23/16	49,462	-
Euro	BZWS	Sell	744,197	841,730		6/23/16	-	(7,617)
Euro	BZWS	Sell	1,647,381	1,854,284		6/24/16	-	(25,923)
Philippine Peso	JPHQ	Buy	251,010,000	5,477,219		6/27/16	-	(33,214)
Euro	BZWS	Sell	18,402,361	20,619,496		6/29/16	-	(387,085)
Euro	GSCO	Sell	30,376,000	34,080,353		6/29/16	-	(594,322)
Euro	HSBC	Sell	20,544,891	23,032,877		6/29/16	-	(419,434)
Philippine Peso	JPHQ	Buy	17,950,000	392,093		6/29/16	-	(2,823)
Euro	BOFA	Sell	14,283,200	16,047,318		6/30/16	-	(257,752)
Euro	BZWS	Sell	12,170,000	13,649,172		6/30/16	-	(243,562)
Euro	HSBC	Sell	5,430,000	6,093,084		6/30/16	-	(105,564)
Malaysian Ringgit	JPHQ	Buy	5,661,200	1,476,193		7/05/16	-	(27,117)
Euro	BZWS	Sell	6,863,000	7,521,848		7/06/16	-	(314,309)
Euro	DBAB	Sell	2,285,618	2,467,942		7/07/16	-	(141,864)
Japanese Yen	DBAB	Sell	770,370,000	6,512,224		7/07/16	-	(353,876)
Japanese Yen	JPHQ	Sell	1,415,975,000	11,849,064		7/07/16	-	(771,139)
Euro	DBAB	Sell	9,460,000	10,301,467		7/15/16	-	(503,373)
Euro	JPHQ	Sell	29,033,000	31,700,842		7/15/16	-	(1,459,508)
Japanese Yen	BZWS	Sell	1,089,820,000	9,271,907		7/15/16	-	(444,142)
Japanese Yen	JPHQ	Sell	708,450,000	6,021,982		7/15/16	-	(294,048)
Malaysian Ringgit	JPHQ	Buy	1,700,000	383,574		7/15/16	51,445	-
Euro	MSCO	Sell	9,679,000	10,685,616		7/18/16	-	(370,529)
Euro	BZWS	Sell	30,339,000	33,233,341		7/19/16	-	(1,423,568)
Japanese Yen	HSBC	Sell	536,380,000	4,567,074		7/19/16	-	(215,587)
Japanese Yen	SCNY	Sell	707,660,000	6,072,094		7/19/16	-	(237,795)
Malaysian Ringgit	JPHQ	Buy	25,688,213	6,142,186		7/19/16	430,510	-
Malaysian Ringgit	DBAB	Buy	11,455,000	2,644,275	EUR	7/20/16	-	(89,879)
Euro	BZWS	Sell	2,638,000	2,892,343		7/21/16	-	(121,316)
Euro	MSCO	Sell	12,182,000	13,316,753		7/22/16	-	(600,489)
Malaysian Ringgit	DBAB	Buy	12,933,000	2,660,126	EUR	7/22/16	269,768	-
Euro	DBAB	Sell	1,759,000	1,939,720		7/25/16	-	(70,051)
Euro	JPHQ	Sell	28,236,000	30,741,663		7/25/16	-	(1,519,781)
Japanese Yen	CITI	Sell	913,412,000	7,426,235		7/25/16	-	(720,000)
Japanese Yen	JPHQ	Sell	1,407,000,000	11,437,165		7/25/16	-	(1,111,119)
Malaysian Ringgit	HSBC	Buy	14,613,000	3,376,776		7/25/16	361,530	-
Malaysian Ringgit	HSBC	Buy	7,209,825	1,664,510		7/26/16	179,860	-
Euro	DBAB	Sell	4,715,000	5,140,057		7/27/16	-	(247,514)
Malaysian Ringgit	DBAB	Buy	16,628,000	3,850,411	EUR	7/27/16	-	(146,109)
Malaysian Ringgit	JPHQ	Buy	9,715,000	2,481,481		7/27/16	3,675	-

Franklin Templeton Variable Insurance Products Trust

Statement of Investments, March 31, 2016 (unaudited) (continued)
Euro	CITI	Sell	1,935,410	2,137,147		7/28/16	-	(74,417)
Euro	GSCO	Sell	11,263,000	12,418,809		7/28/16	-	(451,256)
Euro	CITI	Sell	4,998,400	5,466,595		7/29/16	-	(245,205)
Euro	DBAB	Sell	57,063,000	62,503,957		7/29/16	-	(2,703,403)
Euro	JPHQ	Sell	11,263,000	12,561,511		7/29/16	-	(309,009)
Japanese Yen	BZWS	Sell	1,079,470,000	8,837,430		7/29/16	-	(791,165)
Japanese Yen	DBAB	Sell	897,860,782	7,617,123		7/29/16	-	(391,564)
Malaysian Ringgit	HSBC	Buy	3,005,000	701,038		7/29/16	67,615	-
Malaysian Ringgit	JPHQ	Buy	17,021,000	4,322,245		7/29/16	31,583	-
Malaysian Ringgit	JPHQ	Buy	16,628,000	3,780,122	EUR	7/29/16	-	(66,341)
Euro	BZWS	Sell	282,898	312,285		8/05/16	-	(11,069)
Euro	HSBC	Sell	11,263,000	12,433,226		8/05/16	-	(440,479)
Euro	JPHQ	Sell	5,724,900	6,320,433		8/05/16	-	(223,177)
Malaysian Ringgit	DBAB	Buy	143,249,150	32,381,471	EUR	8/08/16	-	(384,712)
Malaysian Ringgit	HSBC	Buy	21,208,085	5,290,119		8/08/16	133,189	-
Malaysian Ringgit	JPHQ	Buy	1,100,000	274,794		8/08/16	6,497	-
Euro	CITI	Sell	7,698,954	8,456,146		8/10/16	-	(345,380)
Japanese Yen	CITI	Sell	751,731,000	6,085,265		8/10/16	-	(622,862)
Malaysian Ringgit	HSBC	Buy	1,320,000	316,965		8/10/16	20,565	-
South Korean Won	HSBC	Buy	21,363,430,000	18,182,416		8/10/16	412,508	-
South Korean Won	HSBC	Sell	21,363,430,000	17,707,680		8/10/16	-	(887,245)
Euro	DBAB	Sell	4,845,000	5,348,614		8/11/16	-	(190,438)
Euro	JPHQ	Sell	6,343,900	6,981,462		8/11/16	-	(271,208)
Malaysian Ringgit	HSBC	Buy	2,230,000	535,993		8/11/16	34,211	-
Malaysian Ringgit	HSBC	Buy	6,100,000	1,427,234		8/12/16	132,473	-
South Korean Won	HSBC	Buy	11,980,000,000	1,262,275,045	JPY	8/12/16	-	(837,611)
Euro	MSCO	Sell	1,962,500	2,215,790		8/15/16	-	(28,157)
Euro	JPHQ	Sell	3,942,000	4,456,687		8/16/16	-	(50,805)
Japanese Yen	JPHQ	Sell	1,518,680,000	13,576,704		8/16/16	33,839	(12,098)
Euro	MSCO	Sell	1,962,500	2,200,335		8/17/16	-	(43,771)
Singapore Dollar	BZWS	Buy	4,886,000	3,473,377		8/17/16	149,239	-
Singapore Dollar	BZWS	Sell	4,886,000	3,453,858		8/17/16	-	(168,759)
Singapore Dollar	HSBC	Buy	3,667,000	2,607,181		8/17/16	111,635	-
Euro	BZWS	Sell	7,066,000	7,910,210		8/18/16	-	(170,001)
Japanese Yen	DBAB	Sell	838,612,000	6,811,781		8/18/16	-	(673,778)
Euro	DBAB	Sell	3,964,000	4,421,366		8/22/16	-	(112,244)
Euro	JPHQ	Sell	7,851,000	8,744,954		8/22/16	-	(234,202)
Japanese Yen	HSBC	Sell	1,621,372,000	13,158,351		8/22/16	-	(1,316,297)
Japanese Yen	JPHQ	Sell	1,135,828,000	9,216,653		8/22/16	-	(923,346)
Japanese Yen	BZWS	Sell	376,247,000	3,069,400		8/24/16	-	(289,751)
Japanese Yen	DBAB	Sell	371,821,000	3,310,962		8/24/16	-	(8,673)
Euro	SCNY	Sell	13,581,483	15,820,526		8/26/16	285,243	-
Japanese Yen	JPHQ	Sell	1,135,833,000	9,641,146		8/26/16	-	(500,350)
Euro	JPHQ	Sell	14,996,625	17,249,118		8/29/16	93,293	-
Japanese Yen	DBAB	Sell	685,950,000	5,766,709		8/29/16	-	(358,581)
Japanese Yen	JPHQ	Sell	751,903,000	6,318,592		8/29/16	-	(395,634)
Malaysian Ringgit	JPHQ	Buy	8,340,000	1,972,564		8/30/16	158,799	-
Euro	BZWS	Sell	13,673,773	15,143,840		8/31/16	-	(499,777)
Euro	DBAB	Sell	1,058,312	1,196,951		8/31/16	-	(13,822)
Japanese Yen	BZWS	Sell	1,576,550,000	14,065,037		8/31/16	-	(14,002)
Japanese Yen	JPHQ	Sell	372,662,000	3,118,471		8/31/16	-	(209,506)
Euro	HSBC	Sell	18,537,726	20,481,036		9/01/16	-	(727,986)

Franklin Templeton Variable Insurance Products Trust

Statement of Investments, March 31, 2016 (unaudited) (continued)
Japanese Yen	HSBC	Sell	1,247,125,000	11,075,710		9/01/16	-	(61,869)
Euro	DBAB	Sell	1,732,000	1,894,115		9/02/16	-	(87,537)
Euro	DBAB	Sell	8,105,300	8,838,019		9/06/16	-	(436,900)
Euro	JPHQ	Sell	20,765,000	23,527,472		9/06/16	-	(233,979)
Japanese Yen	BZWS	Sell	1,712,605,900	15,172,051		9/09/16	-	(126,937)
Australian Dollar	CITI	Sell	28,906,000	20,823,304		9/14/16	-	(1,174,112)
Malaysian Ringgit	HSBC	Buy	796,554,000	192,404,348		9/14/16	11,075,623	-
Japanese Yen	CITI	Sell	286,112,008	2,532,682		9/16/16	-	(23,844)
South Korean Won	CITI	Sell	11,790,000,000	9,730,131		9/19/16	-	(526,041)
South Korean Won	HSBC	Sell	35,487,000,000	29,068,644		9/19/16	-	(1,801,652)
Japanese Yen	BZWS	Sell	981,707,504	8,158,168		9/20/16	-	(615,043)
Japanese Yen	CITI	Sell	1,866,452,000	16,830,045		9/23/16	148,359	-
Japanese Yen	MSCO	Sell	575,230,000	5,189,124		9/23/16	47,923	-
Japanese Yen	BZWS	Sell	983,714,840	8,775,137		9/26/16	-	(17,903)
Japanese Yen	DBAB	Sell	725,287,000	6,536,355		9/26/16	53,300	-
South Korean Won	HSBC	Sell	35,125,000,000	30,192,977		9/26/16	-	(359,313)
Malaysian Ringgit	HSBC	Buy	20,347,000	5,046,254		9/28/16	149,254	-
Philippine Peso	JPHQ	Buy	123,740,000	2,651,382		9/28/16	21,291	-
South Korean Won	HSBC	Sell	35,292,000,000	30,115,198		9/28/16	-	(581,773)
Euro	DBAB	Sell	14,880,000	16,867,968		10/03/16	-	(176,028)
Euro	JPHQ	Sell	6,370,000	7,197,399		10/07/16	-	(100,161)
Japanese Yen	JPHQ	Sell	1,415,975,000	11,884,369		10/07/16	-	(778,596)
Euro	DBAB	Sell	18,880,000	21,406,750		10/11/16	-	(225,914)
Japanese Yen	HSBC	Sell	2,816,800,000	23,703,454		10/11/16	-	(1,491,501)
Euro	HSBC	Sell	8,692,000	9,857,684		10/13/16	-	(102,391)
Japanese Yen	BZWS	Sell	1,426,300,000	12,005,387		10/13/16	-	(753,341)
Japanese Yen	DBAB	Sell	1,406,600,000	11,843,058		10/13/16	-	(739,447)
Malaysian Ringgit	DBAB	Buy	60,000,000	12,390,550	EUR	10/17/16	1,107,760	-
Japanese Yen	JPHQ	Sell	652,895,000	5,559,439		10/19/16	-	(282,493)
Japanese Yen	BZWS	Sell	735,200,000	6,190,767		10/24/16	-	(389,083)
Euro	BZWS	Sell	5,604,306	6,239,134		10/27/16	-	(186,397)
Euro	DBAB	Sell	224,556	250,110		11/04/16	-	(7,434)
Euro	DBAB	Sell	15,875,000	17,454,563		11/09/16	-	(756,189)
Japanese Yen	CITI	Sell	341,992,119	2,841,410		11/09/16	-	(221,527)
Euro	CITI	Sell	5,658,426	6,115,910		11/14/16	-	(376,368)
Euro	JPHQ	Sell	8,969,211	9,693,161		11/14/16	-	(597,795)
Japanese Yen	CITI	Sell	796,524,000	6,545,517		11/14/16	-	(589,881)
Japanese Yen	HSBC	Sell	413,563,000	3,395,845		11/14/16	-	(308,923)
Japanese Yen	JPHQ	Sell	335,950,000	2,756,377		11/14/16	-	(253,120)
Japanese Yen	CITI	Sell	366,680,000	3,022,295		11/16/16	-	(262,781)
Japanese Yen	MSCO	Sell	300,000,000	2,471,475		11/16/16	-	(216,217)
Euro	DBAB	Sell	2,768,730	3,008,834		11/17/16	-	(168,292)
Euro	DBAB	Sell	2,240,000	2,430,960		11/18/16	-	(139,550)
Japanese Yen	DBAB	Sell	796,770,000	6,561,180		11/18/16	-	(577,703)
Japanese Yen	CITI	Sell	1,107,834,000	9,088,429		11/21/16	-	(838,855)
Euro	DBAB	Sell	837,570	904,626		11/28/16	-	(56,914)
Euro	GSCO	Sell	463,000	496,405		12/02/16	-	(35,209)
Australian Dollar	JPHQ	Sell	29,260,000	20,823,728		12/12/16	-	(1,362,069)
Australian Dollar	JPHQ	Sell	14,544,000	10,411,759		12/14/16	-	(615,039)
Euro	MSCO	Sell	1,412,000	1,567,461		12/14/16	-	(54,575)
Euro	JPHQ	Sell	5,095,000	5,670,378		12/15/16	-	(182,742)
Japanese Yen	GSCO	Sell	329,010,000	2,808,307		1/10/17	-	(146,565)

Franklin Templeton Variable Insurance Products Trust

Statement of Investments, March 31, 2016 (unaudited) (continued)
Japanese Yen	JPHQ	Sell	1,415,975,000	12,041,525	1/10/17	-	(675,489)
Euro	BZWS	Sell	6,181,000	6,804,230	1/11/17	-	(304,263)
Euro	CITI	Sell	5,040,000	5,555,718	1/13/17	-	(241,034)
Euro	SCNY	Sell	15,572,000	17,132,314	1/13/17	-	(777,809)
Japanese Yen	CITI	Sell	138,680,000	1,190,938	1/17/17	-	(54,951)
Japanese Yen	SCNY	Sell	415,980,000	3,561,503	1/17/17	-	(175,626)
Euro	JPHQ	Sell	27,973,000	30,980,237	1/19/17	-	(1,200,757)
Japanese Yen	JPHQ	Sell	652,895,000	5,639,417	1/19/17	-	(226,661)
Euro	DBAB	Sell	6,791,000	7,496,824	1/23/17	-	(317,024)
Euro	JPHQ	Sell	300,000	331,089	1/23/17	-	(14,096)
Japanese Yen	DBAB	Sell	858,140,000	7,434,611	1/23/17	-	(276,916)
Euro	GSCO	Sell	4,711,000	5,169,804	1/27/17	-	(251,642)
Japanese Yen	GSCO	Sell	944,420,000	8,062,147	1/27/17	-	(426,241)
Japanese Yen	JPHQ	Sell	490,100,000	4,183,918	1/27/17	-	(221,070)
Japanese Yen	DBAB	Sell	8,368,505,770	71,452,406	1/30/17	-	(3,773,302)
Japanese Yen	HSBC	Sell	1,162,462,488	9,927,092	1/31/17	-	(522,919)
Euro	BZWS	Sell	7,003,000	7,935,274	2/08/17	-	(127,766)
Japanese Yen	JPHQ	Sell	1,719,500,000	14,857,666	2/08/17	-	(605,400)
Japanese Yen	SCNY	Sell	1,720,000,000	14,894,096	2/08/17	-	(573,466)
Euro	CITI	Sell	6,572,000	7,450,118	2/09/17	-	(116,991)
Euro	GSCO	Sell	2,045,000	2,308,396	2/09/17	-	(46,250)
Japanese Yen	BZWS	Sell	1,720,220,000	14,916,280	2/09/17	-	(553,954)
Japanese Yen	CITI	Sell	366,860,000	3,181,787	2/09/17	-	(117,448)
Japanese Yen	JPHQ	Sell	1,723,960,000	14,912,633	2/09/17	-	(591,236)
Euro	DBAB	Sell	1,738,000	1,957,544	2/10/17	-	(43,699)
Euro	HSBC	Sell	1,800,000	2,025,432	2/10/17	-	(47,202)
Euro	BZWS	Sell	6,341,000	7,266,152	2/13/17	-	(36,171)
Euro	GSCO	Sell	2,038,000	2,324,074	2/16/17	-	(23,183)
Euro	SCNY	Sell	657,000	748,606	2/16/17	-	(8,091)
Japanese Yen	CITI	Sell	2,056,230,000	18,507,416	2/16/17	108,668	(99,082)
Japanese Yen	GSCO	Sell	1,205,250,280	10,779,075	2/16/17	-	(63,348)
Japanese Yen	HSBC	Sell	1,035,240,000	9,188,657	2/16/17	-	(124,355)
Japanese Yen	JPHQ	Sell	1,034,700,000	9,137,311	2/16/17	-	(170,843)
Malaysian Ringgit	HSBC	Buy	4,899,000	1,146,904	2/21/17	95,897	-
Euro	BZWS	Sell	9,798,000	11,006,583	2/22/17	-	(280,982)
Japanese Yen	BZWS	Sell	343,460,000	3,106,268	2/27/17	14,980	-
Japanese Yen	HSBC	Sell	1,131,678,000	10,219,095	2/27/17	33,506	-
Euro	BOFA	Sell	2,694,506	3,004,590	2/28/17	-	(100,316)
Euro	DBAB	Sell	1,530,900	1,708,714	2/28/17	-	(55,357)
Euro	DBAB	Sell	2,579,651	2,881,651	3/01/17	-	(91,028)
Japanese Yen	DBAB	Sell	229,660,000	2,063,933	3/01/17	-	(3,291)
Japanese Yen	JPHQ	Sell	848,300,000	7,609,846	3/03/17	-	(26,588)

Franklin Templeton Variable Insurance Products Trust

Statement of Investments, March 31, 2016 (unaudited) (continued)
Japanese Yen	HSBC	Sell	400,800,000	3,569,012	3/06/17	-	(39,494)
Euro	DBAB	Sell	1,536,000	1,702,687	3/07/17	-	(67,768)
Malaysian Ringgit	HSBC	Buy	36,880,000	8,974,328	3/22/17	368,653	-
Japanese Yen	JPHQ	Sell	285,510,329	2,593,756	3/24/17	21,158	-
Japanese Yen	JPHQ	Sell	172,207,000	1,537,617	3/31/17	-	(14,547)
Malaysian Ringgit	HSBC	Buy	7,790,000	1,927,979	3/31/17	44,654	-
Total Forw ard Exchange Contracts						$24,536,137	$(135,797,068)
Net unrealized appreciation (depreciation)							$(111,260,931)

aMay be comprised of multiple contracts w ith the same counterparty, currency and settlement date.
*In U.S. dollars unless otherw ise indicated.

At March 31, 2016, the Fund had the following interest rate swap contracts outstanding. See Note 3.

Interest Rate Swap
	Counterparty /		Notional	Expiration	Unrealized		Unrealized
Description	Exchange		Amount	Date Appreciation			Depreciation
Centrally Cleared Sw ap Contracts
Receive Floating rate 3-month USD BBA		LCH	$183,490,000	10/17/17		$-	$(912,067)
LIBOR Pay Fixed rate 0.926%
Receive Floating rate 3-month USD BBA		CME	13,090,000	10/04/23		-	(1,415,832)
LIBOR Pay Fixed rate 2.775%
Receive Floating rate 3-month USD BBA		CME	13,090,000	10/04/23		-	(1,436,081)
LIBOR Pay Fixed rate 2.795%
Receive Floating rate 3-month USD BBA		CME	13,090,000	10/07/23		-	(1,405,160)
LIBOR Pay Fixed rate 2.765%
Receive Floating rate 3-month USD BBA		LCH	34,000,000	7/07/24		-	(3,442,645)
LIBOR Pay Fixed rate 2.731%
Receive Floating rate 3-month USD BBA		LCH	114,670,000	1/22/25		-	(3,720,755)
LIBOR Pay Fixed rate 1.914%
Receive Floating rate 3-month USD BBA		LCH	143,340,000	1/23/25		-	(5,316,588)
LIBOR Pay Fixed rate 1.970%
Receive Floating rate 3-month USD BBA		LCH	84,590,000	1/27/25		-	(3,153,847)
LIBOR Pay Fixed rate 1.973%
Receive Floating rate 3-month USD BBA		LCH	21,150,000	1/29/25		-	(721,408)
LIBOR Pay Fixed rate 1.937%
Receive Floating rate 3-month USD BBA		LCH	17,910,000	1/30/25		-	(616,073)
LIBOR Pay Fixed rate 1.942%
Receive Floating rate 3-month USD BBA		LCH	28,210,000	2/03/25		-	(665,177)
LIBOR Pay Fixed rate 1.817%
Receive Floating rate 3-month USD BBA		CME	6,370,000	10/04/43		-	(2,275,661)
LIBOR Pay Fixed rate 3.668%
Receive Floating rate 3-month USD BBA		CME	6,370,000	10/04/43		-	(2,302,538)
LIBOR Pay Fixed rate 3.687%
Receive Floating rate 3-month USD BBA		CME	6,370,000	10/07/43		-	(2,284,962)
LIBOR Pay Fixed rate 3.675%
Contracts Total Centrally Cleared Sw ap Contracts						-	(29,668,794)

OTC Sw ap Contracts
Receive Floating rate 3-month USD BBA	JPHQ	$3,240,000		3/04/21	$-	$(379,913)
LIBOR Pay Fixed rate 3.558%
Receive Floating rate 3-month USD BBA	DBAB	14,630,000		3/28/21	-	(1,682,026)
LIBOR Pay Fixed rate 3.523%

Franklin Templeton Variable Insurance Products Trust

Statement of Investments, March 31, 2016 (unaudited) (continued)

Receive Floating rate 3-month USD BBA	CITI	7,460,000	2/25/41	-	(3,354,994)
LIBOR Pay Fixed rate 4.347%
Receive Floating rate 3-month USD BBA	JPHQ	7,460,000	2/25/41	-	(3,470,931)
LIBOR Pay Fixed rate 4.349%
Receive Floating rate 3-month USD BBA	JPHQ	5,600,000	2/28/41	-	(2,579,529)
LIBOR Pay Fixed rate 4.320%
Receive Floating rate 3-month USD BBA	JPHQ	1,870,000	3/01/41	-	(849,890)
LIBOR Pay Fixed rate 4.299%
Total OTC Sw ap Contracts				-	(12,317,283)
Total Interest Rate Sw ap Contracts				$-	$(41,986,077)
Net unrealized appreciation (depreciation)					$(41,986,077)

ABBREVIATIONS

Counterparty
BOFA Bank of America Corp.
BZWS Barclays Bank PLC
CITI Citigroup, Inc.
CME Chicago Mercantile Exchange
DBAB Deutsche Bank AG
GSCO Goldman Sachs Group, Inc.
HSBK HSBC Bank USA N.A.
JPHQ JP Morgan Chase & Co.
LCH London Clearing House
MSCO Morgan Stanley
SCNY Standard Chartered Bank
UBSW UBS AG

Currency

BRL Brazilian Real
COP Colombian Peso
EUR Euro
IDR Indonesian Rupiah
INR Indian Rupee
JPY Japanese Yen
KRW South Korean Won
LKR Sri Lankan Rupee
MXN Mexican Peso
MYR Malaysian Ringgit
PEN Peruvian Nuevo Sol
PHP Philippine Peso
PLN Polish Zloty
SGD Singapore Dollar

Selected Portfolio

FRN Floating Rate Note
GDP Gross Domestic Product
VRI Value Recovery Instruments

Franklin Templeton Variable Insurance Products Trust

Statement of Investments, March 31, 2016 (unaudited)

Templeton Growth VIP Fund	Country	Shares	Value
Common Stocks 96.9%
Aerospace & Defense 1.2%
BAE Systems PLC	United Kingdom	2,319,032	$16,962,166
Air Freight & Logistics 0.9%
United Parcel Service Inc., B	United States	120,190	12,676,439
Airlines 2.0%
[a] Deutsche Lufthansa AG	Germany	1,735,414	28,059,634
Auto Components 1.3%
Cie Generale des Etablissements Michelin, B	France	179,759	18,400,639
Automobiles 3.8%
Hero Motocorp Ltd.	India	220,820	9,817,666
Hyundai Motor Co.	South Korea	178,330	23,740,698
Nissan Motor Co. Ltd.	Japan	2,052,920	18,997,878
			52,556,242
Banks 16.2%
Bangkok Bank PCL	Thailand	913,600	4,681,127
BNP Paribas SA	France	428,187	21,556,988
Citigroup Inc.	United States	737,470	30,789,373
Credit Agricole SA	France	1,783,136	19,318,252
DBS Group Holdings Ltd.	Singapore	932,690	10,646,261
HSBC Holdings PLC	United Kingdom	3,242,064	20,228,029
ING Groep NV, IDR	Netherlands	1,387,726	16,790,926
JPMorgan Chase & Co.	United States	440,760	26,101,807
KB Financial Group Inc.	South Korea	657,984	18,294,645
Standard Chartered PLC	United Kingdom	2,883,083	19,577,701
SunTrust Banks Inc.	United States	478,520	17,265,002
UniCredit SpA	Italy	4,892,781	17,654,390
			222,904,501
Biotechnology 3.0%
Amgen Inc.	United States	184,830	27,711,562
Gilead Sciences Inc.	United States	141,830	13,028,504
			40,740,066
Capital Markets 2.3%
Credit Suisse Group AG	Switzerland	1,308,590	18,529,792
Morgan Stanley	United States	528,920	13,228,289
			31,758,081
Chemicals 1.0%
Akzo Nobel NV	Netherlands	204,762	13,960,914
Commercial Services & Supplies 0.5%
[a] Serco Group PLC	United Kingdom	4,886,178	7,196,974
Communications Equipment 1.9%
Cisco Systems Inc.	United States	778,890	22,174,998
Ericsson, B	Sweden	433,732	4,344,909
			26,519,907
Construction & Engineering 0.8%
[a,b] FLSmidth & Co. AS	Denmark	245,400	10,289,505
Construction Materials 1.3%
CRH PLC	Ireland	633,481	17,903,914
Consumer Finance 1.4%
Capital One Financial Corp.	United States	270,470	18,746,276

Quarterly Statement of Investments | See Notes to Statements of Investments.

Franklin Templeton Variable Insurance Products Trust

Statement of Investments, March 31, 2016 (unaudited) (continued)

Diversified Telecommunication Services 3.1%
[b] China Telecom Corp. Ltd., ADR	China	179,195	9,409,529
Singapore Telecommunications Ltd.	Singapore	4,679,470	13,266,718
Telefonica SA	Spain	1,787,635	20,046,609
			42,722,856
Energy Equipment & Services 3.0%
Baker Hughes Inc.	United States	301,680	13,222,634
Halliburton Co.	United States	554,390	19,802,811
Technip SA	France	137,470	7,621,909
			40,647,354
Food & Staples Retailing 2.7%
Metro AG	Germany	587,740	18,216,736
[a] Tesco PLC	United Kingdom	6,655,808	18,344,512
			36,561,248
Health Care Equipment & Supplies 2.0%
Getinge AB, B	Sweden	925,050	21,325,914
Medtronic PLC	United States	87,070	6,530,250
			27,856,164
Industrial Conglomerates 2.0%
Siemens AG	Germany	164,562	17,448,178
[a] Toshiba Corp.	Japan	4,835,860	9,410,044
			26,858,222
Insurance 4.3%
Aegon NV	Netherlands	3,053,986	16,803,949
American International Group Inc.	United States	312,040	16,865,762
[b] AXA SA	France	474,608	11,177,205
China Life Insurance Co. Ltd., H	China	6,041,230	14,905,753
			59,752,669
Internet Software & Services 1.4%
[a] Alphabet Inc., A	United States	25,760	19,652,304

Life Sciences Tools & Services 0.6%
[a] QIAGEN NV	Netherlands	385,000	8,580,470

Machinery 0.5%
[a] Navistar International Corp.	United States	598,440	7,492,469

Media 4.0%
Comcast Corp., A	United States	349,672	21,357,966
Sky PLC	United Kingdom	1,074,857	15,816,392
Twenty-First Century Fox Inc., A	United States	641,182	17,876,154
			55,050,512
Metals & Mining 2.4%
Glencore PLC	Switzerland	8,733,900	19,742,117
MMC Norilsk Nickel PJSC, ADR	Russia	1,040,760	13,436,212
			33,178,329
Oil, Gas & Consumable Fuels 11.8%
Apache Corp.	United States	429,280	20,953,157
BP PLC	United Kingdom	2,969,971	14,943,872
Chesapeake Energy Corp.	United States	2,848,070	11,734,048
Chevron Corp.	United States	198,410	18,928,314
Eni SpA	Italy	776,759	11,759,141
Galp Energia SGPS SA, B	Portugal	1,110,730	13,970,387
Kunlun Energy Co. Ltd.	China	17,103,030	14,815,931
Royal Dutch Shell PLC, A	United Kingdom	15,359	371,674
Royal Dutch Shell PLC, B	United Kingdom	1,215,849	29,701,976
Total SA, B	France	544,729	24,838,714
			162,017,214
Pharmaceuticals 7.2%
[a] Allergan PLC	United States	93,324	25,013,632

Franklin Templeton Variable Insurance Products Trust

Statement of Investments, March 31, 2016 (unaudited) (continued)
Eli Lilly & Co.	United States	121,580	8,754,976
GlaxoSmithKline PLC	United Kingdom	34,189	693,710
Merck KGaA	Germany	166,284	13,875,586
Roche Holding AG	Switzerland	45,563	11,220,686
Sanofi	France	227,717	18,366,833
Teva Pharmaceutical Industries Ltd., ADR	Israel	386,350	20,673,588
			98,599,011
Software 4.2%
Microsoft Corp.	United States	584,689	32,292,373
Oracle Corp.	United States	627,880	25,686,571
			57,978,944
Specialty Retail 0.5%
Kingfisher PLC	United Kingdom	1,282,008	6,939,739
Technology Hardware, Storage & Peripherals 5.3%
Hewlett Packard Enterprise Co.	United States	677,340	12,009,238
HP Inc.	United States	677,340	8,344,829
Samsung Electronics Co. Ltd.	South Korea	46,020	52,708,380
			73,062,447
Textiles, Apparel & Luxury Goods 1.2%
[a] Michael Kors Holdings Ltd.	United States	299,120	17,037,875
Wireless Telecommunication Services 3.1%
SoftBank Group Corp.	Japan	346,820	16,535,929
Turkcell Iletisim Hizmetleri AS, ADR	Turkey	1,653,543	17,378,737
Vodafone Group PLC	United Kingdom	2,681,677	8,524,097
			42,438,763
Total Common Stocks (Cost $1,277,452,251)			1,335,101,848
Preferred Stocks (Cost $22,230,600) 0.6%
Oil, Gas & Consumable Fuels 0.6%
[a] Petroleo Brasileiro SA, ADR, pfd.	Brazil	1,913,392	8,667,666

Total Investments before Short Term Investments (Cost $1,299,682,851)			1,343,769,514
Short Term Investments 1.8%
		Principal Amount
Time Deposits 1.0%
Bank of Montreal, 0.20%, 4/01/16	United States	$5,000,000	5,000,000
Royal Bank of Canada, 0.20%, 4/01/16	United States	8,600,000	8,600,000
Total Time Deposits (Cost $13,600,000)			13,600,000
Total Investments before Money Market Funds (Cost $1,313,282,851)			1,357,369,514
		Shares
Investments from Cash Collateral Received for Loaned Securities (Cost
$11,190,627) 0.8%
Money Market Funds 0.8%
[a,c] Institutional Fiduciary Trust Money Market Portfolio	United States	11,190,627	11,190,627
Total Investments (Cost $1,324,473,478) 99.3%			1,368,560,141
Other Assets, less Liabilities 0.7%			10,060,947
Net Assets 100.0%			$1,378,621,088

a Non-income producing.
b A portion or all of the security is on loan at March 31, 2016.
c See Note 11 regarding investments in affiliated management investment companies.

Franklin Templeton Variable Insurance Products Trust

Statement of Investments, March 31, 2016 (unaudited) (continued)

ABBREVIATIONS
Selected Portfolio

ADR	-	American Depositary Receipt
IDR	-	International Depositary Receipt

Franklin Templeton Variable Insurance Products Trust

Notes to Statements of Investments (unaudited)

1. ORGANIZATION

Franklin Templeton Variable Insurance Products Trust (Trust) is registered under the Investment Company Act of 1940 (1940 Act) as an open-end management investment company, consisting of nineteen separate funds (Funds) and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles (U.S. GAAP). Shares of the Funds are generally sold only to insurance company separate accounts to fund the benefits of variable life insurance policies or variable annuity contracts.

Franklin Founding Funds Allocation VIP Fund and Franklin VolSmart Allocation VIP Fund invest in Franklin Templeton mutual funds (Underlying Funds).

The accounting policies of the Underlying Funds are outlined in their respective shareholder reports. A copy of the Underlying Funds’ shareholder reports is available on the U.S. Securities and Exchange Commission (SEC) website at sec.gov or at the SEC’s Public Reference Room in Washington, D.C. The Underlying Funds’ shareholder reports are not covered by this report.

2. FINANCIAL INSTRUMENT VALUATION

The Funds' investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Funds calculate the net asset value (NAV) per share as of 4 p.m. Eastern time each day the New York Stock Exchange (NYSE) is open for trading. Under compliance policies and procedures approved by the Trust's Board of Trustees (the Board), the Funds' administrator has responsibility for oversight of valuation, including leading the cross-functional Valuation and Liquidity Oversight Committee (VLOC). The VLOC provides administration and oversight of the Funds' valuation policies and procedures, which are approved annually by the Board. Among other things, these procedures allow the Funds to utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

Equity securities, exchange traded funds, and derivative financial instruments (derivatives) listed on an exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded or as of 4 p.m. Eastern time, whichever is earlier. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the day that the value of the security is determined. Over-the-counter (OTC) securities are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities.

Debt and certain preferred securities generally trade in the OTC market rather than on a securities exchange. The Funds' pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value. Securities denominated in a foreign currency are converted into their U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the date that the values of the foreign debt securities are determined.

Investments in open-end mutual funds are valued at the closing NAV. Repurchase agreements and time deposits are valued at cost, which approximates fair value.

Certain derivatives trade in the OTC market. The Funds’ pricing services use various techniques including industry standard option pricing models and proprietary discounted cash flow models to determine the fair value of those instruments. The Funds’ net benefit or obligation under the derivative contract, as measured by the fair value of the contract, is included in net assets.

The Funds have procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the VLOC convenes on a regular basis to review such financial instruments and considers a number of factors, including significant unobservable valuation inputs, when arriving at fair value. The VLOC primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed. The VLOC employs various methods for calibrating these valuation approaches including a regular review of key inputs and assumptions, transactional back-testing or disposition analysis, and reviews of any related market activity.

Trading in securities on foreign securities stock exchanges and OTC markets may be completed before 4 p.m. Eastern time. In addition, trading in certain foreign markets may not take place on every NYSE business day. Occasionally, events occur between the time at which trading in a foreign security is completed and the close of the NYSE that might call into question the reliability of the value of a portfolio security held by the Funds. As a result, differences may arise between the value of the Funds’ portfolio securities as determined at the foreign market close and the latest indications of value at the close of the NYSE. In order to minimize the potential for these differences, the VLOC monitors price movements following the close of trading in foreign stock markets through a series of country specific market proxies (such as baskets of American Depositary Receipts, futures contracts and exchange traded funds). These price movements are measured against established trigger thresholds for each specific market proxy to assist in determining if an event has occurred that may call into question the reliability of the values of the foreign securities held by the Funds. If such an event occurs, the securities may be valued using fair value procedures, which may include the use of independent pricing services.

When the last day of the reporting period is a non-business day, certain foreign markets may be open on those days that the NYSE is closed, which could result in differences between the value of the Funds’ portfolio securities on the last business day and the last calendar day of the reporting period. Any significant security valuation changes due to an open foreign market are adjusted and reflected by the Funds for financial reporting purposes.

3. DERIVATIVE FINANCIAL INSTRUMENTS

Certain or all Funds invested in derivatives in order to manage risk or gain exposure to various other investments or markets. Derivatives are financial contracts based on an underlying or notional amount, require no initial investment or an initial net investment that is smaller than would normally be required to have a similar response to changes in market factors, and require or permit net settlement. Derivatives contain various risks including the potential inability of the counterparty to fulfill their obligations under the terms of the contract, the potential for an illiquid secondary market, and/or the potential for market movements.

Derivative counterparty credit risk is managed through a formal evaluation of the creditworthiness of all potential counterparties. Certain or all Funds attempt to reduce their exposure to counterparty credit risk on OTC derivatives, whenever possible, by entering into International Swaps and Derivatives Association (ISDA) master agreements with certain counterparties. These agreements contain various provisions, including but not limited to collateral requirements, events of default, or early termination. Termination events applicable to the counterparty include certain deteriorations in the credit quality of the counterparty. Termination events applicable to the Funds include failure of the Funds to maintain certain net asset levels and/or limit the decline in net assets over various periods of time. In the event of default or early termination, the ISDA master agreement gives the non-defaulting party the right to net and close-out all transactions traded, whether or not arising under the ISDA agreement, to one net amount payable by one counterparty to the other. Early termination by the counterparty may result in an immediate payment by the Funds of any net liability owed to that counterparty under the ISDA agreement.

Collateral requirements differ by type of derivative. Collateral or initial margin requirements are set by the broker or exchange clearing house for exchange traded and centrally cleared derivatives. Initial margin deposited is held at the exchange and can be in the form of cash and/or securities. For OTC derivatives traded under an ISDA master agreement, posting of collateral is required by either the Fund or the applicable counterparty if the total net exposure of all OTC derivatives with the applicable counterparty exceeds the minimum transfer amount, which typically ranges from $100,000 to $250,000, and can vary depending on the counterparty and the type of the agreement. Generally, collateral is determined at the close of Fund business each day and any additional collateral required due to changes in derivative values may be delivered by the Fund or the counterparty within a few business days. Collateral pledged and/or received by the Fund for OTC derivatives, if any, is held in segregated accounts with the Funds’ custodian/counterparty broker and can be in the form of cash and/or securities. Unrestricted cash may be invested according to the Funds' investment objectives. To the extent that the amounts due to the Fund from its counterparties are not subject to collateralization or are not fully collateralized, the Fund bears the risk of loss from counterparty non-performance.

Certain or all Funds entered into exchange traded futures contracts primarily to manage and/or gain exposure to certain foreign currencies. A futures contract is an agreement between the Fund and a counterparty to buy or sell an asset for a specified price on a future date. Required initial margins are pledged by the Fund, and the daily change in fair value is accounted for as a variation margin payable or receivable.

Certain or all Funds entered into OTC forward exchange contracts primarily to manage and/or gain exposure to certain foreign currencies. A forward exchange contract is an agreement between the Fund and a counterparty to buy or sell a foreign currency for a specific exchange rate on a future date.

Certain or all Funds entered into credit default swap contracts primarily to manage exposure to credit risk. A credit default swap is an agreement between the Fund and a counterparty whereby the buyer of the contract receives credit protection and the seller of the contract guarantees the credit worthiness of a referenced debt obligation. These agreements may be privately negotiated in the over-the-counter market (OTC credit default swaps) or may be executed in a multilateral trade facility platform, such as a registered exchange (centrally cleared credit default swaps). The underlying referenced debt obligation may be a single issuer of corporate or sovereign debt, a credit index, a basket of issuers or indices, or a tranche of a credit index or basket of issuers or indices. In the event of a default of the underlying referenced debt obligation, the buyer is entitled to receive the notional amount of the credit default swap contract from the seller in exchange for the referenced debt obligation, a net settlement amount equal to the notional amount of the credit default swap less the recovery value of the referenced debt obligation, or other agreed upon amount. For centrally cleared credit default swaps, required initial margins are pledged by the Fund, and the daily change in fair value is accounted for as a variation margin payable or receivable. Over the term of the contract, the buyer pays the seller a periodic stream of payments, provided that no event of default has occurred. Such periodic payments are accrued daily as an unrealized appreciation or depreciation until the payments are made, at which time they are realized. Upfront payments and receipts represent compensating factors between stated terms of the credit default swap agreement and prevailing market conditions (credit spreads and other relevant factors). These upfront payments and receipts are amortized over the term of the contract as a realized gain or loss.

Certain or all Funds entered into interest rate swap contracts primarily to manage interest rate risk. An interest rate swap is an agreement between the Fund and a counterparty to exchange cash flows based on the difference between two interest rates, applied to a notional amount. These agreements may be privately negotiated in the over-the-counter market (OTC interest rate swaps) or may be executed on a registered exchange (centrally cleared interest rate swaps). For centrally cleared interest rate swaps, required initial margins are pledged by the Fund, and the daily change in fair value is accounted for as a variation margin payable or receivable. Over the term of the contract, contractually required payments to be paid and to be received are accrued daily and recorded as unrealized depreciation and appreciation until the payments are made, at which time they are realized.

Certain or all Funds entered into OTC total return swap contracts primarily to manage and/or gain exposure to the equity price risk of an underlying instrument such as a stock, bond, index or basket of securities or indices. A total return swap is an agreement between the Fund and a counterparty to exchange a return linked to an underlying instrument for a floating or fixed rate payment, both based upon a notional amount. Over the term of the contract, contractually required payments to be paid or received are accrued daily and recorded as unrealized appreciation or depreciation until the payments are made, at which time they are recognized as realized gain or loss.

Certain or all Funds invest in value recovery instruments (VRI) primarily to gain exposure to growth risk. Periodic payments from VRI are dependent on established benchmarks for underlying variables. VRI has a notional amount, which is used to calculate amounts of payments to holders. Payments are recorded upon receipt as realized gains. The risks of investing in VRI include growth risk, liquidity, and the potential loss of investment.

The following funds have invested in derivatives during the period.

Franklin Mutual Global Discovery VIP Fund - Futures and forwards
Franklin Mutual Shares VIP Fund - Futures and forwards
Franklin Strategic Income VIP Fund - Forwards, swaps and value recovery instruments
Franklin VolSmart Allocation VIP Fund - Futures and swaps
Templeton Global Bond VIP Fund - Forwards, swaps and value recovery instruments

4. MORTGAGE DOLLAR ROLLS

Certain or all Funds enter into mortgage dollar rolls, typically on a to-be-announced basis. Mortgage dollar rolls are agreements between the Fund and a financial institution to simultaneously sell and repurchase mortgage-backed securities at a future date. Gains or losses are realized on the initial sale, and the difference between the repurchase price and the sale price is recorded as an unrealized gain or loss to the Fund upon entering into the mortgage dollar roll. In addition, the Fund may invest the cash proceeds that are received from the initial sale. During the period between the sale and repurchase, the Fund is not entitled to principal and interest paid on the mortgage backed securities. The risks of mortgage dollar roll transactions include the potential inability of the counterparty to fulfill its obligations.

5. INCOME TAXES

At March 31, 2016, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

		Franklin Founding
	Franklin Flex Cap	Funds Allocation	Franklin Global Real	Franklin Grow th and
	Grow th VIP Fund	VIP Fund	Estate VIP Fund	Income VIP Fund

Cost of investments	$70,314,938	$833,316,934	$214,581,450	$228,444,837

Unrealized appreciation	$35,658,427	$207,365,730	$122,610,156	$59,057,376
Unrealized depreciation	(3,117,859)	(52,298,280)	(19,381,571)	(7,296,547)
Net unrealized appreciation (depreciation)	$32,540,568	$155,067,450	$103,228,585	$51,760,829

	Franklin High	Franklin Income VIP	Franklin Large Cap	Franklin Mutual Global
	Income VIP Fund	Fund	Grow th VIP Fund	Discovery VIP Fund

Cost of investments	$294,264,498	$5,625,536,218	$179,145,620	$589,532,881

Unrealized appreciation	$3,277,152	$649,564,389	$74,535,259	$131,952,903
Unrealized depreciation	(48,026,774)	(551,287,374)	(9,528,125)	(75,796,083)
Net unrealized appreciation (depreciation)	$(44,749,622)	$98,277,015	$65,007,134	$56,156,820

	Franklin Mutual	Franklin Rising	Franklin Sm all Cap	Franklin Small-Mid
	Shares VIP Fund	Dividends VIP Fund	Value VIP Fund	Cap Growth VIP Fund

Cost of investments	$3,412,300,541	$1,008,970,305	$1,046,485,190	$440,239,454

Unrealized appreciation	$1,030,192,681	$630,299,746	$324,972,202	$164,424,900
Unrealized depreciation	(498,429,511)	(29,162,379)	(93,963,368)	(47,622,856)
Net unrealized appreciation (depreciation)	$531,763,170	$601,137,367	$231,008,834	$116,802,044

		Franklin U.S.
	Franklin Strategic	Government	Franklin VolSm art	Templeton Developing
	Income VIP Fund	Securities VIP Fund	Allocation VIP Fund	Markets VIP Fund

Cost of investments	$801,501,359	$1,397,164,480	$70,603,678	$282,093,297

Unrealized appreciation	$19,021,861	$22,973,927	$2,082,211	$34,348,073
Unrealized depreciation	(75,475,580)	(10,465,800)	(2,047,939)	(31,930,152)
Net unrealized appreciation (depreciation)	$(56,453,719)	$12,508,127	$34,272	$2,417,921

	Templeton Foreign	Templeton Global	Tem pleton Grow th
	VIP Fund	Bond VIP Fund	VIP Fund

Cost of investments	$2,236,057,793	$3,259,988,878	$1,335,494,109

Unrealized appreciation	$257,953,176	$49,917,110	$240,678,342
Unrealized depreciation	(389,709,047)	(197,252,722)	(207,612,310)
Net unrealized appreciation (depreciation)	$(131,755,871)	$(147,335,612)	$33,066,032

6. CONCENTRATION OF RISK

Investing in foreign securities may include certain risks and considerations not typically associated with investing in U.S. securities, such as fluctuating currency values and changing local and regional economic, political and social conditions, which may result in greater market volatility. In addition, certain foreign securities may not be as liquid as U.S. securities.

Certain or all Funds invest a large percentage of its total assets in Real Estate Investment Trust securities. Such concentration may subject the Funds to special risks associated with real estate securities. These securities may be more sensitive to economic or regulatory developments due to a variety of factors such as local, regional, national and global economic conditions, interest rates and tax considerations.

7. RESTRICTED SECURITIES

At March 31, 2016, the following funds held investments in restricted securities, excluding certain securities exempt from registration under the Securities Act of 1933 deemed to be liquid, as follows:

Principal
Amount/		Acquisition
Shares/Units	Issuer	Dates	Cost	Value
Franklin Income VIP Fund
1,559,550	First Data Holdings Inc., B	6/26/14	$19,718,400	$18,162,519
75,000	[a]Rex Energy Corp.	3/31/16	3,860,972	39,448
	Total Restricted Securities (Value is 0.32% of Net Assets)		$23,579,372	$18,201,967

Franklin Large Cap Growth VIP Fund
9,780,975	Acerta Pharma BV (Value is 0.21% of Net Assets)	1/29/16	$562,683	$505,295

Franklin Mutual Global Discovery VIP Fund
595	Broadband Ventures III LLC, secured promissory note, 5.00%, 2/01/12	7/01/10 - 11/30/12	$595	$-
2,077,368	FIM Coinvestor Holdings I, LLC	11/20/06 - 6/02/09	-	-
2,172,000	Hightow er Holding LLC, pfd., A, Series 2	6/10/10 - 5/10/12	5,430,000	5,664,576
424,073	International Automotive Components Group Brazil LLC	4/13/06 - 12/26/08	281,629	7,612
4,052,916	International Automotive Components Group North America LLC	1/12/06 - 3/18/13	3,247,714	2,460,529
1,841	Warrior Met Coal LLC, A	3/31/16	2,420,000	221,058
4,303	Warrior Met Coal LLC, B	3/31/16	344,261	516,682
	Total Restricted Securities (Value is 1.36% of Net Assets)		$11,724,199	$8,870,457

Franklin Mutual Shares VIP Fund
1,754	Broadband Ventures III LLC, secured promissory note, 5.00%, 2/01/12	7/01/10 - 11/30/12	$1,754	$-
6,400,507	CB FIM Coinvestors LLC	1/15/09 - 6/02/09	-	-
8,006,950	FIM Coinvestor Holdings I, LLC	11/20/06 - 6/02/09	-	-
1,730,515	International Automotive Components Group Brazil LLC	4/13/06 - 12/26/08	1,149,241	31,061
15,382,424	International Automotive Components Group North America LLC	1/12/06 - 3/18/13	12,591,586	9,338,685
12,324	Warrior Met Coal LLC, A	3/31/16	16,187,328	1,479,801
28,795	Warrior Met Coal LLC, B	3/31/16	2,303,594	3,457,552
	Total Restricted Securities (Value is 0.36% of Net Assets)		$32,233,503	$14,307,099

Franklin Small-Mid Cap Grow th VIP Fund
115,528	DraftKings Inc., pfd., D	8/07/15	$622,221	$311,110
284,105	DraftKings Inc., pfd., D-1	8/07/15	2,177,781	1,088,891
	Total Restricted Securities (Value is 0.26% of Net Assets)		$2,800,002	$1,400,001

Franklin Strategic Income VIP Fund
1,499	Warrior Met Coal LLC, A (Value is 0.02% of Net Assets)	3/31/16	$2,911,693	$179,992

aThe Fund also invests in unrestricted securities or other investments in the issuer, valued at $700,000 as of March 31, 2016.

8. UNFUNDED LOAN COMMITMENTS

Certain or all Funds enter into certain credit agreements, all or a portion of which may be unfunded. The Funds are obligated to fund these loan commitments at the borrowers’ discretion. Unfunded loan commitments and funded portions of credit agreements are marked to market daily. Funded portions of credit agreements are presented in the Statements of Investments.

At March 31, 2016, unfunded commitments were as follows:

Unfunded
Borrow er	Commitment
Franklin Mutual Global Discovery VIP Fund
Walter Energy Inc., DIP Term Loan, 12.00%, 4/01/16	$36,164

Franklin Mutual Shares VIP Fund
Walter Energy Inc., DIP Term Loan, 12.00%, 4/01/16	$242,015

9. HOLDINGS OF 5% VOTING SECURITIES OF PORTFOLIO COMPANIES

The 1940 Act defines "affiliated companies" to include investments in portfolio companies in which a fund owns 5% or more of the outstanding voting securities. Investments in "affiliated companies" for the three months ended March 31, 2016, were as shown below.

	Number of			Number of
	Shares			Shares	Value at
	Held at Beginning Gross		Gross	Held at End of	End of		Investment Realized
Name of Issuer	of Period Additions Reductions			Period	Period		Income Gain (Loss)
Franklin Mutual Shares VIP Fund
Non-Controlled Affiliates
CB FIM Coinvestors LLC (Value is 0.00% of Net Assets)	6,400,507	-	-	6,400,507	$-	$	- $	-

10. INVESTMENTS IN UNDERLYING FUNDS

Certain or all Funds invest primarily in the Underlying Funds which are managed by affiliates of the Fund’s administrative manager, Franklin Templeton Services, LLC. The Fund does not invest in the Underlying Funds for the purpose of exercising a controlling influence over the management or policies.

Investments in Underlying Funds for the three months ended March 31, 2016, were as follows:

								% of Underlying Fund
	Number of Shares			Number of Shares	Value at			Shares Outstanding
	Held at Beginning	Gross	Gross	Held at End of	End of	Investment	Realized	Held at End of
Underlying Funds	of Period Additions Reductions			Period	Period	Income	Gain (Loss)	Period
Franklin Founding Funds Allocation VIP Fund
Franklin Income VIP Fund, Class 1	23,343,030	67,295	(1,222,119)	22,188,206	$329,272,978	$-	$(2,014,863)	5.59%
Franklin Mutual Shares VIP Fund, Class 1	17,510,038	-	(702,852)	16,807,186	329,084,698	-	(543,963)	8.21%
Templeton Grow th VIPFund, Class 1	25,118,084	-	(378,451)	24,739,633	330,026,708	-	1,067,498	23.68%
Total					$988,384,384	$-	$(1,491,328)

Franklin VolSmart Allocation VIP Fund
Franklin DynaTech Fund, Class R6	177,994	-	-	177,994	8,394,185	-	-	0.28%
Franklin Income Fund, Class R6	3,330,823	51,969	-	3,382,792	7,103,863	105,126	-	0.01%
Franklin Low Duration Total Return Fund, Class R6	881,451	3,626	-	885,077	8,664,902	34,786	-	0.34%
Franklin Strategic Income Fund, Class R6	796,192	155,103	-	951,295	8,751,910	89,037	-	0.12%
Institutional Fiduciary Trust Money Market Portfolio	1,582,659	9,323,100	(7,115,232)	3,790,527	3,790,527	-	-	0.02%
Total					$36,705,387	$228,949	$-

11. INVESTMENTS IN AFFILIATED MANAGEMENT INVESTMENT COMPANIES

Certain or all Funds invest in affiliated management investment companies for purposes other than exercising a controlling influence over the management or policies. Management fees paid by the Funds are waived on assets invested in the affiliated management investment companies, in an amount not to exceed the management and administrative fees paid directly or indirectly by each affiliate. Prior to January 1, 2014, the waiver was accounted for as a reduction to management fees.

% of Affiliated Fund
	Number of Shares			Shares	Value at		Shares Outstanding
	Held at Beginning	Gross	Gross	Held at End of	End of	Investment Realized	Held at End of
	of Period	Additions	Reductions	Period	Period	Income Gain (Loss)	Period
Franklin Flex Cap Growth VIP Fund
Non-Controlled Affiliates
Institutional Fiduciary Trust Money Market Portfolio	-	7,935,152	(6,663,375)	1,271,777	$1,271,777	$ - $ -	0.01%

Franklin Income VIP Fund
Non-Controlled Affiliates
Institutional Fiduciary Trust Money Market Portfolio	589,053,827	333,532,336	(174,886,114)	747,700,049	$747,700,049	$-	$-	3.48%

Franklin Mutual Global Discovery VIP Fund
Non-Controlled Affiliates
Institutional Fiduciary Trust Money Market Portfolio	-	7,856,000	(7,856,000)	-	$-	$-	$-	0.00%

Franklin Mutual Shares VIP Fund
Non-Controlled Affiliates
Institutional Fiduciary Trust Money Market Portfolio	-	34,104,000	(34,104,000)	-	$-	$-	$-	0.00%

Franklin Rising Dividends VIP Fund
Non-Controlled Affiliates
Institutional Fiduciary Trust Money Market Portfolio	292,061	139,043,273	(39,429,865)	99,905,469	$99,905,469	$-	$-	0.46%

Franklin Small Cap Value VIP Fund
Non-Controlled Affiliates
Institutional Fiduciary Trust Money Market Portfolio	103,357,618	57,484,582	(59,492,324)	101,349,876	$101,349,876	$-	$-	0.47%

Franklin Small-Mid Cap Growth VIP Fund
Non-Controlled Affiliates
Institutional Fiduciary Trust Money Market Portfolio	33,143,168	67,902,198	(79,556,967)	21,488,399	$21,488,399	$-	$-	0.10%

Franklin Strategic Income VIP Fund
Non-Controlled Affiliates
Institutional Fiduciary Trust Money Market Portfolio	63,296,131	38,815,400	(28,983,771)	73,127,760	$73,127,760	$-	$-	0.34%
Franklin Low er Tier Floating Rate Fund	3,135,765	70,688	-	3,206,453	30,108,593	645,026	-	7.18%
Franklin Middle Tier Floating Rate Fund	2,704,835	38,929	-	2,743,764	26,093,196	368,351	-	7.51%
Total					$129,329,549	$1,013,377	$-

Templeton Developing Markets VIP Fund
Non-Controlled Affiliates
Institutional Fiduciary Trust Money Market Portfolio	36,108,301	10,425,838	(19,224,241)	27,309,898	$27,309,898	$-	$-	12.70%

Templeton Foreign VIP Fund
Non-Controlled Affiliates
Institutional Fiduciary Trust Money Market Portfolio	71,421,269	190,208,091	(154,482,878)	107,146,482	$107,146,482	$-	$-	0.49%

Templeton Global Bond VIP Fund
Non-Controlled Affiliates
Institutional Fiduciary Trust Money Market Portfolio	420,632,565	266,457,927	(117,372,228)	569,718,264	$569,718,264	$-	$-	2.65%

Templeton Growth VIP Fund
Non-Controlled Affiliates
Institutional Fiduciary Trust Money Market Portfolio	8,864,598	60,538,950	(58,212,921)	11,190,627	$11,190,627	$-	$-	0.05%

12. INVESTMENTS IN FT HOLDINGS CORPORATION III (FT Subsidiary)

Franklin Strategic Income VIP Fund invests in certain financial instruments through its investment in the FT Subsidiary. FT Subsidiary is a Delaware Corporation, is a wholly-owned subsidiary of the Fund, and is able to invest in certain financial instruments consistent with the investment objective of the Fund. At March 31, 2016, FT Subsidiary’s investment, Turtle Bay Resort, as well as any other assets and liabilities of the FT Subsidiary are reflected in the Fund’s Consolidated Statement of Investments. At March 31, 2016, the net assets of FT Subsidiary were $4,948,034, representing less than 1% of the Fund’s consolidated net assets. The Fund’s investment in FT Subsidiary is limited to 25% of consolidated assets.

13. FAIR VALUE MEASUREMENTS

The Funds follow a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Funds’ own market assumptions (unobservable inputs). These inputs are used in determining the value of the Funds’ financial instruments and are summarized in the following fair value hierarchy:

  Level 1 – quoted prices in active markets for identical financial instruments
  Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
  Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of financial instruments)

The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.

For movements between the levels within the fair value hierarchy, the Funds have adopted a policy of recognizing the transfers as of the date of the underlying event which caused the movement.

A summary of inputs used as of March 31, 2016, in valuing the Funds’ assets and liabilities carried at fair value, is as follows:

	Level 1	Level 2	Level 3		Total
Franklin Flex Cap Grow th VIP Fund
Assets:
Investments in Securities:
Equity Investments[a]	$101,583,729	$-	$-		$101,583,729
Short Term Investments	1,271,777	-	-		1,271,777
Total Investments in Securities	$102,855,506	$-	$-		$102,855,506

Franklin Founding Funds Allocation VIP Fund
Assets:
Investments in Underlying Funds[b]	$988,384,384	$-	$-		$988,384,384

Franklin Global Real Estate VIP Fund
Assets:
Investments in Securities:
Equity Investments:[a]	$315,399,968	$-	$-		$315,399,968
Short Term Investments	-	2,410,067	-		2,410,067
Total Investments in Securities	$315,399,968	$2,410,067	$-		$317,810,035

Franklin Grow th and Income VIP Fund
Assets:
Investments in Securities:
Equity Investments[a,c]	$258,884,203	$-	$-		$258,884,203
Equity-Linked Securities[a]	-	15,026,096	-		15,026,096
Short Term Investments	-	6,295,367	-		6,295,367
Total Investments in Securities	$258,884,203	$21,321,463	$-		$280,205,666

Franklin High Income VIP Fund
Assets:
Investments in Securities:
Equity Investments:[c]
Transportation	$-	$89,712	$197,354		$287,066
Corporate Bonds	-	239,303,175	200,191		239,503,366
Senior Floating Rate Interests	-	1,482,690	-		1,482,690
Escrow and Litigation Trusts	-	-	-	d	-
Short Term Investments	-	8,241,754	-		8,241,754
Total Investments in Securities	$-	$249,117,331	$397,545		$249,514,876

Franklin Income VIP Fund
Assets:
Investments in Securities:
Equity Investments:[c]
Energy	$385,421,378	$2,656,000	$39,448		$388,116,826
Financials	296,645,067	3,918,750	-		300,563,817
Industrials	506,356,743	5,204,904	6,092,785		517,654,432
Information Technology	363,690,055	-	18,162,519		381,852,574
All Other Equity Investments[a]	1,364,107,880	-	-		1,364,107,880
Equity-Linked Securities	-	271,786,320	-		271,786,320
Convertible Bonds	-	8,006,250	-		8,006,250
Corporate Bonds	-	1,445,431,889	-		1,445,431,889
Senior Floating Rate Interests	-	206,757,611	-		206,757,611
Escrow s and Litigation Trusts	-	-	-	d	-
U.S. Government and Agency Securities	-	72,995,109	-		72,995,109
Short Term Investments	747,700,049	18,840,477	-		766,540,526
Total Investments in Securities	$3,663,921,172	$2,035,597,310	$24,294,752		$5,723,813,234

Franklin Large Cap Grow th VIP Fund
Assets:
Investments in Securities:
Equity Investments:[c]
Health care	$39,131,197	$-	$505,295		$39,636,492
All Other Equity Investments[a]	197,781,028	-	-		197,781,028
Short Term Investments	-	6,735,234	-		6,735,234
Total Investments in Securities	$236,912,225	$6,735,234	$505,295		$244,152,754

Franklin Mutual Global Discovery VIP Fund
Assets:
Investments in Securities:
Equity Investments:[c]
Auto Components	$3,152,775	$-	$2,468,141		$5,620,916
Banks	85,250,662	8,327,094	-		93,577,756
Diversified Financial Services	3,026,121	-	5,664,576		8,690,697
Oil, Gas & Consumable Fuels	38,156,021	-	737,740		38,893,761
All Other Equity Investments[a]
	431,929,684	-	-	d	431,929,684
Corporate Bonds, Notes and Senior Floating Rate
Interests	-	21,133,257	-		21,133,257
Corporate Bonds, Notes and Senior Floating Rate Interests in
				d
Reorganization	-	4,498,161	2,504		4,500,665
Companies in Liquidation	-	1,039,343	-	d	1,039,343
Municipal Bonds	-	1,560,090	-		1,560,090
Short Term Investments	22,489,286	16,254,246	-		38,743,532
Total Investments in Securities	$584,004,549	$52,812,191	$8,872,961		$645,689,701

Other Financial Instruments:
Forw ard Exchange Contracts	$-	$60,577	$-		$60,577

Liabilities:
Other Financial Instruments:
Securities Sold Short	$1,487,702	$-	$-		$1,487,702
Futures Contracts	1,098,660	-	-		1,098,660
Forw ard Exchange Contracts	-	1,794,452	-		1,794,452
Total Other Financial Instruments	$2,586,362	$1,794,452	$-		$4,380,814

Franklin Mutual Shares VIP Fund
Assets:
Investments in Securities:
Equity Investments:[c]
Auto Components	$-	$-	$9,369,746		$9,369,746
Machinery	63,581,869	12,546,661	-		76,128,530
Oil, Gas & Consumable Fuels	231,074,695	-	4,937,353		236,012,048
All Other Equity Investments[a]	3,214,753,723	-	-	d	3,214,753,723
Corporate Bonds, Notes and Senior Floating Rate
Interests	-	178,042,078	-		178,042,078
Corporate Bonds, Notes and Senior Floating Rate Interests in
Reorganization	-	63,732,241	62,835		63,795,076
Companies in Liquidation	-	8,569,915	-	d	8,569,915
Municipal Bonds	-	14,082,210	-		14,082,210
Short Term Investments	131,947,362	11,363,023	-		143,310,385
Total Investments in Securities	$3,641,357,649	$288,336,128	$14,369,934		$3,944,063,711

Other Financial Instruments:
Forw ard Exchange Contracts	$-	$36,796	$-		$36,796

Liabilities:
Other Financial Instruments:
Securities Sold Short	$9,533,061	$-	$-		$9,533,061
Futures Contracts	3,179,138	-	-		3,179,138
Forw ard Exchange Contracts	-	4,865,371	-		4,865,371
Total Other Financial Instruments	$12,712,199	$4,865,371	$-		$17,577,570

Franklin Rising Dividends VIP Fund
Assets:
Investments in Securities:
Equity Investments[c]	$1,510,202,203	$-	$-		1,510,202,203
Short Term Investments	99,905,469	-	-		99,905,469
Total Investments in Securities	$1,610,107,672	$-	$-		$1,610,107,672

Franklin Small Cap Value VIP Fund
Assets:
Investments in Securities:
Equity Investments[a,c]	$1,170,043,394	$-	$-		$1,170,043,394
Corporate Bonds	-	4,888,240	-		4,888,240
Short Term Investments	101,349,876	1,212,514	-		102,562,390
Total Investments in Securities	$1,271,393,270	$6,100,754	$-		$1,277,494,024

Franklin Small-Mid Cap Grow th VIP Fund
Assets:
Investments in Securities:
Equity Investments:[c]
Consumer Discretionary	$98,985,121	$-	$1,400,001		$100,385,122
All Other Equity Investments[a]	435,167,977	-	-		435,167,977
Short Term Investments	21,488,399	-	-		21,488,399
Total Investments in Securities	$555,641,497	$-	$1,400,001		$557,041,498

Franklin Strategic Income VIP Fund
Assets:
Investments in Securities:
Equity Investments:[c]
Consumer Services	$-	$-	$4,943,767		$4,943,767
Energy	-	-	179,992		179,992
Health Care Equipment & Services	-	148,500	-		148,500
Transportation	-	89,712	197,354		287,066
All Other Equity Investments[a]	68,455,289	-	-		68,455,289
Corporate Bonds	-	286,785,631	116,376		286,902,007
Senior Floating Rate Interests	-	81,878,687	-		81,878,687
Foreign Government and Agency Securities	-	93,829,328	-		93,829,328
U.S. Government and Agency Securities	-	29,836,318	-		29,836,318
Asset-Backed Securities and Commercial
Mortgage-Backed Securities	-	52,551,981	-		52,551,981
Mortgage-Backed Securities	-	42,361,841	-		42,361,841
Municipal Bonds	-	10,538,533	-		10,538,533
Escrow s and Litigation Trusts	-	-	6,571	d	6,571
Short Term Investments	73,127,760	-	-		73,127,760
Total Investments in Securities	$141,583,049	$598,020,531	$5,444,060		$745,047,640

Other Financial Instruments:
Forw ard Exchange Contracts	$-	$1,007,971	$-		$1,007,971
Sw ap Contracts	-	64,196	-		64,196
Total Other Financial Instruments	$-	$1,072,167	$-		$1,072,167

Liabilities:
Other Financial Instruments:
Forw ard Exchange Contracts	$-	$2,852,144	$-		$2,852,144

Franklin U.S. Government Securities VIP Fund
Assets:
Investments in Securities:
Foreign Government and Agency Securities	$-	$1,734,746	$-		$1,734,746
Mortgage-Backed Securities	-	1,111,885,990	-		1,111,885,990
U.S. Government and Agency Securities	-	255,711,185	-		255,711,185
Short Term Investments	-	40,340,686	-		40,340,686
Total Investments in Securities	$-	$1,409,672,607	$-		$1,409,672,607

Franklin VolSmart Allocation VIP Fund
Assets:
Investments in Securities:
Equity Investments[a]	$33,932,563	$-	$-		$33,932,563
Investments in Underlying Funds[b]	32,914,860	-	-		32,914,860
Short Term Investments	3,790,527	-	-		3,790,527
Total Investments in Securities	$70,637,950	$-	$-		$70,637,950

Liabilities:
Other Financial Instruments:
Sw ap Contracts	$-	$2,371	$-		$2,371

Templeton Developing Markets VIP Fund
Assets:
Investments in Securities:
Equity Investments:[a,c]	$256,423,173	$-	$-		$256,423,173
Participatory Notes	-	778,147	-		778,147
Short Term Investments	27,309,898	-	-		27,309,898
Total Investments in Securities	$283,733,071	$778,147	$-		$284,511,218

Templeton Foreign VIP Fund
Assets:
Investments in Securities:
Equity Investments[a]	$1,997,155,440	$-	$-		1,997,155,440
Short Term Investments	107,146,482	-	-		107,146,482
Total Investments in Securities	$2,104,301,922	$-	$-		$2,104,301,922

Templeton Global Bond VIP Fund
Assets:
Investments in Securities:
Foreign Government and Agency Securities[a]	$-	$2,161,100,836	$-		$2,161,100,836
Quasi-Sovereign and Corporate Bonds[a]	-	2,404,873	-		2,404,873
Short Term Investments	569,718,264	379,429,293	-		949,147,557
Total Investments in Securities	$569,718,264	$2,542,935,002	$-		$3,112,653,266

Other Financial Instruments:
Forw ard Exchange Contracts	$-	$24,536,137	$-		$24,536,137

Liabilities:
Other Financial Instruments:
Forw ard Exchange Contracts	$-	$135,797,068	$-		$135,797,068
Sw ap Contracts	-	41,986,077	-		41,986,077
Total Other Financial Instruments	$-	$177,783,145	$-		$177,783,145

Templeton Grow th VIP Fund
Assets:
Investments in Securities:
Equity Investments[a,c]	$1,343,769,514	$-	$	- $	1,343,769,514
Short term investments	11,190,627	13,600,000		-	24,790,627
Total Investments in Securities	$1,354,960,141	$13,600,000	$	- $	1,368,560,141

aFor detailed categories, see the accompanying Statement of Investments.
bFor detailed Underlying Fund categories, see the accompanying Statement of Investments.
cIncludes common, preferred and convertible preferred stocks and management investment companies as w ell as other equity interests.
dIncludes securities determined to have no value at March 31, 2016.

A reconciliation of assets in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 financial instruments at the end of the period. The reconciliations of assets for the three months ended March 31, 2016, are as follows:

												Net Change in
												Unrealized Appreciation
	Balance at				Transfers			Net Unrealized				(Depreciation) on
	Beginning of				Into (Out of)	Cost Basis	Net Realized Gain	Appreciation		Balance at End of		Assets Held at Period
	Period		Purchases	Sales	Level 3	Adjustments	(Loss)	(Depreciation)		Period		End
Franklin Mutual Global Discovery VIP Fund
Assets:
Investments in Securities:
Equity Investments:[a]
Auto Components	$2,192,388		$-	$-	$-	$-	$-	$275,753		$2,468,141		$275,753
Diversified Financial Services	5,157,849		-	-	-	-	-	506,727		5,664,576		506,727
Oil, Gas & Consumable Fuels	-		2,764,261	-	-	-	-	(2,026,521)		737,740		(2,026,521)
Corporate Notes and Senior Floating Rate Interests in
Reorganization	2,053	b	-	-	-	-	-	451		2,504	b	451
Total Investments in Securities	$7,352,290		$2,764,261	$-	$-	$-	$-	$(1,243,590	) $	8,872,961		$(1,243,590)

aIncludes common and preferred stocks as w ell as other equity investments.
bIncludes securities determined to have no value.

Significant unobservable valuation inputs developed by the VLOC for material Level 3 financial instruments and impact to fair value as a result of changes in unobservable valuation inputs as of March 31, 2016, are as follows:

						Impact to Fair
	Fair Value at End					Value if Input
Description	of Period	Valuation Technique	Unobservable Inputs	Amount/Range		Increases[a]
Franklin Mutual Global Discovery VIP Fund
Assets:
Investments in Securities:
Equity Investments:[b]
Auto Components	$2,460,529	Market	Discount for lack of marketability	10%		Decrease[c]
		comparables	EV / EBITDA multiple	3.7	x	Increase[d]
Diversified Financial Service	5,664,576	Discounted Cash	Cost of equity	16%		Decrease[d]
		Flow Model	Revenue grow th rate	6.2% - 23.6%		Increase[d]
			Adjusted EBITDA margin	13.4% - 21.2%		Increase[d]
Oil, Gas & Consumable
Fuels	737,740	Discounted Cash	Cost of equity	15% Decrease[c]
		Flow Model	EBITDA multiple	5.9x% Increase[d]
All Other Investments[e]	10,116
Total	$8,872,961

a Represents the directional change in the fair value of the Level 3 financial instruments that w ould result from a significant and reasonable increase in the corresponding input. A significant and reasonable decrease in input w ould have the opposite effect. Significant impacts, if any, to fair value and/or net assets have been indicated.
b Includes common and preferred stocks.
c Represents a significant impact to fair value but not net assets.
d Represents a significant impact to fair value and net assets.
e Includes fair value of immaterial financial instruments developed using various valuation techniques and unobservable inputs. May also include financial instruments w ith values derived using prior transaction prices or third party pricing information w ithout adjustment for w hich such inputs are also unobservable.

Abbreviations List

EBITDA - Earnings before interest, taxes, depreciation and amortization
EV - Enterprise value

14. SUBSEQUENT EVENTS

The Funds have evaluated subsequent events through the issuance of the Statements of Investments and determined that no events have occurred that require disclosure.

For additional information on the Funds' significant accounting policies, please refer to the Funds' most recent semiannual or annual shareholder report.

Item 2. Controls and Procedures.

(a) Evaluation of Disclosure Controls and Procedures.  The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant’s filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission.  Such information is accumulated and communicated to the Registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure.  The Registrant’s management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant’s management, including the Registrant’s principal executive officer and the Registrant’s principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures.  Based on such evaluation, the Registrant’s principal executive officer and principal financial officer concluded that the Registrant’s disclosure controls and procedures are effective.

(b) Changes in Internal Controls.  There have been no changes in the Registrant’s internal controls or in other factors that could materially affect the internal controls over financial reporting subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

Item 3. Exhibits.

(a) Certification pursuant to Section 30a-2 under the Investment Company Act of 1940 of Laura F. Fergerson, Chief Executive Officer - Finance and Administration, and Gaston Gardey, Chief Financial Officer and Chief Accounting Officer.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Franklin Templeton Variable Insurance Products Trust

By /s/LAURA F. FERGERSON

Laura F. Fergerson

Chief Executive Officer -

Finance and Administration

Date May 26, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/LAURA F. FERGERSON

Laura F. Fergerson

Chief Executive Officer -

Finance and Administration

Date May 26, 2016

By /s/GASTON GARDEY

Gaston Gardey

Chief Financial Officer and

Chief Accounting Officer

Date May 26, 2016